UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	VANGUARD BOND INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - December 31, 2005

Item 1:	Reports to Shareholders

Vanguard® Bond Index Funds

› Annual Report

December 31, 2005

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

>	Sharply rising short-term rates depressed prices for short-term bonds. Vanguard Short-Term Bond Index Fund returned 1.3% for Investor Shares.

>	Intermediate-term bonds also saw rates rise, while rates actually declined for long-dated securities. Vanguard Long-Term Bond Index Fund produced the highest return among the four Vanguard Bond Index Funds at 5.3%.

>	Over the past ten years, the returns of all four funds exceeded those of their average peers.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Total Bond Market Index Fund	8
Short-Term Bond Index Fund	25
Intermediate-Term Bond Index Fund	39
Long-Term Bond Index Fund	53
About Your Fund's Expenses	67
Glossary	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2005	Total Return
Vanguard Total Bond Market Index Fund
Investor Shares	2.4%
Admiral™ Shares[1]	2.5
Institutional Shares[2]	2.5
Lehman Aggregate Bond Index	2.4
Average Intermediate Investment Grade Debt Fund[3]	1.8
Vanguard Short-Term Bond Index Fund
Investor Shares	1.3%
Admiral Shares[1]	1.4
Lehman 1-5 Year Government/Credit Index	1.4
Average 1-5 Year Investment Grade Debt Fund[3]	1.4
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	1.8%
Admiral Shares[1]	1.8
Lehman 5-10 Year Government/Credit Index	1.8
Average Intermediate Investment Grade Debt Fund[3]	1.8
Vanguard Long-Term Bond Index Fund	5.3%
Lehman Long Government/Credit Index	5.3
Average Corporate A-Rated Debt Fund[3]	1.9

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	This class of shares also carries low expenses and is available for a minimum investment of $5 million.
3	Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

Continuing the pattern set in 2004, interest rates rose sharply at the short end of the maturity spectrum and fell at the long end. In this environment, the Short-Term Bond Index Fund produced the lowest total returns (Investor Shares, +1.3%; Admiral Shares, +1.4%) among the Vanguard Bond Index Funds, while the Long-Term Bond Index Fund produced the highest return, 5.3%. Bond prices move in the opposite direction from interest rates; in the past year this dynamic translated into price declines for short-term bonds and modest price gains for long-term bonds.

The persistent rise in short-term rates caught up with intermediate-term bonds in 2005. The Intermediate-Term Bond Index Fund’s 1.8% return (both share classes) consisted of a decline in the fund’s price and a more-than-compensatory income return. The price decline was slightly less for the Total Bond Index Fund, enhancing its return. All four portfolios succeeded in closely tracking the returns of their target indexes.

The table on page 1 presents the total returns—capital change plus reinvested distributions—of the Vanguard Bond Index Funds and their comparative standards. The funds’ yields at the beginning and end of the period, as well as components of each fund’s total return, are shown in the table on page 4. Detailed figures for each fund, including net asset values and distributions, are presented in the table on page 7.

Modest bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to an inversion of the yield curve, with short-term bonds yielding slightly more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward and the broad U.S. market returned 6.3% for the 12 months.

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Three Years	Five Years

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%

Lehman Municipal Bond Index	3.5	4.4	5.6

Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2

Stocks

Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%

Russell 2000 Index (Small-caps)	4.6	22.1	8.2

Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1

MSCI All Country World Index ex USA (International)	17.1	26.2	6.7

CPI

Consumer Price Index	3.4%	2.8%	2.5%

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Short-term rates continued rising; long-term rates didn’t follow suit

In 2004, the Federal Reserve raised its target for short-term rates five times; in 2005, there were eight rate increases. During the past 12 months, short-term rates climbed by a greater degree than in 2004, and the ripple effect was felt further along the bond maturity spectrum in 2005.

The yield on the Short-Term Bond Index Fund climbed 131 basis points to 4.55% in 2005, resulting in a decline in short-term bond prices and a weak total return of 1.3% for Investor Shares. The yield on the Intermediate-Term Bond Index Fund increased 52 basis points in 2005 to 4.88%, holding the return on Investor Shares to 1.8%.

Long-term bonds continued to resist the rising-rate trend. The yield on the Long-Term Bond Index Fund declined 7 basis points in 2005 to 5.06%. Declining rates gave a smaller boost to long-term bond prices, resulting in a fund return of 5.3%. As an amalgam of all three markets, the Total Bond Market Index Fund experienced a 63-basis-point boost in its yield in 2005, to 4.75%. The fund’s total return was 2.4%.

Yields and Returns
	Yields at Year-End		Components of Total Returns Year Ended December 31, 2005
Index Fund (Investor Shares)	2004	2005	Capital	Income	Total

Total Bond Market	4.12%	4.75%	-2.0%	4.4%	2.4%

Short-Term Bond	3.24	4.55	-2.2	3.5	1.3

Intermediate-Term Bond	4.36	4.88	-2.9	4.7	1.8

Long-Term Bond	5.13	5.06	0.2	5.1	5.3

In this unusual environment, the funds’ advisor, Vanguard Fixed Income Group, succeeded in capturing the returns of the funds’ target benchmarks. The benchmarks are hypothetical investment vehicles and therefore incur no fees or transaction costs; matching their returns is a tribute to the advisor’s trading and portfolio-construction talents, which compensate for the effects of Vanguard’s (albeit low) expense ratio. Returns for two of the funds were in line with the average results of competing funds, while the other two funds were far ahead of their peer groups.

Advantages become clearer with the passing years

The benefit to investors of Vanguard’s low costs, experienced indexing team, and time-tested trading strategies becomes clearer with time. The chart below shows that each of the funds produced a higher annualized return than its peer group average during the past ten years. A hypothetical investment of $10,000 in the Total Bond Market Index Fund, for example, would have increased to $17,725. The same investment compounded at the peer group’s average return would be worth $16,613. At the more volatile, long end of the maturity spectrum, the difference would have been even greater: $20,442 accumulated in a Long-Term Bond Index Fund account versus just $16,631, based on the average peer fund’s return.

We encourage you to pay close attention to what you pay to invest. Given the historically lower returns on fixed income assets relative to stocks, cost is even

Total Returns	Ten Years Ended December 31, 2005
		Average
	Vanguard	Comparable	Target
Index Fund (Investor Shares)	Fund	Fund[1]	Index

Total Bond Market	5.9%	5.2%	6.2%

Short-Term Bond	5.1	4.5	5.4

Intermediate-Term Bond	6.4	5.2	6.6

Long-Term Bond	7.4	5.2	7.4

1	Derived from data provided by Lipper Inc.

more important. For more information about your portfolio’s costs, see page 67.

Markets confirm eternal wisdom of diversifying your portfolio

Anyone tempted to react to market noise—shortening or lengthening a portfolio’s maturity to benefit from interest rate moves—has no doubt learned a useful lesson: Long-term rates don’t necessarily rise in sync with short-term rates—and can actually fall. Whenever the Fed raises short-term rates to fend off inflation, rates normally rise across the board as investors fear inflation’s impact on their bonds. But bond markets have confounded that pattern during this cycle. Even as the Fed has sought to move short-term rates from an accommodative to a neutral level, long-term bond investors have shown they are not concerned about rising inflation.

Investors can’t anticipate such anomalies. The best strategy, in all market environments, is to build a balanced portfolio of diversified stock and bond funds in proportions suited to your unique circumstances. By developing a simple approach and pursuing it doggedly, you’ll be in a better position to achieve your investment goals.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
January 13, 2006

Expense Ratios:1
Your fund compared with its peer group

	Investor	Admiral	Institutional	Peer
Index Fund	Shares	Shares	Shares	Group

Total Bond Market	0.20%	0.11%	0.07%	1.01%

Short-Term Bond	0.18	0.11	—	0.94

Intermediate-Term Bond	0.18	0.11	—	1.01

Long-Term Bond	0.18	—	—	1.14

1	Fund expense ratios reflect the fiscal year ended December 31, 2005. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

Your Fund’s Performance at a Glance
December 31, 2004–December 31, 2005

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield

Total Bond Market

Investor Shares	$10.27	$10.06	$0.449	$0.002	4.75%

Admiral Shares	10.27	10.06	0.458	0.002	4.84

Institutional Shares	10.27	10.06	0.462	0.002	4.88

Short-Term Bond

Investor Shares	$10.14	$9.92	$0.350	$0.000	4.55%

Admiral Shares	10.14	9.92	0.357	0.000	4.62

Intermediate-Term Bond

Investor Shares	$10.68	$10.36	$0.492	$0.011	4.88%

Admiral Shares	10.68	10.36	0.499	0.011	4.95

Long-Term Bond	$11.82	$11.84	$0.601	$0.000	5.06%

A Change in the Way We List Fund Holdings

As you will see when you turn to the Financial Statements, the lists of the funds’ investments are shorter than they used to be. This is because the Securities and Exchange Commission now permits mutual fund companies to publish an abbreviated list of fund holdings in semiannual and annual reports.

•	The Statement of Net Assets now lists each fund’s 50 largest holdings, along with any other holdings that, in total for any issuer, represent 1% or more of the fund’s net assets.

•	If you want to see a complete list of your fund’s securities, you can find it on our website at www.vanguard.com and at the SEC’s website (www.sec.gov). Or you can call us at 800-662-7447 to request a copy of the list.

We think the SEC decision is good news for the shareholders, because it allows us to highlight essential information while also helping us to save money for you. The lists in this report focus on the securities that are most important to each fund and exclude details about smaller holdings that have minimal impact on performance. And because the list is so much shorter, the funds will see substantial savings in printing and mailing costs and in the amount of paper we use.

Our reports continue to include the Fund Profiles, which provide an excellent overall snapshot of your fund and its top holdings.

Total Bond Market Index Fund

Fund Profile
As of December 31, 2005

Financial Attributes	Fund	Target Index[1]
Number of Issues	2,445	6,453
Yield		—
Investor Shares	4.8%
Admiral Shares	4.8%
Institutional Shares	4.9%
Yield to Maturity	5.1%[2]	5.1%
Average Coupon	5.4%	5.2%
Average Effective Maturity	7.2 years	7.1 years
Average Quality[3]	Aa1	Aa1
Average Duration	4.6 years	4.6 years
Expense Ratio		—
Investor Shares	0.20%
Admiral Shares	0.11%
Institutional Shares	0.07%
Short-Term Reserves	0%	—

Sector Diversification[4] (% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	6%
Finance	8
Foreign	3
Government Mortgage-Backed	35
Industrial	10
Treasury/Agency	36
Utilities	2

Volatility Measures	Fund	Target Index[1]
R-Squared	1.00	1.00
Beta	1.00	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	1%
1-5 Years	41
5-10 Years	43
10-20 Years	9
20-30 Years	6

Distribution by Credit Quality[3] (%)of portfolio)
Aaa	78%
Aa	5
A	9
Baa	8

1	Lehman Aggregate Bond Index.
2	Before expenses.
3	Moody’s Investors Service.
4	The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 69 for a glossary of investment terms.

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Total Bond Market Index Fund Investor Shares[1]	2.40%	5.43%	5.89%	$17,725

Lehman Aggregate Bond Index	2.43	5.87	6.16	18,189

Average Intermediate Investment Grade Debt Fund[2]	1.78	5.02	5.21	16,613

	One Year	Since Inception[3]	Final Value of a $100,000 Investment

Total Bond Market Index Fund Admiral Shares	2.49%	4.10%	$118,093

Lehman Aggregate Bond Index	2.43	4.53	120,164

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment

Total Bond Market Index Fund Institutional Shares	2.53%	5.56%	6.01%	$8,963,410

Lehman Aggregate Bond Index	2.43	5.87	6.16	9,094,518

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average Intermediate U.S. Government Fund through December 31, 2001, and the Average Intermediate Investment Grade Debt Fund thereafter.
3	November 12, 2001. Note: See Financial Highlights tables on pages 18–20 for dividend and capital gains information.

Total Bond Market Index Fund

Fiscal-Year Total Returns (%): December 31, 1995-December 31, 2005

	Investor Shares
Fiscal	Capital	Income	Total	Lehman[1]
Year	Return	Return	Return	Total Return

1996	-3.0%	6.6%	3.6%	3.6%

1997	2.5	6.9	9.4	9.7

1998	2.2	6.4	8.6	8.7

1999	-6.8	6.0	-0.8	-0.8

2000	4.2	7.2	11.4	11.6

2001	1.9	6.5	8.4	8.4

2002	2.4	5.9	8.3	10.3

2003	-0.7	4.7	4.0	4.1

2004	-0.2	4.4	4.2	4.3

2005	-2.0	4.4	2.4	2.4

1 Lehman Aggregate Bond Index.

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.875%	8/15/17	326,865	454,342	1.4%
U.S. Treasury Bond	8.875%	2/15/19	311,425	443,052	1.3%
U.S. Treasury Bond	8.500%	2/15/20	224,500	315,211	0.9%
U.S. Treasury Bond	8.125%	8/15/19	208,520	283,033	0.8%
U.S. Treasury Bond	8.125%	8/15/21	187,575	260,525	0.8%
U.S. Treasury Bond	7.625%	11/15/22	130,305	175,952	0.5%
U.S. Treasury Bond	12.000%	8/15/13	122,800	145,691	0.4%
U.S. Treasury Bond	9.250%	2/15/16	105,075	145,643	0.4%
U.S. Treasury Bond	7.875%	2/15/21	105,012	142,226	0.4%
U.S. Treasury Bond	8.750%	5/15/17	94,335	129,593	0.4%
U.S. Treasury Bond	8.000%	11/15/21	86,120	118,778	0.4%
U.S. Treasury Bond	9.875%	11/15/15	71,350	101,963	0.3%
U.S. Treasury Bond	8.750%	8/15/20	69,550	100,130	0.3%
U.S. Treasury Bond	5.250%-11.250%	11/15/12-5/15/30	299,829	389,739	1.2%
U.S. Treasury Note	4.250%	8/15/13	459,102	455,011	1.4%
U.S. Treasury Note	3.625%	6/30/07	375,400	371,117	1.1%
U.S. Treasury Note	6.500%	2/15/10	284,800	307,228	0.9%
U.S. Treasury Note	3.375%	10/15/09	268,550	259,360	0.8%
U.S. Treasury Note	3.625%	4/30/07	245,875	243,340	0.7%
U.S. Treasury Note	3.250%	1/15/09	237,525	229,991	0.7%

Total Bond Market Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Treasury Note	3.750%	3/31/07	220,750	218,887	0.6%
U.S. Treasury Note	4.250%	11/15/13	216,300	214,273	0.6%
U.S. Treasury Note	3.125%	4/15/09	215,975	207,809	0.6%
U.S. Treasury Note	2.750%	8/15/07	202,900	197,669	0.6%
U.S. Treasury Note	3.125%	5/15/07	191,900	188,572	0.6%
U.S. Treasury Note	4.000%	8/31/07	176,450	175,264	0.5%
U.S. Treasury Note	3.000%	12/31/06	160,375	158,094	0.5%
U.S. Treasury Note	3.000%	2/15/09	163,850	157,270	0.5%
U.S. Treasury Note	3.125%	1/31/07	133,225	131,372	0.4%
U.S. Treasury Note	4.500%	11/15/10	106,500	107,083	0.3%
U.S. Treasury Note	4.000%	9/30/07	101,700	101,001	0.3%
U.S. Treasury Note	4.125%	8/15/10	100,700	99,724	0.3%
U.S. Treasury Note	3.875%	7/15/10	100,300	98,325	0.3%
U.S. Treasury Note	3.500%	8/15/09	96,600	93,793	0.3%
U.S. Treasury Note	2.500%-6.500%	9/30/06-11/15/15	1,241,326	1,228,774	3.7%
Agency Bonds and Notes				8,449,835	25.2%
1 Federal Home Loan Bank	3.625%	1/15/08	161,600	158,297	0.5%
1 Federal Home Loan Bank	4.250%	4/16/07	158,275	157,384	0.5%
1 Federal Home Loan Bank	5.750%	5/15/12	88,525	93,183	0.3%
1 Federal Home Loan Bank	3.625%-7.625%	8/15/07-6/18/14	447,510	456,562	1.4%
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/08	180,680	184,767	0.5%
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/10	127,947	124,672	0.4%
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	115,675	117,334	0.3%
1 Federal Home Loan Mortgage Corp.	2.750%-7.000%	3/15/07-3/15/31	678,345	701,796	2.1%
1 Federal National Mortgage Assn	6.625%	9/15/09	124,315	132,183	0.4%
1 Federal National Mortgage Assn	7.250%	5/15/30	89,301	118,050	0.3%
1 Federal National Mortgage Assn	6.125%	3/15/12	97,705	104,567	0.3%
1 Federal National Mortgage Assn	3.625%	3/15/07	101,900	100,631	0.3%
1 Federal National Mortgage Assn	7.125%	3/15/07	93,000	95,593	0.3%
1 Federal National Mortgage Assn	3.250%-8.200%	1/2/07-11/15/30	691,502	708,320	2.1%
† Other—Agency Bonds and Notes				221,506	0.7%
Mortgage-Backed Securities				3,474,845	10.4%
Conventional Mortgage-Backed Securities
1,2 Federal Home Loan Mortgage Corp.	5.000%	10/1/33	123,601	119,979	0.4%

Total Bond Market Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
1,2 Federal Home Loan Mortgage Corp.	5.500%	4/1/35	114,325	113,378	0.3%
1,2 Federal Home Loan Mortgage Corp.	5.000%	10/1/35	97,450	94,473	0.3%
1,2 Federal Home Loan Mortgage Corp.	4.000%-10.500%	1/1/06-12/1/35	4,248,976	4,197,521	12.5%
1,2 Federal National Mortgage Assn	6.000%	8/1/34	131,002	132,271	0.4%
1,2 Federal National Mortgage Assn	4.000%-11.000%	4/1/06-1/1/36	5,721,101	5,658,940	16.9%
2 Government National Mortgage Assn.	4.000%-11.500%	2/15/07-12/15/35	1,262,314	1,277,748	3.8%

Nonconventional Mortgage-Backed Securities
2 Government National Mortgage Assn	4.375%-7.900%	2/1/21-6/20/29	1,467	1,476	0.0%
				11,595,786	34.6%
Total U.S. Government and Agency Obligations (Cost $23,522,235)				23,520,466	70.2%

Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
2,3 Capital One Master Trust	4.509%	1/15/09	144,000	144,000	0.4%
2,3 MBNA Credit Card Master Note Trust	4.419%	8/15/08	101,455	101,445	0.3%
† Other—Asset-Backed/Commercial Mortgage-Backed Securities				1,766,275	5.3%
Finance				2,011,720	6.0%
† Banking				1,203,753	3.6%
† Brokerage				461,399	1.3%
† Finance Companies				636,305	1.9%
† Insurance				266,309	0.8%
† Real Estate Investment Trusts				161,490	0.5%
† Finance—Other				33,946	0.1%
Industrial				2,763,202	8.2%
† Basic Industry				236,049	0.7%
† Capital Goods				359,390	1.1%
† Communication				897,215	2.7%
† Consumer Cyclical				501,739	1.5%
† Consumer Noncyclical				629,457	1.9%
† Energy				255,404	0.8%

Total Bond Market Index Fund

		Market Value• ($000)	Percentage of Net Assets
† Technology		136,457	0.4%
† Transportation		147,803	0.4%
† Industrial—Other		21,231	0.1%
Utilities		3,184,745	9.6%
† Electric		458,097	1.4%
† Natural Gas		146,518	0.4%
		604,615	1.8%
Total Corporate Bonds (Cost $8,550,881)		8,564,282	25.6%
† Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,066,696)		1,073,752	3.2%
† Taxable Municipal Bonds (Cost $62,003)		65,756	0.2%
	Shares
Temporary Cash Investments
4 Vanguard Market Liquidity Fund, 4.274%	341,609,890	341,610	1.0%
4 Vanguard Market Liquidity Fund, 4.274%—Note F	6,418,860	6,419	0.0%
Total Temporary Cash Investments (Cost $348,029)		348,029	1.0%
5 Total Investments (Cost $33,549,844)		33,572,285	100.2%
Other Assets and Liabilities
Other Assets—Note B		1,089,751	3.3%
Payables for Investment Securities Purchased		(957,099)	(2.9%)
Other Liabilities—Note F		(207,758)	(0.6%)
		(75,106)	(0.2%)
Net Assets		33,497,179	100.0%

Total Bond Market Index Fund

At December 31, 2005, net assets consisted of:[6]
Amount
($000)

Paid-in Capital	33,601,276

Undistributed Net Investment Income	—

Accumulated Net Realized Losses	(122,304)

Unrealized Appreciation (Depreciation)

Investment Securities	22,441

Swap Contracts	(4,234)

Net Assets	33,497,179

Investor Shares—Net Assets

Applicable to 2,151,971,216 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	21,642,658

Net Asset Value Per Share—Investor Shares	$10.06

Admiral Shares—Net Assets

Applicable to 450,370,801 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	4,529,463

Net Asset Value Per Share—Admiral Shares	$10.06

Institutional Shares—Net Assets

Applicable to 728,345,595 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	7,325,058

Net Asset Value Per Share—Institutional Shares	$10.06

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $193,987,000, representing 0.6% of net assets.
6	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Total Bond Market Index Fund

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Interest[1]	1,470,834

Security Lending	222

Total Income	1,471,056

Expenses

The Vanguard Group—Note B

Investment Advisory Services	3,470

Management and Administrative

Investor Shares	33,314

Admiral Shares	2,635

Institutional Shares	2,615

Marketing and Distribution

Investor Shares	4,538

Admiral Shares	631

Institutional Shares	1,853

Custodian Fees	490

Auditing Fees	25

Shareholders' Reports

Investor Shares	571

Admiral Shares	7

Institutional Shares	43

Trustees' Fees and Expenses	47

Total Expenses	50,239

Expenses Paid Indirectly—Note C	(389)

Net Expenses	49,850

Net Investment Income	1,421,206

Realized Net Gain (Loss)

Investment Securities Sold	(114,880)

Swap Contracts	2,594

Realized Net Gain (Loss)	(112,286)

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(560,907)

Swap Contracts	(8,857)

Change in Unrealized Appreciation (Depreciation)	(569,764)

Net Increase (Decrease) in Net Assets Resulting from Operations	739,156

1 Interest income from an affiliated company of the fund was $11,129,000.

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005	2004
	($000)	($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	1,421,206	1,179,069

Realized Net Gain (Loss)	(112,286)	48,451

Change in Unrealized Appreciation (Depreciation)	(569,764)	(91,682)

Net Increase (Decrease) in Net Assets Resulting from Operations	739,156	1,135,838

Distributions

Net Investment Income

Investor Shares	(912,434)	(781,632)

Admiral Shares	(153,117)	(99,647)

Institutional Shares	(363,606)	(312,425)

Realized Capital Gain

Investor Shares	(3,964)	(36,917)

Admiral Shares	(520)	(4,640)

Institutional Shares	(1,529)	(14,562)

Total Distributions	(1,435,170)	(1,249,823)

Capital Share Transactions—Note G

Investor Shares	2,597,037	2,520,058

Admiral Shares	2,106,495	419,307

Institutional Shares	64,580	883,242

Net Increase (Decrease) from Capital Share Transactions	4,768,112	3,822,607

Total Increase (Decrease)	4,072,098	3,708,622

Net Assets

Beginning of Period	29,425,081	25,716,459

End of Period	33,497,179	29,425,081

Total Bond Market Index Fund

Financial Highlights

Investor Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.27	$10.31	$10.38	$10.15	$9.96

Investment Operations

Net Investment Income	.446	.441	.465	.572	.632

Net Realized and Unrealized Gain (Loss) on Investments	(.205)	(.014)	(.060)	.239	.190

Total from Investment Operations	.241	.427	.405	.811	.822

Distributions

Dividends from Net Investment Income	(.449)	(.446)	(.475)	(.570)	(.632)

Distributions from Realized Capital Gains	(.002)	(.021)	—	(.011)	—

Total Distributions	(.451)	(.467)	(.475)	(.581)	(.632)

Net Asset Value, End of Period	$10.06	$10.27	$10.31	$10.38	$10.15

Total Return[1]	2.40%	4.24%	3.97%	8.26%	8.43%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$21,643	$19,479	$17,032	$16,676	$14,116

Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.22%	0.22%	0.22%

Ratio of Net Investment Income to Average Net Assets	4.40%	4.29%	4.46%	5.63%	6.21%

Portfolio Turnover Rate[2,3]	59%	59%	89%	90%	82%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
3	The portfolio turnover rates excluding paydowns on mortgage-backed securities were 56%, 44%, 66%, 75%, and 67%.

Total Bond Market Index Fund

Admiral Shares	Year Ended December 31,				Nov. 12[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.27	$10.31	$10.38	$10.15	$10.44

Investment Operations

Net Investment Income	.455	.450	.472	.578	.082

Net Realized and Unrealized Gain (Loss) on Investments	(.205)	(.014)	(.060)	.239	(.290)

Total from Investment Operations	.250	.436	.412	.817	(.208)

Distributions

Dividends from Net Investment Income	(.458)	(.455)	(.482)	(.576)	(.082)

Distributions from Realized Capital Gains	(.002)	(.021)	—	(.011)	—

Total Distributions	(.460)	(.476)	(.482)	(.587)	(.082)

Net Asset Value, End of Period	$10.06	$10.27	$10.31	$10.38	$10.15

Total Return	2.49%	4.33%	4.04%	8.32%	-2.00%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$4,529	$2,502	$2,092	$1,805	$866

Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.15%	0.17%	0.17%[2]

Ratio of Net Investment Income to Average Net Assets	4.49%	4.38%	4.52%	5.66%	5.97%[2]

Portfolio Turnover Rate[3,4]	59%	59%	89%	90%	82%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	The portfolio turnover rates excluding paydowns on mortgage-backed securities were 56%, 44%, 66%, 75%, and 67%.

Total Bond Market Index Fund

Institutional Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.27	$10.31	$10.38	$10.15	$9.96

Investment Operations

Net Investment Income	.459	.453	.477	.585	.644

Net Realized and Unrealized Gain (Loss) on Investments	(.205)	(.014)	(.060)	.239	.190

Total from Investment Operations	.254	.439	.417	.824	.834

Distributions

Dividends from Net Investment Income	(.462)	(.458)	(.487)	(.583)	(.644)

Distributions from Realized Capital Gains	(.002)	(.021)	—	(.011)	—

Total Distributions	(.464)	(.479)	(.487)	(.594)	(.644)

Net Asset Value, End of Period	$10.06	$10.27	$10.31	$10.38	$10.15

Total Return	2.53%	4.36%	4.10%	8.39%	8.56%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$7,325	$7,444	$6,593	$6,525	$6,778

Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	4.53%	4.41%	4.60%	5.77%	6.32%

Portfolio Turnover Rate[1,2]	59%	59%	89%	90%	82%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
2	The portfolio turnover rates excluding paydowns on mortgage-backed securities were 56%, 44%, 66%, 75%, and 67%. See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3.     Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

Total Bond Market Index Fund

4.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.     Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $3,875,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.87% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2005, custodian fee offset arrangements reduced the fund’s expenses by $389,000.

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2005, the fund realized $426,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $7,951,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income. Taxable income on swap

Total Bond Market Index Fund

Total Bond Market Index Fund contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At December 31, 2005, the fund had $422,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

At December 31, 2005, the fund had available realized losses of $115,336,000 to offset future net capital gains of $77,012,000 through December 31, 2013, and $38,324,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $16,387,000, consisting of unrealized gains of $441,555,000 on securities that had risen in value since their purchase and $425,168,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2005, the fund had the following open swap contracts:

Reference Entity/Termination Date	Dealer[1]	Notional Amount ($000)	Floating Interest Rate Paid[2]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index

1/1/06	BA	75,000	4.140%	(1,620)

2/1/06	UBS	70,000	4.251	(1,329)

2/28/06	BA	70,000	4.390	(633)

3/31/06	BA	65,000	4.390	(588)

4/30/06	BA	75,000	4.370	(1,467)

5/31/06	BA	75,000	4.370	(1,467)

6/30/06	BA	75,000	4.360	(299)

7/31/06	BA	35,000	4.360	(139)

8/31/06	BA	100,000	4.310	1,102

9/30/06	BA	100,000	4.320	1,102

11/1/06	UBS	75,000	4.251	682

Federal Home Loan Mortgage Corp.,6.000% 30-Year

3/1/06	UBS	40,000	3.751	151

Federal National Mortgage Assn., 4.500% 15-Year

2/1/06	UBS	15,000	3.831	104

3/1/06	UBS	20,000	4.041	123

4/1/06	UBS	20,000	4.021	—

Federal National Mortgage Assn., 5.500% 15-Year

2/1/06	UBS	8,000	4.151	4

Federal National Mortgage Assn., 6.000% 30-Year

2/1/06	UBS	25,000	4.061	40

Federal National Mortgage Assn., 6.500% 30-Year

2/1/06	UBS	4,000	3.721	—

				(4,234)

1	BA—Bank of America. UBS—UBS Warburg.
2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Bond Market Index Fund

E.     During the year ended December 31, 2005, the fund purchased $9,071,003,000 of investment securities and sold $6,069,472,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,435,309,000 and $14,035,317,000, respectively.

F.     The market value of securities on loan to broker/dealers at December 31, 2005, was $6,266,000, for which the fund received cash collateral of $6,419,000.

G.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	6,688,301	658,061	5,035,391	489,881

Issued in Lieu of Cash Distributions	872,818	85,904	774,737	75,461

Redeemed	(4,964,082)	(488,126)	(3,290,070)	(320,600)

Net Increase (Decrease)—Investor Shares	2,597,037	255,839	2,520,058	244,742

Admiral Shares

Issued	3,015,972	296,415	1,011,765	98,344

Issued in Lieu of Cash Distributions	127,332	12,554	84,316	8,212

Redeemed	(1,036,809)	(102,186)	(676,774)	(65,807)

Net Increase (Decrease)—Admiral Shares	2,106,495	206,783	419,307	40,749

Institutional Shares

Issued	2,661,556	261,588	2,449,185	238,122

Issued in Lieu of Cash Distributions	329,651	32,437	300,025	29,225

Redeemed	(2,926,627)	(290,291)	(1,865,968)	(181,973)

Net Increase (Decrease)—Institutional Shares	64,580	3,734	883,242	85,374

Short-Term Bond Index Fund

Fund Profile
As of December 31, 2005

Financial Attributes	Fund	Target Index[1]	Broad Index[2]
Number of Issues	657	1,697	6,453
Yield		—	—
Investor Shares	4.6%
Admiral Shares	4.6%
Yield to Maturity	4.7%[3]	4.7%	5.1%
Average Coupon	4.6%	4.4%	5.2%
Average Effective Maturity	2.7 years	2.7 years	7.1 years
Average Quality[4]	Aa1	Aa1	Aa1
Average Duration	2.4 years	2.4 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.11%
Short-Term Reserves	1%	—	—

Sector Diversification[5] (% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	0%
Finance	13
Foreign	7
Government Mortgage-Backed	0
Industrial	9
Treasury/Agency	69
Utilities	1
Short-Term Reserves	1%

Volatility Measures	Fund	Target Index[1]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.92	1.00
Beta	1.01	1.00	0.55	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	1%
1-3 Years	58
3-5 Years	39
Over 5 Years	2

Distribution by Credit Quality[4] (% of portfolio)
Aaa	76%
Aa	7
A	11
Baa	6

1	Lehman 1–5 Year Government/Credit Index.
2	Lehman Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 69 for a glossary of investment terms.

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Short-Term Bond Index Fund Investor Shares[1]	1.31%	4.23%	5.11%	$16,463

Lehman Aggregate Bond Index	2.43	5.87	6.16	18,189

Lehman 1-5 Year Government/Credit Index	1.44	4.71	5.38	16,891

Average 1-5 Year Investment Grade Debt Fund[2]	1.44	3.70	4.46	15,465

	One Year	Since Inception[3]	Final Value of a $100,000 Investment

Short-Term Bond Index Fund Admiral Shares	1.38%	2.79%	$112,054

Lehman Aggregate Bond Index	2.43	4.53	120,164

Lehman 1-5 Year Government/Credit Index	1.44	3.30	114,385

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average 1–5 Year U.S. Government Fund through December 31, 2001, and the Average 1–5 Year Investment Grade Debt Fund thereafter.
3	November 12, 2001. Note: See Financial Highlights tables on pages 35 and 36 for dividend and capital gains information.

Short-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 1995-December 31, 2005

	Investor Shares
Fiscal	Capital	Income	Total	Lehman[1]
Year	Return	Return	Return	Total Return

1996	-1.5%	6.0	4.5	4.7

1997	0.8	6.2	7.0	7.1

1998	1.7	5.9	7.6	7.6

1999	-3.3	5.4	2.1	2.1

2000	2.4	6.4	8.8	8.9

2001	3.0	5.9	8.9	9.0

2002	1.5	4.6	6.1	8.1

2003	0.1	3.3	3.4	3.4

2004	-1.3	3.0	1.7	1.8

2005	-2.2	3.5	1.3	1.4

1 Lehman 1–5 Year Government/Credit Index.

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	13.250%	5/15/14	35,000	44,576	0.8%
U.S. Treasury Note	3.625%	6/30/07	172,575	170,606	3.2%
U.S. Treasury Note	4.125%	8/15/10	162,250	160,678	3.0%
U.S. Treasury Note	6.500%	2/15/10	137,775	148,625	2.8%
U.S. Treasury Note	3.500%	5/31/07	150,100	148,200	2.8%
U.S. Treasury Note	3.375%	2/28/07	141,725	139,997	2.7%
U.S. Treasury Note	3.375%	11/15/08	142,475	138,668	2.6%
U.S. Treasury Note	3.125%	5/15/07	140,675	138,236	2.6%
U.S. Treasury Note	3.250%	1/15/09	114,375	110,747	2.1%
U.S. Treasury Note	3.875%	5/15/10	99,050	97,177	1.8%
U.S. Treasury Note	4.250%	10/31/07	90,955	90,699	1.7%
U.S. Treasury Note	2.750%	8/15/07	80,900	78,814	1.5%
U.S. Treasury Note	4.000%	9/30/07	77,000	76,471	1.5%
U.S. Treasury Note	4.000%	3/15/10	77,375	76,275	1.5%
U.S. Treasury Note	4.500%	11/15/10	74,400	74,807	1.4%
U.S. Treasury Note	3.750%	3/31/07	64,800	64,253	1.2%
U.S. Treasury Note	6.000%	8/15/09	52,325	55,146	1.0%
U.S. Treasury Note	6.125%	8/15/07	50,550	51,885	1.0%
U.S. Treasury Note	5.000%	8/15/11	49,975	51,584	1.0%
U.S. Treasury Note	4.000%	8/31/07	51,175	50,831	1.0%

Short-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Treasury Note	4.000%	4/15/10	47,150	46,472	0.9%
U.S. Treasury Note	3.375%	12/15/08	39,100	38,031	0.7%
U.S. Treasury Note	3.125%	4/15/09	38,550	37,092	0.7%
U.S. Treasury Note	3.000%	2/15/09	31,975	30,691	0.6%
U.S. Treasury Note	3.875%	5/15/09	24,825	24,437	0.5%
U.S. Treasury Note	2.625%-5.750%	7/31/07-2/15/11	158,625	155,548	3.0%
Agency Bonds and Notes				2,300,546	43.6%
1 Federal Home Loan Bank	4.250%	4/16/07	137,525	136,751	2.6%
1 Federal Home Loan Bank	4.125%	4/18/08	50,000	49,390	0.9%
1 Federal Home Loan Bank	2.625%	7/15/08	35,000	33,334	0.6%
1 Federal Home Loan Bank	3.625%	11/14/08	30,000	29,161	0.6%
1 Federal Home Loan Bank	3.750%	8/18/09	30,000	29,052	0.5%
1 Federal Home Loan Bank	3.875%	1/15/10	25,000	24,232	0.5%
1 Federal Home Loan Bank	3.875%	9/14/07	23,000	22,693	0.4%
1 Federal Home Loan Bank	2.750%-5.800%	10/19/07-4/15/09	76,725	74,792	1.4%
1 Federal Home Loan Mortgage Corp.	4.125%	4/2/07	110,975	110,208	2.1%
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/09	74,500	76,799	1.5%
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/08	70,000	68,677	1.3%
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/08	32,500	32,839	0.6%
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/09	30,000	31,899	0.6%
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/10	32,000	31,181	0.6%
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/08	25,500	26,077	0.5%
1 Federal Home Loan Mortgage Corp.	3.625%	9/15/08	25,000	24,332	0.5%
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/07	10,000	9,894	0.2%
1 Federal National Mortgage Assn.	7.250%	1/15/10	77,000	84,017	1.6%
1 Federal National Mortgage Assn.	5.250%	1/15/09	48,500	49,235	0.9%
1 Federal National Mortgage Assn.	5.750%	2/15/08	36,500	37,261	0.7%
1 Federal National Mortgage Assn.	5.000%	1/15/07	36,750	36,882	0.7%
1 Federal National Mortgage Assn.	6.000%	5/15/08	33,075	34,025	0.6%
1 Federal National Mortgage Assn.	6.625%	10/15/07	32,500	33,550	0.6%
1 Federal National Mortgage Assn.	6.375%	6/15/09	28,500	29,959	0.6%
1 Federal National Mortgage Assn.	6.625%	9/15/09	28,000	29,772	0.6%

Short-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
1 Federal National Mortgage Assn	7.125%	3/15/07	25,150	25,851	0.5%
1 Federal National Mortgage Assn	5.250%	4/15/07	25,000	25,170	0.5%
1 Federal National Mortgage Assn	3.000%-4.750%	1/2/07-2/15/09	84,500	82,615	1.6%
† Other—Agency Bonds and Notes				48,693	0.9%
				1,328,341	25.2%
Total U.S. Government and Agency Obligations (Cost $3,677,883)				3,628,887	68.8%

Corporate Bonds
† Asset-Backed/Commercial Mortgage-Backed Securities				11,301	0.2%

Finance
† Banking				294,822	5.6%
† Brokerage				113,057	2.1%

Finance Companies
General Electric Capital Corp.	2.800%-8.750%	1/15/07-10/21/10	54,175	54,573	1.0%
Heller Financial, Inc.	7.375%	11/1/09	3,200	3,466	0.1%
† Other—Finance Companies				135,154	2.6%
† Insurance				35,488	0.7%
† Real Estate Investment Trusts				21,601	0.4%
† Finance—Other				7,329	0.1%
Industrial				665,490	12.6%
† Basic Industry				31,046	0.6%
† Capital Goods				59,264	1.1%
† Communication				111,768	2.1%
† Consumer Cyclical				100,888	1.9%
† Consumer Noncyclical				89,034	1.7%
† Energy				28,361	0.6%
† Technology				22,381	0.4%
† Transportation				23,408	0.5%
Utilities				466,150	8.9%
† Electric				56,758	1.1%
† Natural Gas				13,346	0.2%
				70,104	1.3%
Total Corporate Bonds (Cost $1,240,754)				1,213,045	23.0%

Short-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Sovereign Bonds (U.S. Dollar-Denominated)
European Investment Bank	2.375%-4.625%	3/1/07-9/15/10	55,075	54,286	1.0%
† Sovereign Bonds—Other				301,445	5.7%
Total Sovereign Bonds (Cost $361,685)				355,731	6.7%
			Shares
Temporary Cash Investments
[2] Vanguard Market Liquidity Fund, 4.274%			10,831,768	10,832	0.2%
[2] Vanguard Market Liquidity Fund, 4.274%—Note E		7,615,320	7,615	0.2%
Total Temporary Cash Investments (Cost $18,447)				18,447	0.4%
[3] Total Investments (Cost $5,298,769)				5,216,110	98.9%
Other Assets and Liabilities—Net				60,370	1.1%
Net Assets				5,276,480	100.0%

At December 31, 2005, net assets consisted of:[4]	Amount ($000)
Paid-in Capital	5,413,725
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(54,586)
Unrealized Depreciation	(82,659)
Net Assets	5,276,480

Short-Term Bond Index Fund

Market Value• ($000)

Statement of Assets and Liabilities

Assets

Investments in Securities, at Value	5,216,110

Receivables for Investment Securities Sold	214,529

Other Assets—Note B	85,900

Total Assets	5,516,539

Liabilities

Payables for Investment Securities Purchased	213,103

Other Liabilities—Note E	26,956

Total Liabilities	240,059

Net Assets	5,276,480

Investor Shares—Net Assets

Applicable to 297,430,736 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,950,698

Net Asset Value Per Share—Investor Shares	$9.92

Admiral Shares—Net Assets

Applicable to 234,438,934 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,325,782

Net Asset Value Per Share—Admiral Shares	$9.92

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $21,266,000, representing 0.4% of net assets.
4	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Bond Index Fund

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Interest[1]	195,313

Security Lending	48

Total Income	195,361

Expenses

The Vanguard Group—Note B

Investment Advisory Services	586

Management and Administrative

Investor Shares	4,838

Admiral Shares	1,353

Marketing and Distribution

Investor Shares	825

Admiral Shares	397

Custodian Fees	38

Auditing Fees	21

Shareholders' Reports

Investor Shares	83

Admiral Shares	3

Trustees' Fees and Expenses	7

Total Expenses	8,151

Net Investment Income	187,210

Realized Net Gain (Loss) on Investment Securities Sold	(52,432)

Unrealized Appreciation (Depreciation) of Investment Securities	(65,846)

Net Increase (Decrease) in Net Assets Resulting from Operations	68,932

1	Interest income from an affiliated company of the fund was $589,000.

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005	2004
	($000)	($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	187,210	142,091

Realized Net Gain (Loss)	(52,432)	519

Change in Unrealized Appreciation (Depreciation)	(65,846)	(62,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	68,932	79,891

Distributions

Net Investment Income

Investor Shares	(121,131)	(101,329)

Admiral Shares	(66,079)	(40,762)

Realized Capital Gain

Investor Shares	—	(2,976)

Admiral Shares	—	(1,165)

Total Distributions	(187,210)	(146,232)

Capital Share Transactions—Note F

Investor Shares	(767,371)	801,937

Admiral Shares	897,866	311,142

Net Increase (Decrease) from Capital Share Transactions	130,495	1,113,079

Total Increase (Decrease)	12,217	1,046,738

Net Assets

Beginning of Period	5,264,263	4,217,525

End of Period	5,276,480	5,264,263

Short-Term Bond Index Fund

Financial Highlights

Investor Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.14	$10.28	$10.32	$10.19	$9.96

Investment Operations

Net Investment Income	.350	.303	.329	.452	.568

Net Realized and Unrealized Gain (Loss) on Investments	(.220)	(.131)	.015	.152	.299

Total from Investment Operations	.130	.172	.344	.604	.867

Distributions

Dividends from Net Investment Income	(.350)	(.303)	(.329)	(.452)	(.568)

Distributions from Realized Capital Gains	—	(.009)	(.055)	(.022)	(.069)

Total Distributions	(.350)	(.312)	(.384)	(.474)	(.637)

Net Asset Value, End of Period	$9.92	$10.14	$10.28	$10.32	$10.19

Total Return[1]	1.31%	1.70%	3.37%	6.10%	8.88%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,951	$3,795	$3,041	$2,553	$1,680

Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.20%	0.21%	0.21%

Ratio of Net Investment Income to Average Net Assets	3.50%	2.97%	3.17%	4.37%	5.45%

Portfolio Turnover Rate	106%	92%	111%	139%	156%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Short-Term Bond Index Fund

Admiral Shares	Year Ended December 31,				Nov. 12[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.14	$10.28	$10.32	$10.19	$10.44

Investment Operations

Net Investment Income	.357	.310	.334	.457	.069

Net Realized and Unrealized Gain (Loss)on Investments	(.220)	(.131)	.015	.152	(.181)

Total from Investment Operations	.137	.179	.349	.609	(.112)

Distributions

Dividends from Net Investment Income	(.357)	(.310)	(.334)	(.457)	(.069)

Distributions from Realized Capital Gains	—	(.009)	(.055)	(.022)	(.069)

Total Distributions	(.357)	(.319)	(.389)	(.479)	(.138)

Net Asset Value, End of Period	$9.92	$10.14	$10.28	$10.32	$10.19

Total Return	1.38%	1.77%	3.43%	6.15%	-1.08%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,326	$1,469	$1,177	$773	$273

Ratio of Total Expenses to Average Net Assets	0.11%	0.10%	0.15%	0.16%	0.17%[2]

Ratio of Net Investment Income to Average Net Assets	3.57%	3.05%	3.21%	4.37%	5.01%[2]

Portfolio Turnover Rate	106%	92%	111%	139%	156%

1	Inception.
2	Annualized. See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5.     Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Short-Term Bond Index Fund

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $625,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At December 31, 2005, the fund had available realized losses of $54,318,000 to offset future net capital gains of $39,101,000 through December 31, 2013, and $15,217,000 through December 31, 2014.

At December 31, 2005, net unrealized depreciation of investment securities for tax purposes was $82,878,000, consisting of unrealized gains of $1,305,000 on securities that had risen in value since their purchase and $84,183,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the year ended December 31, 2005, the fund purchased $1,483,031,000 of investment securities and sold $1,548,975,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,220,031,000 and $3,997,687,000, respectively.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $7,420,000, for which the fund received cash collateral of $7,615,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	1,082,749	108,084	1,927,359	188,453

Issued in Lieu of Cash Distributions	106,931	10,687	91,239	8,938

Redeemed	(1,957,051)	(195,557)	(1,216,661)	(119,111)

Net Increase (Decrease)—Investor Shares	(767,371)	(76,786)	801,937	78,280

Admiral Shares

Issued	1,512,599	151,137	834,222	81,607

Issued in Lieu of Cash Distributions	54,236	5,429	33,822	3,313

Redeemed	(668,969)	(66,961)	(556,902)	(54,592)

Net Increase (Decrease)—Admiral Shares	897,866	89,605	311,142	30,328

Intermediate-Term Bond Index Fund

Fund Profile
As of December 31, 2005

Financial Attributes	Fund	Target Index[1]	Broad Index[2]
Number of Issues	824	1,191	6,453
Yield		—	—
Investor Shares	4.9%
Admiral Shares	5.0%
Yield to Maturity	5.0%[3]	5.1%	5.1%
Average Coupon	5.9%	5.5%	5.2%
Average Effective Maturity	7.4 years	7.5 years	7.1 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	5.8 years	5.8 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.11%
Short-Term Reserves	0%	—	—

Sector Diversification[5] (% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	0%
Finance	20
Foreign	5
Government Mortgage-Backed	0
Industrial	22
Treasury/Agency	48
Utilities	5

Volatility Measures	Fund	Target Index[1]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.98	1.00
Beta	1.00	1.00	1.48	1.00

Distribution by Maturity (% of portfolio)
1-5 Years	3%
5-10 Years	94
10-20 Years	3

Distribution by Credit Quality[4] (% of portfolio)
Aaa	51%
Aa	10
A	19
Baa	20

1	Lehman 5–10 Year Government/Credit Index.
2	Lehman Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 69 for a glossary of investment terms.

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995-December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Intermediate-Term Bond Index Fund

Investor Shares[1]	1.75%	6.50%	6.35%	$18,516

Lehman Aggregate Bond Index	2.43	5.87	6.16	18,189

Lehman 5-10 Year Government/Credit Index	1.83	6.92	6.57	18,888

Average Intermediate Investment Grade

Debt Fund[2]	1.78	5.02	5.21	16,613

	One Year	Since Inception[3]	Final Value of a $100,000 Investment

Intermediate-Term Bond Index Fund Admiral Shares	1.82%	5.00%	$122,328

Lehman Aggregate Bond Index	2.43	4.53	120,164

Lehman 5-10 Year Government/Credit Index	1.83	5.48	124,702

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average Intermediate U.S. Government Fund through December 31, 2001, and the Average Intermediate Investment Grade Debt Fund thereafter.
3	November 12, 2001. Note: See Financial Highlights tables on pages 35 and 36 for dividend and capital gains information.

Intermediate-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 1995-December 31, 2005

	Investor Shares
Fiscal	Capital	Income	Total	Lehman[1]
Year	Return	Return	Return	Total Return

1996	-3.9%	6.5%	2.6%	2.7%

1997	2.4	7.0	9.4	9.4

1998	3.5	6.6	10.1	10.1

1999	-9.0	6.0	-3.0	-2.9

2000	5.4	7.4	12.8	12.4

2001	2.6	6.7	9.3	8.8

2002	4.7	6.2	10.9	13.0

2003	0.6	5.0	5.6	6.0

2004	0.4	4.8	5.2	5.3

2005	-2.9	4.7	1.8	1.8

1 Lehman 5–10 Year Government/Credit Index.

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	11.250%	2/15/15	173,035	260,580	4.4%
U.S. Treasury Bond	10.625%	8/15/15	79,200	117,191	2.0%
U.S. Treasury Bond	9.875%	11/15/15	76,100	108,751	1.8%
U.S. Treasury Bond	8.750%	5/15/17	73,775	101,348	1.7%
U.S. Treasury Bond	9.250%	2/15/16	35,725	49,518	0.8%
U.S. Treasury Bond	8.875%	8/15/17	29,650	41,214	0.7%
U.S. Treasury Bond	14.000%	11/15/11	22,050	23,835	0.4%
U.S. Treasury Bond	13.875%	5/15/11	15,750	16,286	0.3%
U.S. Treasury Bond	10.375%	11/15/12	12,075	13,345	0.2%
U.S. Treasury Note	4.250%	8/15/13	316,725	313,903	5.3%
U.S. Treasury Note	4.250%	11/15/13	307,925	305,040	5.1%
U.S. Treasury Note	4.000%	2/15/14	254,350	247,475	4.1%
U.S. Treasury Note	4.750%	5/15/14	123,325	126,350	2.1%
U.S. Treasury Note	6.500%	2/15/10	43,075	46,467	0.8%
U.S. Treasury Note	4.875%	2/15/12	44,500	45,682	0.8%
U.S. Treasury Note	5.000%	8/15/11	32,620	33,670	0.5%
U.S. Treasury Note	4.250%	10/31/07	16,125	16,080	0.3%
U.S. Treasury Note	2.250%-7.000%	4/30/06-11/15/15	82,785	82,509	1.4%
				1,949,244	32.7%

Intermediate-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Agency Bonds and Notes
1 Federal Home Loan Bank	5.250%	6/18/14	35,000	36,101	0.6%
1 Federal Home Loan Bank	5.750%	5/15/12	33,000	34,736	0.6%
1 Federal Home Loan Bank	4.500%	11/15/12	34,750	34,204	0.6%
1 Federal Home Loan Bank	3.875%-4.500%	6/14/13-9/16/13	18,000	17,401	0.3%
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	109,000	110,902	1.9%
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	76,500	80,928	1.4%
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	42,375	44,438	0.7%
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	32,000	31,373	0.5%
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	30,000	29,450	0.5%
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	28,000	28,129	0.5%
1 Federal Home Loan Mortgage Corp.	5.625%	3/15/11	25,500	26,491	0.4%
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/11	16,750	17,437	0.3%
1 Federal Home Loan Mortgage Corp.	4.000%-5.000%	6/12/13-7/15/14	28,375	27,994	0.5%
1 Federal National Mortgage Assn	6.125%	3/15/12	75,410	80,706	1.4%
1 Federal National Mortgage Assn	4.625%	10/15/13	63,500	62,768	1.1%
1 Federal National Mortgage Assn	6.000%	5/15/11	57,675	60,938	1.0%
1 Federal National Mortgage Assn	5.375%	11/15/11	26,025	26,780	0.4%
1 Federal National Mortgage Assn	5.500%	3/15/11	23,000	23,752	0.4%
1 Federal National Mortgage Assn	4.375%	3/15/13	21,500	20,947	0.3%
1 Federal National Mortgage Assn	4.625%	10/15/14	20,625	20,348	0.3%
1 Federal National Mortgage Assn	4.375%-6.250%	2/1/11-10/15/15	28,950	28,849	0.5%
† Other—Agency Bonds and Notes				46,069	0.8%
				890,741	15.0%
Total U.S. Government and Agency Obligations (Cost $2,861,153)				2,839,985	47.7%

Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,531	0.0%
† Other—Asset-Backed/Commercial Mortgage-Backed Securities				2,998	0.1%
				5,529	0.1%

Intermediate-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Finance
Banking
Bank of America Corp.	6.250%	4/15/12	16,150	17,258	0.3%
Bank of America Corp.	7.400%	1/15/11	14,650	16,168	0.3%
Bank of America Corp.	4.375%-5.375%	12/1/10-8/1/15	17,200	16,978	0.3%
Bank One Corp.	5.250%-5.900%	11/15/11-1/30/13	4,425	4,564	0.1%
Citigroup, Inc.	5.000%	9/15/14	20,144	19,887	0.3%
Citigroup, Inc.	4.700%-6.500%	1/18/11-1/7/16	37,900	39,136	0.7%
HSBC Bank USA	4.625%	4/1/14	1,750	1,684	0.0%
HSBC Holdings PLC	5.250%	12/12/12	8,175	8,249	0.1%
JPMorgan Chase & Co.	5.150%	10/1/15	16,750	16,543	0.3%
JPMorgan Chase & Co.	4.500%-6.750%	2/1/11-3/1/15	40,647	41,594	0.7%
NationsBank Corp.	7.750%	8/15/15	1,000	1,192	0.0%
† Other—Banking				290,649	4.9%

Brokerage
Goldman Sachs Group, Inc.	6.600%	1/15/12	19,450	20,955	0.3%
Goldman Sachs Group, Inc.	5.250%	4/1/13	15,250	15,273	0.3%
Goldman Sachs Group, Inc.	4.750%	7/15/13	15,225	14,735	0.2%
Goldman Sachs Group, Inc.	5.000%-5.700%	9/1/12-1/15/15	29,300	29,225	0.5%
Morgan Stanley Dean Witter	5.300%	3/1/13	28,000	28,142	0.5%
Morgan Stanley Dean Witter	4.750%-6.750%	1/21/11-4/1/14	43,985	45,275	0.8%
† Other—Brokerage				60,139	1.0%

Finance Companies
General Electric Capital Corp.	5.875%	2/15/12	30,750	32,063	0.5%
General Electric Capital Corp.	4.250%-8.125%	2/22/11-3/4/15	42,353	43,502	0.7%
Household Finance Corp.	4.750%-7.000%	10/15/11-7/15/13	27,575	29,015	0.5%
HSBC Finance Corp.	5.000%-6.750%	1/14/11-11/30/35	31,975	32,306	0.6%
MBNA America Bank NA	6.625%	6/15/12	4,800	5,219	0.1%
MBNA Corp.	6.125%-7.500%	3/15/12-3/1/13	5,775	6,272	0.1%
† Other—Finance Companies				97,282	1.6%

Insurance
GE Global Insurance Holdings Corp.	7.750%	6/15/30	250	306	0.0%
† Other—Insurance				109,614	1.8%
† Real Estate Investment Trusts				80,689	1.4%
† Finance—Other				15,123	0.2%
				1,139,037	19.1%

Intermediate-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Industrial
† Basic Industry				112,653	1.9%

Capital Goods
General Electric Co.	5.000%	2/1/13	21,725	21,695	0.3%
† Other—Capital Goods				129,198	2.2%

Communication
AT&T Wireless Services, Inc.	7.875%	3/1/11	16,700	18,728	0.3%
4 France Telecom	7.750%	3/1/11	15,100	16,921	0.3%
SBC Communications, Inc.	5.100%	9/15/14	15,500	15,176	0.3%
† Other—Communication				317,853	5.3%
† Consumer Cyclical				188,638	3.2%
† Consumer Noncyclical				285,599	4.8%
† Energy				102,728	1.7%
† Technology				47,134	0.8%
† Transportation				38,759	0.6%
† Industrial—Other				9,683	0.2%
Utilities				1,304,765	21.9%
† Electric				200,653	3.4%

Natural Gas
Kinder Morgan, Inc.	6.500%	9/1/12	14,425	15,265	0.3%
† Other—Natural Gas				61,969	1.0%
				277,887	4.7%
Total Corporate Bonds (Cost $2,732,281)				2,727,218	45.8%
Sovereign Bonds (U.S. Dollar-Denominated)
Inter-American Development Bank	4.375%	9/20/12	15,000	14,727	0.2%
Republic of Italy	5.625%	6/15/12	18,925	19,769	0.3%
† Other—Sovereign Bonds				278,185	4.7%
Total Sovereign Bonds (Cost $312,520)				312,681	5.2%
† Taxable Municipal Bonds (Cost $1,346)				1,340	0.0%

Intermediate-Term Bond Index Fund

	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
5 Vanguard Market Liquidity Fund, 4.274%	19,784,980	19,785	0.4%
5 Vanguard Market Liquidity Fund, 4.274%—Note E	1,120,980	1,121	0.0%
Total Temporary Cash Investments (Cost $20,906)		20,906	0.4%
Total Investments (Cost $5,928,206)		5,902,130	99.1%
Other Assets and Liabilities
Receivables for Investment Securities Sold		144,632	2.4%
Other Assets—Note B		108,948	1.8%
Payables for Investment Securities Purchased		(171,329)	(2.9%)
Other Liabilities—Note E		(26,624)	(0.4%)
		55,627	0.9%
Net Assets		5,957,757	100.0%

At December 31, 2005, net assets consisted of:[6]	Amount ($000)

Paid-in Capital	6,003,899

Undistributed Net Investment Income	—

Accumulated Net Realized Losses	(20,066)

Unrealized Depreciation	(26,076)

Net Assets	5,957,757

Investor Shares—Net Assets

Applicable to 290,504,850 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	3,008,582

Net Asset Value Per Share—Investor Shares	$10.36

Admiral Shares—Net Assets

Applicable to 284,768,615 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,949,175

Net Asset Value Per Share—Admiral Shares	$10.36

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $43,928,000, representing 0.7% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Interest[1]	259,516

Security Lending	187

Total Income	259,703

Expenses

The Vanguard Group—Note B

Investment Advisory Services	570

Management and Administrative

Investor Shares	4,856

Admiral Shares	1,514

Marketing and Distribution

Investor Shares	730

Admiral Shares	339

Custodian Fees	25

Auditing Fees	21

Shareholders' Reports

Investor Shares	104

Admiral Shares	5

Trustees' Fees and Expenses	7

Total Expenses	8,171

Expenses Paid Indirectly—Note G	(25)

Net Expenses	8,146

Net Investment Income	251,557

Realized Net Gain (Loss) on Investment Securities Sold	(18,070)

Unrealized Appreciation (Depreciation) of Investment Securities	(139,902)

Net Increase (Decrease) in Net Assets Resulting from Operations	93,585

1  Interest income from an affiliated company of the fund was $1,477,000.

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005	2004
	($000)	($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	251,557	190,920

Realized Net Gain (Loss)	(18,070)	22,101

Change in Unrealized Appreciation (Depreciation)	(139,902)	(13,666)

Net Increase (Decrease) in Net Assets Resulting from Operations	93,585	199,355

Distributions

Net Investment Income

Investor Shares	(160,529)	(146,254)

Admiral Shares	(91,028)	(44,666)

Realized Capital Gain[1]

Investor Shares	(3,866)	(14,887)

Admiral Shares	(1,338)	(4,644)

Total Distributions	(256,761)	(210,451)

Capital Share Transactions—Note F

Investor Shares	(392,735)	759,606

Admiral Shares	1,885,701	374,958

Net Increase (Decrease) from Capital Share Transactions	1,492,966	1,134,564

Total Increase (Decrease)	1,329,790	1,123,468

Net Assets

Beginning of Period	4,627,967	3,504,499

End of Period	5,957,757	4,627,967

1	Includes short-term gain distributions totaling $1,892,000 and $0. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.68	$10.69	$10.75	$10.28	$10.02

Investment Operations

Net Investment Income	.492	.506	.532	.597	.651

Net Realized and Unrealized Gain (Loss)
on Investments	(.309)	.038	.064	.478	.260

Total from Investment Operations	.183	.544	.596	1.075	.911

Distributions

Dividends from Net Investment Income	(.492)	(.506)	(.532)	(.597)	(.651)

Distributions from Realized Capital Gains	(.011)	(.048)	(.124)	(.008)	—

Total Distributions	(.503)	(.554)	(.656)	(.605)	(.651)

Net Asset Value, End of Period	$10.36	$10.68	$10.69	$10.75	$10.28

Total Return[1]	1.75%	5.22%	5.65%	10.85%	9.28%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$3,009	$3,501	$2,749	$2,415	$2,096

Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.20%	0.21%	0.21%

Ratio of Net Investment Income to
Average Net Assets	4.68%	4.75%	4.91%	5.75%	6.33%

Portfolio Turnover Rate	76%	84%	98%	141%	135%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under 10,000.

Intermediate-Term Bond Index Fund

Admiral Shares	Year Ended December 31,				Nov. 12[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.68	$10.69	$10.75	$10.28	$10.65

Investment Operations

Net Investment Income	.499	.514	.538	.602	.085

Net Realized and Unrealized Gain (Loss)
on Investments	(.309)	.038	.064	.478	(.370)

Total from Investment Operations	.190	.552	.602	1.080	(.285)

Distributions

Dividends from Net Investment Income	(.499)	(.514)	(.538)	(.602)	(.085)

Distributions from Realized Capital Gains	(.011)	(.048)	(.124)	(.008)	—

Total Distributions	(.510)	(.562)	(.662)	(.610)	(.085)

Net Asset Value, End of Period	$10.36	$10.68	$10.69	$10.75	$10.28

Total Return	1.82%	5.30%	5.70%	10.91%	-2.68%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,949	$1,127	$756	$662	$348

Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.15%	0.16%	0.17%[2]

Ratio of Net Investment Income to
Average Net Assets	4.75%	4.82%	4.96%	5.78%	6.17%[2]

Portfolio Turnover Rate	76%	84%	98%	141%	135%

1	Inception.
2	Annualized. See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5.     Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in

Intermediate-Term Bond Index Fund

capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $688,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At December 31, 2005, the fund had available realized losses of $17,982,000 to offset future net capital gains of $866,000 through December 31, 2013, and $17,116,000 through December 31, 2014.

At December 31, 2005, net unrealized depreciation of investment securities for tax purposes was $28,024,000, consisting of unrealized gains of $38,263,000 on securities that had risen in value since their purchase and $66,287,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the year ended December 31, 2005, the fund purchased $1,816,245,000 of investment securities and sold $1,110,115,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,673,521,000 and $2,882,956,000, respectively.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $1,093,000, for which the fund received cash collateral of $1,121,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	1,407,063	133,636	1,413,164	132,300

Issued in Lieu of Cash Distributions	142,246	13,528	139,902	13,117

Redeemed	(1,942,044)	(184,581)	(793,460)	(74,545)

Net Increase (Decrease)—Investor Shares	(392,735)	(37,417)	759,606	70,872

Admiral Shares

Issued	2,183,549	207,568	594,599	55,562

Issued in Lieu of Cash Distributions	72,355	6,909	35,612	3,339

Redeemed	(370,203)	(35,263)	(255,253)	(24,039)

Net Increase (Decrease)—Admiral Shares	1,885,701	179,214	374,958	34,862

G.     The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2005, custodian fee offset arrangements reduced the fund’s expenses by $25,000.

Long-Term Bond Index Fund

Fund Profile
As of December 31, 2005

Financial Attributes	Fund	Target Index[1]	Broad Index[2]
Number of Issues	582	875	6,453
Yield	5.1%	—	—
Yield to Maturity	5.1%[3]	5.2%	5.1%
Average Coupon	7.0%	6.9%	5.2%
Average Effective Maturity	19.7 years	20.2 years	7.1 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	10.9 years	10.9 years	4.6 years
Expense Ratio	0.18%	—	—
Short-Term Reserves	0%	—	—

Sector Diversification[5] (% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	0%
Finance	9
Foreign	6
Government Mortgage-Backed	0
Industrial	23
Treasury/Agency	57
Utilities	5

Volatility Measures	Fund	Target Index[1]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.97	1.00
Beta	1.00	1.00	2.33	1.00

Distribution by Maturity (% of portfolio)
1-5 Years	1%
5-10 Years	2
10-20 Years	45
20-30 Years	51
Over 30 Years	1

Distribution by Credit Quality[4] (% of portfolio)
Aaa	59%
Aa	6
A	17
Baa	18

Investment Focus

1	Lehman Long Government/Credit Index.
2	Lehman Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 69 for a glossary of investment terms.

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Long-Term Bond Index Fund[1]	5.32%	8.30%	7.41%	$20,442

Lehman Aggregate Bond Index	2.43	5.87	6.16	18,189

Lehman Long Government/Credit Index	5.34	8.32	7.44	20,504

Average Corporate A-Rated Debt Fund[2]	1.90	5.10	5.22	16,631

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average General U.S. Government Fund through December 31, 2001, and the Average Corporate A-Rated Debt Fund thereafter.
Note: See Financial Highlights table on page 63 for dividend and capital gains information.

Long-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 1995-December 31, 2005

	Investor Shares
Fiscal	Capital	Income	Total	Lehman[1]
Year	Return	Return	Return	Total Return

1996	-6.8%	6.5%	-0.3%	0.1%

1997	6.9	7.4	14.3	14.5

1998	5.5	6.5	12.0	11.8

1999	-13.5	5.6	-7.9	-7.7

2000	9.1	7.5	16.6	16.2

2001	1.6	6.6	8.2	7.3

2002	7.8	6.6	14.4	14.8

2003	0.0	5.5	5.5	5.9

2004	2.8	5.6	8.4	8.6

2005	0.2	5.1	5.3	5.3

1 Lehman Long Government/Credit Index.

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.750	5/15/17	49,290	67,712	3.6
U.S. Treasury Bond	8.875	2/15/19	45,525	64,767	3.4
U.S. Treasury Bond	8.875	8/15/17	45,200	62,828	3.3
U.S. Treasury Bond	6.375	8/15/27	45,430	56,340	3.0
U.S. Treasury Bond	6.750	8/15/26	42,700	54,729	2.9
U.S. Treasury Bond	6.625	2/15/27	39,840	50,590	2.7
U.S. Treasury Bond	7.625	2/15/25	36,200	49,934	2.6
U.S. Treasury Bond	8.125	8/15/21	35,345	49,091	2.6
U.S. Treasury Bond	5.500	8/15/28	43,225	48,655	2.6
U.S. Treasury Bond	7.625	11/15/22	35,895	48,469	2.6
U.S. Treasury Bond	8.500	2/15/20	33,250	46,685	2.5
U.S. Treasury Bond	9.000	11/15/18	30,728	43,951	2.3
U.S. Treasury Bond	5.250	11/15/28	32,820	35,836	1.9
U.S. Treasury Bond	8.000	11/15/21	25,045	34,543	1.8
U.S. Treasury Bond	7.875	2/15/21	22,530	30,514	1.6
U.S. Treasury Bond	8.750	8/15/20	19,325	27,822	1.5
U.S. Treasury Bond	6.875	8/15/25	21,475	27,689	1.5
U.S. Treasury Bond	8.125	8/15/19	17,470	23,713	1.2
U.S. Treasury Bond	7.250	8/15/22	17,625	22,976	1.2
U.S. Treasury Bond	6.125	11/15/27	14,550	17,574	0.9

Long-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Treasury Bond	6.250%	5/15/30	13,150	16,347	0.9%
U.S. Treasury Bond	6.125%	8/15/29	12,780	15,584	0.8%
U.S. Treasury Bond	7.500%	11/15/24	7,225	9,832	0.5%
U.S. Treasury Bond	8.750%	5/15/20	4,425	6,351	0.3%
U.S. Treasury Bond	6.000%-11.250%	2/15/15-11/15/26	11,585	15,071	0.8%
U.S. Treasury Note	3.375%	2/28/07	9,150	9,038	0.5%
U.S. Treasury Note	2.625%-7.000%	7/15/06-8/15/13	10,300	10,060	0.5%
Agency Bonds and Notes				946,701	50.0%
1 Federal Home Loan Bank	5.375%	5/15/19	7,250	7,532	0.4%
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	10,600	13,332	0.7%
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,200	10,207	0.5%
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,100	7,276	0.4%
1 Federal National Mortgage Assn	6.625%	11/15/30	11,100	13,726	0.7%
1 Federal National Mortgage Assn	7.125%	1/15/30	10,475	13,641	0.7%
1 Federal National Mortgage Assn	7.250%	5/15/30	6,935	9,168	0.5%
1 Federal National Mortgage Assn	6.250%	5/15/29	5,700	6,711	0.4%
1 Federal National Mortgage Assn	0.000%-6.210%	6/1/17-8/6/38	15,625	8,973	0.5%
1 Tennessee Valley Auth	6.750%	11/1/25	4,500	5,575	0.3%
+ Other—Agency Bonds and Notes				17,331	0.9%
				113,472	6.0%
Total U.S. Government and Agency Obligations (Cost $1,009,578)				1,060,173	56.0%

Corporate Bonds
† Asset-Backed Securities				3,369	0.2%

Finance
† Banking				93,025	4.9%
† Brokerage				17,885	1.0%

Finance Companies
General Electric Capital Corp.	6.750%	3/15/32	9,800	11,552	0.6%
† Other—Finance Companies				4,155	0.2%
† Insurance				34,242	1.8%
† Real Estate Investment Trusts				4,596	0.2%
† Finance—Other				794	0.1%
				166,249	8.8%

Long-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Industrial
† Basic Industry				30,061	1.6%

Capital Goods
Lockheed Martin Corp.	8.500%	12/1/29	4,200	5,698	0.3%
† Other—Capital Goods				36,007	1.9%
Communication
2 AT&T Corp.	9.750%	11/15/31	5,200	6,535	0.3%
AT&T Wireless Services, Inc.	8.750%	3/1/31	4,225	5,596	0.3%
2 British Telecommunications PLC	8.875%	12/15/30	4,975	6,686	0.4%
2 Deutsche Telekom International Finance	8.250%	6/15/30	7,775	10,053	0.5%
2 France Telecom	8.500%	3/1/31	4,575	6,169	0.3%
Sprint Capital Corp.	8.750%	3/15/32	5,050	6,675	0.4%
Time Warner Entertainment	8.375%	3/15/23-7/15/33	3,375	3,916	0.2%
Verizon Global Funding Corp.	7.750%	12/1/30	6,100	7,257	0.4%
† Other—Communication				82,600	4.4%

Consumer Cyclical
Time Warner, Inc.	7.625%	4/15/31	6,335	7,028	0.4%
Time Warner, Inc.	6.625%-9.150%	2/1/23-5/1/32	7,245	8,008	0.4%
† Other—Consumer Cyclical				35,061	1.8%
† Consumer Noncyclical				79,264	4.2%

Energy
Tosco Corp.	8.125%	2/15/30	7,150	9,629	0.5%
† Other—Energy				44,718	2.4%
† Technology				15,482	0.8%
† Transportation				26,671	1.4%
† Industrial—Other				689	0.0%
Utilities				433,803	22.9%
Electric
Pacific Gas & Electric Co.	6.050%	3/1/34	5,775	5,983	0.3%
† Other—Electric				61,003	3.2%
† Natural Gas				14,210	0.8%
				81,196	4.3%
Total Corporate Bonds (Cost $666,451)				684,617	36.2%

Long-Term Bond Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Sovereign Bonds (U.S. Dollar-Denominated)
Republic of Italy	6.875%	9/27/23	5,600	6,723	0.4%
United Mexican States	8.125%	12/30/19	8,225	10,076	0.5%
United Mexican States	8.300%	8/15/31	7,250	9,280	0.5%
United Mexican States	6.750%-11.375%	9/15/16-9/27/34	10,825	13,104	0.7%
† Other—Sovereign Bonds				50,006	2.6%
Total Sovereign Bonds (Cost $83,293)				89,189	4.7%
Taxable Municipal Bonds
Illinois (Taxable Pension) GO	5.100%	6/1/33	15,650	15,383	0.8%
† Other—Taxable Municipal Bonds				9,038	0.5%
Total Taxable Municipal Bonds (Cost $23,228)				24,421	1.3%
			Shares
Temporary Cash Investment
3 Vanguard Market Liquidity Fund, 4.274% (Cost $13,557)			13,557,163	13,557	0.7%
4 Total Investments (Cost $1,796,107)				1,871,957	98.9%
Other Assets and Liabilities
Other Assets—Note B				42,516	2.2%
Liabilities				(21,426)	(1.1%)
				21,090	1.1%
Net Assets
Applicable to 159,890,267 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,893,047	100.0%
Net Asset Value Per Share				$11.84

Long-Term Bond Index Fund

At December 31, 2005, net assets consisted of:[6]	Amount ($000)	Per Share
Paid-in Capital	1,824,290	$11.41
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(7,093)	(.04)
Unrealized Appreciation	75,850.47
Net Assets	1,893,047	$11.84

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	Adjustable-rate note.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $14,924,000, representing 0.8% of net assets.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets. GO—General Obligation Bond.

Long-Term Bond Index Fund

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Interest[1]	85,469

Security Lending	12

Total Income	85,481

Expenses

The Vanguard Group—Note B

Investment Advisory Services	172

Management and Administrative	2,358

Marketing and Distribution	296

Custodian Fees	3

Auditing Fees	20

Shareholders' Reports	60

Trustees' Fees and Expenses	2

Total Expenses	2,911

Net Investment Income	82,570

Realized Net Gain (Loss) on Investment Securities Sold	(3,641)

Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	77,498

1  Interest income from an affiliated company of the fund was $428,000.

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005	2004
	($000)	($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	82,570	58,812

Realized Net Gain (Loss)	(3,641)	(3,452)

Change in Unrealized Appreciation (Depreciation)	(1,431)	34,205

Net Increase (Decrease) in Net Assets Resulting from Operations	77,498	89,565

Distributions

Net Investment Income	(82,570)	(58,812)

Realized Capital Gain	—	—

Total Distributions	(82,570)	(58,812)

Capital Share Transactions—Note E

Issued	786,307	565,781

Issued in Lieu of Cash Distributions	73,461	51,013

Redeemed	(271,382)	(289,220)

Net Increase (Decrease) from Capital Share Transactions	588,386	327,574

Total Increase (Decrease)	583,314	358,327

Net Assets

Beginning of Period	1,309,733	951,406

End of Period	1,893,047	1,309,733

Long-Term Bond Index Fund

Financial Highlights

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.82	$11.50	$11.67	$10.83	$10.66

Investment Operations

Net Investment Income	.601	.617	.627	.658	.683

Net Realized and Unrealized Gain (Loss)

on Investments	.020	.320	.004	.840	.170

Total from Investment Operations	.621	.937	.631	1.498	.853

Distributions

Dividends from Net Investment Income	(.601)	(.617)	(.627)	(.658)	(.683)

Distributions from Realized Capital Gains	—	—	(.174)	—	—

Total Distributions	(.601)	(.617)	(.801)	(.658)	(.683)

Net Asset Value, End of Period	$11.84	$11.82	$11.50	$11.67	$10.83

Total Return[1]	5.32%	8.40%	5.50%	14.35%	8.17%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,893	$1,310	$951	$794	$542

Ratio of Total Expenses to

Average Net Assets	0.18%	0.18%	0.20%	0.21%	0.21%

Ratio of Net Investment Income to

Average Net Assets	5.03%	5.34%	5.34%	5.92%	6.30%

Portfolio Turnover Rate	52%	62%	76%	141%	107%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5.     Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $216,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Bond Index Fund

C.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At December 31, 2005, the fund had available realized losses of $6,378,000 to offset future net capital gains of $3,199,000 through December 31, 2012, $1,583,000 through December 31, 2013, and $1,596,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $75,135,000, consisting of unrealized gains of $84,283,000 on securities that had risen in value since their purchase and $9,148,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the year ended December 31, 2005, the fund purchased $443,061,000 of investment securities and sold $184,315,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $964,878,000 and $657,741,000, respectively.

E.     Capital shares issued and redeemed were:

	Year Ended December 31,
	2005 Shares	2004 Shares
	(000)	(000)

Issued	65,739	48,839

Issued in Lieu of Cash Distributions	6,148	4,411

Redeemed	(22,831)	(25,162)

Net Increase (Decrease) in Shares Outstanding	49,056	28,088

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

In our opinion, the accompanying statements of net assets-investments summary, and for Vanguard Short-Term Bond Index Fund the statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (separate funds of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

Special 2005 tax information (unaudited) for Vanguard Bond Index Funds

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The Total Bond Market Index and Intermediate-Term Bond Index Funds distributed $6,013,000 and $3,312,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Six Months Ended December 31, 2005

Index Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]
Based on Actual Fund Return
Total Bond Market
Investor	$1,000.00	$998.93	$1.01
Admiral	1,000.00	999.38	0.55
Institutional	1,000.00	999.58	0.35
Short-Term Bond
Investor	1,000.00	1,003.52	0.91
Admiral	1,000.00	1,003.88	0.56
Intermediate-Term Bond
Investor	1,000.00	990.34	0.90
Admiral	1,000.00	990.69	0.55
Long-Term Bond	1,000.00	981.55	0.90
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor	$1,000.00	$1,024.20	$1.02
Admiral	1,000.00	1,024.65	0.56
Institutional	1,000.00	1,024.85	0.36
Short-Term Bond
Investor	1,000.00	1,024.30	0.92
Admiral	1,000.00	1,024.65	0.56
Intermediate-Term Bond
Investor	1,000.00	1,024.30	0.92
Admiral	1,000.00	1,024.65	0.56
Long-Term Bond	1,000.00	1,024.30	0.92

1	The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.20% for Investor Shares, 0.11% for Admiral Shares, 0.07% for Institutional Shares; for the Short-Term Bond Index Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares; for the Intermediate-Term Bond Index Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares; and for the Long-Term Bond Index Fund, 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

The table on page 67 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon.     The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration.     An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity.     The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality.     An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio.     The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves.     The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield.     A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity.     The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies
for securities it owned during the 12 months ended June
30. To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q840 022006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2005: $87,000
Fiscal Year Ended December 31, 2004: $81,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2005: $2,152,740
Fiscal Year Ended December 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2005: $382,200
Fiscal Year Ended December 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2005: $0
Fiscal Year Ended December 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: SEE BELOW.

Vanguard Total Bond Market Index Fund
Schedule of Investments
December 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (70.2%)

U.S. Government Securities (25.2%)
U.S. Treasury Bond	10.375%	11/15/2012	1,375	1,520
U.S. Treasury Bond	12.000%	8/15/2013	122,800	145,691
U.S. Treasury Bond	11.250%	2/15/2015	22,900	34,486
U.S. Treasury Bond	10.625%	8/15/2015	8,825	13,058
U.S. Treasury Bond	9.875%	11/15/2015	71,350	101,963
U.S. Treasury Bond	9.250%	2/15/2016	105,075	145,643
U.S. Treasury Bond	7.500%	11/15/2016	15,969	20,066
U.S. Treasury Bond	8.750%	5/15/2017	94,335	129,593
U.S. Treasury Bond	8.875%	8/15/2017	326,865	454,342
U.S. Treasury Bond	8.875%	2/15/2019	311,425	443,052
U.S. Treasury Bond	8.125%	8/15/2019	208,520	283,033
U.S. Treasury Bond	8.500%	2/15/2020	224,500	315,211
U.S. Treasury Bond	8.750%	5/15/2020	40,575	58,238
U.S. Treasury Bond	8.750%	8/15/2020	69,550	100,130
U.S. Treasury Bond	7.875%	2/15/2021	105,012	142,226
U.S. Treasury Bond	8.125%	5/15/2021	3,175	4,400
U.S. Treasury Bond	8.125%	8/15/2021	187,575	260,525
U.S. Treasury Bond	8.000%	11/15/2021	86,120	118,778
U.S. Treasury Bond	7.625%	11/15/2022	130,305	175,952
U.S. Treasury Bond	7.125%	2/15/2023	4,800	6,215
U.S. Treasury Bond	6.875%	8/15/2025	22,425	28,914
U.S. Treasury Bond	6.750%	8/15/2026	26,910	34,491
U.S. Treasury Bond	6.500%	11/15/2026	775	969
U.S. Treasury Bond	6.625%	2/15/2027	17,125	21,746
U.S. Treasury Bond	6.375%	8/15/2027	27,325	33,887
U.S. Treasury Bond	5.250%	11/15/2028	3,710	4,051
U.S. Treasury Bond	6.125%	8/15/2029	63,690	77,662
U.S. Treasury Bond	6.250%	5/15/2030	40,250	50,036
U.S. Treasury Note	2.500%	9/30/2006	45,125	44,491
U.S. Treasury Note	6.500%	10/15/2006	38,550	39,134
U.S. Treasury Note	3.000%	12/31/2006	160,375	158,094
U.S. Treasury Note	3.125%	1/31/2007	133,225	131,372
U.S. Treasury Note	3.750%	3/31/2007	220,750	218,887
U.S. Treasury Note	3.625%	4/30/2007	245,875	243,340
U.S. Treasury Note	3.125%	5/15/2007	191,900	188,572
U.S. Treasury Note	3.500%	5/31/2007	75,000	74,051
U.S. Treasury Note	3.625%	6/30/2007	375,400	371,117
U.S. Treasury Note	3.875%	7/31/2007	82,050	81,396
U.S. Treasury Note	2.750%	8/15/2007	202,900	197,669
U.S. Treasury Note	3.250%	8/15/2007	38,100	37,410
U.S. Treasury Note	6.125%	8/15/2007	58,000	59,532
U.S. Treasury Note	4.000%	8/31/2007	176,450	175,264
U.S. Treasury Note	4.000%	9/30/2007	101,700	101,001
U.S. Treasury Note	4.250%	10/31/2007	53,275	53,125
U.S. Treasury Note	3.375%	2/15/2008	38,400	37,608
U.S. Treasury Note	3.750%	5/15/2008	58,800	57,964
U.S. Treasury Note	5.625%	5/15/2008	41,170	42,296
U.S. Treasury Note	3.125%	9/15/2008	2,200	2,130
U.S. Treasury Note	3.125%	10/15/2008	5,125	4,958
U.S. Treasury Note	3.375%	11/15/2008	32,725	31,851
U.S. Treasury Note	4.750%	11/15/2008	5,300	5,351
U.S. Treasury Note	3.375%	12/15/2008	76,750	74,652
U.S. Treasury Note	3.250%	1/15/2009	237,525	229,991
U.S. Treasury Note	3.000%	2/15/2009	163,850	157,270
U.S. Treasury Note	2.625%	3/15/2009	58,125	55,110
U.S. Treasury Note	3.125%	4/15/2009	215,975	207,809
U.S. Treasury Note	3.875%	5/15/2009	13,575	13,363
U.S. Treasury Note	4.000%	6/15/2009	22,375	22,106
U.S. Treasury Note	3.625%	7/15/2009	11,475	11,195
U.S. Treasury Note	3.500%	8/15/2009	96,600	93,793
U.S. Treasury Note	6.000%	8/15/2009	24,475	25,794
U.S. Treasury Note	3.375%	10/15/2009	268,550	259,360
U.S. Treasury Note	3.500%	12/15/2009	68,800	66,661
U.S. Treasury Note	6.500%	2/15/2010	284,800	307,228
U.S. Treasury Note	4.000%	3/15/2010	80,025	78,887
U.S. Treasury Note	4.000%	4/15/2010	41,950	41,347
U.S. Treasury Note	3.875%	5/15/2010	34,200	33,553
U.S. Treasury Note	3.625%	6/15/2010	22,000	21,354
U.S. Treasury Note	3.875%	7/15/2010	100,300	98,325
U.S. Treasury Note	4.125%	8/15/2010	100,700	99,724
U.S. Treasury Note	5.750%	8/15/2010	8,150	8,624
U.S. Treasury Note	3.875%	9/15/2010	77,375	75,767
U.S. Treasury Note	4.500%	11/15/2010	106,500	107,083
U.S. Treasury Note	5.000%	8/15/2011	9,850	10,167
U.S. Treasury Note	4.875%	2/15/2012	44,075	45,246
U.S. Treasury Note	4.375%	8/15/2012	48,275	48,275
U.S. Treasury Note	3.875%	2/15/2013	22,900	22,199
U.S. Treasury Note	4.250%	8/15/2013	459,102	455,011
U.S. Treasury Note	4.250%	11/15/2013	216,300	214,273
U.S. Treasury Note	4.750%	5/15/2014	1,225	1,255
U.S. Treasury Note	4.500%	11/15/2015	1,906	1,922

				8,449,835

Agency Bonds and Notes (10.4%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	15,150	14,833
1 Federal Farm Credit Bank	3.250%	6/15/2007	34,325	33,635
1 Federal Farm Credit Bank	3.000%	12/17/2007	11,275	10,921
1 Federal Farm Credit Bank	3.375%	7/15/2008	8,800	8,531
1 Federal Farm Credit Bank	3.750%	1/15/2009	9,775	9,513
1 Federal Farm Credit Bank	4.125%	4/15/2009	9,150	8,989
1 Federal Farm Credit Bank	4.125%	7/17/2009	3,000	2,942
1 Federal Farm Credit Bank	4.875%	12/16/2015	1,575	1,580
1 Federal Home Loan Bank	4.250%	4/16/2007	158,275	157,384
1 Federal Home Loan Bank	6.500%	8/15/2007	56,460	58,021
1 Federal Home Loan Bank	3.875%	9/14/2007	855	844
1 Federal Home Loan Bank	4.125%	10/19/2007	45,900	45,456
1 Federal Home Loan Bank	3.625%	1/15/2008	161,600	158,297
1 Federal Home Loan Bank	4.125%	4/18/2008	67,600	66,775
1 Federal Home Loan Bank	3.875%	8/22/2008	40,000	39,201
1 Federal Home Loan Bank	5.800%	9/2/2008	15,000	15,416
Federal Home Loan Bank	5.865%	9/2/2008	42,820	44,077
Federal Home Loan Bank	3.625%	11/14/2008	4,900	4,763
Federal Home Loan Bank	5.790%	4/27/2009	900	930
1 Federal Home Loan Bank	7.625%	5/14/2010	71,925	79,952
1 Federal Home Loan Bank	5.750%	5/15/2012	88,525	93,183
1 Federal Home Loan Bank	4.500%	11/15/2012	46,100	45,375
1 Federal Home Loan Bank	4.500%	9/16/2013	20,000	19,600
1 Federal Home Loan Bank	5.250%	6/18/2014	35,050	36,152
1 Federal Home Loan Mortgage Corp.	3.750%	3/15/2007	50,000	49,450
1 Federal Home Loan Mortgage Corp.	4.125%	4/2/2007	68,300	67,828
Federal Home Loan Mortgage Corp.	3.625%	2/15/2008	90,000	88,193
1 Federal Home Loan Mortgage Corp.	2.750%	3/15/2008	25	24
Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	180,680	184,767
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	70,400	69,069
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	15,000	15,157
Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	33,400	34,431
1 Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,038
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	36,065	38,348
Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	71,925	78,042
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	127,947	124,672
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	18,683	20,328
Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	7,500	7,496
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	14,157	14,738
Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	8,800	9,309
1 Federal Home Loan Mortgage Corp.	6.375%	8/1/2011	3,130	3,153
Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	40,145	40,846
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	26,900	26,406
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	21,300	20,157
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	14,700	14,412
Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	20,025	20,117
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	10	10
Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	115,675	117,334
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	15,000	18,672
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	49,750	62,572
1 Federal National Mortgage Assn.	4.750%	1/2/2007	305	305
1 Federal National Mortgage Assn.	5.000%	1/15/2007	79,785	80,071
1 Federal National Mortgage Assn.	3.625%	3/15/2007	101,900	100,631
1 Federal National Mortgage Assn.	7.125%	3/15/2007	93,000	95,593
1 Federal National Mortgage Assn.	5.250%	4/15/2007	48,600	48,931
1 Federal National Mortgage Assn.	6.625%	10/15/2007	43,950	45,370
1 Federal National Mortgage Assn.	3.250%	11/15/2007	20	19
1 Federal National Mortgage Assn.	3.250%	1/15/2008	75	73
1 Federal National Mortgage Assn.	6.000%	5/15/2008	44,035	45,300
1 Federal National Mortgage Assn.	3.875%	7/15/2008	58,200	57,096
1 Federal National Mortgage Assn.	3.250%	8/15/2008	150	145
1 Federal National Mortgage Assn.	5.250%	1/15/2009	56,100	56,950
1 Federal National Mortgage Assn.	3.250%	2/15/2009	10	10
1 Federal National Mortgage Assn.	4.250%	5/15/2009	29,200	28,778
Federal National Mortgage Assn.	6.375%	6/15/2009	49,412	51,942
1 Federal National Mortgage Assn.	6.625%	9/15/2009	124,315	132,183
1 Federal National Mortgage Assn.	7.250%	1/15/2010	83,390	90,989
1 Federal National Mortgage Assn.	7.125%	6/15/2010	25	27
1 Federal National Mortgage Assn.	6.250%	2/1/2011	16,665	17,619
1 Federal National Mortgage Assn.	6.000%	5/15/2011	47,500	50,188
1 Federal National Mortgage Assn.	5.375%	11/15/2011	8,450	8,695
1 Federal National Mortgage Assn.	6.125%	3/15/2012	97,705	104,567
1 Federal National Mortgage Assn.	4.375%	3/15/2013	40	39
1 Federal National Mortgage Assn.	4.625%	5/1/2013	15,850	15,393
1 Federal National Mortgage Assn.	4.625%	10/15/2013	71,625	70,800
1 Federal National Mortgage Assn.	5.125%	1/2/2014	3,925	3,956
1 Federal National Mortgage Assn.	4.375%	10/15/2015	24,500	23,669
1 Federal National Mortgage Assn.	8.200%	3/10/2016	50	63
1 Federal National Mortgage Assn.	6.250%	5/15/2029	1,375	1,619
1 Federal National Mortgage Assn.	7.125%	1/15/2030	805	1,048
Federal National Mortgage Assn.	7.250%	5/15/2030	89,301	118,050
1 Federal National Mortgage Assn.	6.625%	11/15/2030	7,460	9,225
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	31,825	34,676
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/2019	550	721
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/2020	280	391
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/2030	110	168
Small Business Administration Variable Rate
Interest Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,525	5,936
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	3,900	4,187
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,000	3,213
1 Tennessee Valley Auth.	5.375%	11/13/2008	31,925	32,513
1 Tennessee Valley Auth.	7.125%	5/1/2030	33,925	44,357
1 Tennessee Valley Auth.	4.650%	6/15/2035	4,400	4,178

				3,474,845

	Mortgage-Backed Securities (34.6%)
	Conventional Mortgage-Backed Securities (34.6%)
1 2	Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-10/1/2020	198,578	191,047
1 2	Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-9/1/2035	664,983	643,670
1 2	Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-12/1/2035	1,626,057	1,586,647
1 2	Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-12/1/2035	1,358,949	1,351,453
1 2	Federal Home Loan Mortgage Corp.	6.000%	1/1/2006-9/1/2035	411,149	416,607
1 2	Federal Home Loan Mortgage Corp.	6.500%	4/1/2007-10/1/2035	210,218	216,075
1 2	Federal Home Loan Mortgage Corp.	7.000%	12/1/2006-9/1/2032	74,097	77,173
1 2	Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-2/1/2032	20,746	21,795
1 2	Federal Home Loan Mortgage Corp.	8.000%	7/1/2006-1/1/2032	14,773	15,705
1 2	Federal Home Loan Mortgage Corp.	8.500%	7/1/2006-7/1/2031	2,396	2,568
1 2	Federal Home Loan Mortgage Corp.	9.000%	8/1/2006-3/1/2031	1,815	1,968
1 2	Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025	476	516
1 2	Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025	114	126
1 2	Federal Home Loan Mortgage Corp.	10.500%	12/1/2015	1	1
1 2	Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	149,328	143,738
1 2	Federal National Mortgage Assn.	4.500%	2/1/2010-11/1/2035	672,556	651,071
1 2	Federal National Mortgage Assn.	5.000%	9/1/2009-11/1/2035	1,913,111	1,867,084
1 2	Federal National Mortgage Assn.	5.500%	11/1/2008-12/1/2035	1,941,422	1,929,942
1 2	Federal National Mortgage Assn.	6.000%	7/1/2008-9/1/2035	734,171	742,708
1 2	Federal National Mortgage Assn.	6.500%	3/1/2008-1/1/2036	303,331	311,956
1 2	Federal National Mortgage Assn.	7.000%	10/1/2007-8/1/2035	96,037	100,188
1 2	Federal National Mortgage Assn.	7.500%	9/1/2007-12/1/2032	28,744	30,213
1 2	Federal National Mortgage Assn.	8.000%	11/1/2006-9/1/2031	8,330	8,857
1 2	Federal National Mortgage Assn.	8.500%	4/1/2006-5/1/2032	3,169	3,389
1 2	Federal National Mortgage Assn.	9.000%	5/1/2008-8/1/2030	741	800
1 2	Federal National Mortgage Assn.	9.500%	7/1/2010-11/1/2025	892	973
1 2	Federal National Mortgage Assn.	10.000%	10/1/2006-11/1/2019	224	243
1 2	Federal National Mortgage Assn.	10.500%	5/1/2010-8/1/2020	30	31
1 2	Federal National Mortgage Assn.	11.000%	9/1/2019	17	18
2	Government National Mortgage Assn.	4.000%	8/15/2018-9/15/2018	2,795	2,691
2	Government National Mortgage Assn.	4.500%	6/15/2018-10/15/2035	45,291	43,883
2	Government National Mortgage Assn.	5.000%	11/15/2017-12/15/2035	302,312	299,198
2	Government National Mortgage Assn.	5.500%	3/15/2015-12/15/2035	455,351	458,757
2	Government National Mortgage Assn.	6.000%	3/15/2009-12/15/2035	248,363	254,526
2	Government National Mortgage Assn.	6.500%	10/15/2007-8/15/2035	122,577	127,989
2	Government National Mortgage Assn.	7.000%	11/15/2007-10/15/2032	44,557	46,879
2	Government National Mortgage Assn.	7.250%	9/15/2025	57	60
2	Government National Mortgage Assn.	7.500%	2/15/2007-6/15/2032	18,316	19,351
2	Government National Mortgage Assn.	7.750%	2/15/2030	13	14
2	Government National Mortgage Assn.	8.000%	2/15/2007-12/15/2030	11,830	12,631
2	Government National Mortgage Assn.	8.500%	5/15/2010-3/15/2031	2,761	2,965
2	Government National Mortgage Assn.	9.000%	10/15/2008-3/15/2031	5,848	6,338
2	Government National Mortgage Assn.	9.500%	5/15/2016-9/15/2030	1,255	1,376
2	Government National Mortgage Assn.	10.000%	2/15/2018-2/15/2025	486	533
2	Government National Mortgage Assn.	10.500%	7/15/2015-4/15/2025	329	365
2	Government National Mortgage Assn.	11.000%	1/15/2010-6/15/2019	115	127
2	Government National Mortgage Assn.	11.500%	3/15/2010-4/15/2016	58	65
Non-Conventional Mortgage-Backed Securities (0.0%)
2	Government National Mortgage Assn.	4.375%	6/20/2029	1,458	1,467
2	Government National Mortgage Assn.	7.900%	2/15/2021	9	9

				11,595,786

Total U.S. Government and Agency Obligations
(Cost $23,522,235)				23,520,466

Corporate Bonds (25.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.0%)
2 3 American Express Credit Account Master Trust	4.509%	9/15/2008	14,643	14,645
2 3 American Express Credit Account Master Trust	4.499%	10/15/2008	22,000	22,000
2 3 American Express Credit Account Master Trust	4.489%	12/15/2008	35,100	35,111
2 3 BA Master Credit Card Trust	4.489%	6/15/2008	60,700	60,718
2 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	20,000	20,569
2 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	9,000	9,475
2 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	2,690	2,706
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	9,900	10,154
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	20,000	19,812
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	10,000	9,747
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	9,000	8,791
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.310%	9/25/2008	1,885	1,899
2 California Infrastructure & Economic Development Bank Special Purpose Trust	6.420%	9/25/2008	9,877	9,949
2 3 Capital One Master Trust	4.509%	1/15/2009	144,000	144,000
2 Capital One Master Trust	5.300%	6/15/2009	6,813	6,838
2 3 Capital One Master Trust	4.559%	10/15/2010	10,000	10,031
2 3 Capital One Multi-Asset Execution Trust	4.759%	1/15/2009	10,480	10,484
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	18,542	19,094
2 3 Chase Credit Card Master Trust	4.509%	6/16/2008	89,000	89,013
2 3 Chase Credit Card Master Trust	4.499%	3/16/2009	6,000	6,011
2 3 Chase Credit Card Master Trust	4.469%	6/15/2009	8,000	8,015
2 3 Chase Credit Card Master Trust	4.489%	2/15/2010	29,885	29,971
2 Chase Issuance Trust	4.650%	12/17/2012	39,225	38,959
2 CIT Group Home Equity Loan Trust	6.200%	2/25/2030	1,773	1,781
2 Citibank Credit Card Issuance Trust	2.500%	4/7/2008	16,626	16,537
2 Citibank Credit Card Issuance Trust	5.650%	6/16/2008	5,150	5,171
2 Citibank Credit Card Issuance Trust	4.950%	2/9/2009	43,650	43,720
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,250	1,289
2 4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	18,025	21,727
2 COMED Transitional Funding Trust	5.630%	6/25/2009	342	344
2 4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	14,403	15,241
2 Countrywide Home Loans	4.062%	5/25/2033	16,464	16,182
2 Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041	20,000	21,225
2 3 DaimlerChrysler Master Owner Trust	4.419%	2/15/2008	49,350	49,345
2 3 DaimlerChrysler Master Owner Trust	4.394%	1/15/2009	19,000	19,008
2 Detroit Edison Securitization Funding LLC	5.875%	3/1/2010	770	779
2 3 Discover Card Master Trust I	4.519%	9/15/2008	22,000	22,002
2 3 Discover Card Master Trust I	4.479%	11/17/2009	14,300	14,328
2 3 Discover Card Master Trust I	4.579%	11/17/2009	40,000	40,130
2 DLJ Commercial Mortgage Corp.	6.410%	2/18/2031	16,294	16,635
Federal Housing Administration	7.430%	10/1/2020	22	24
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	12,550	13,290
2 3 First USA Credit Card Master Trust	4.520%	9/19/2008	3,000	3,000
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	14,600	14,470
2 3 Ford Credit Floor Plan Master Owner Trust	4.509%	7/15/2008	74,455	74,490
2 GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	17,000	18,149
2 GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033	3,000	3,162
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	3,250	3,337
2 GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	12,200	12,923
2 GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	1,340	1,354
2 GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	20,000	20,083
2 GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	20,000	20,515
2 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	12,000	13,020
2 GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	14,085	14,969
2 GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034	16,500	17,754
2 GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035	9,919	10,207
2 3 GMAC Mortgage Corp. Loan Trust	4.489%	3/25/2035	41,000	40,995
2 3 Gracechurch Card Funding PLC	4.419%	8/15/2008	28,500	28,513
2 3 Gracechurch Card Funding PLC	4.489%	10/15/2009	46,000	46,116
2 GS Mortgage Securities Corp. II	4.608%	1/10/2040	20,000	19,584
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	5,852	5,849
2 Honda Auto Receivables Owner Trust	2.910%	10/20/2008	17,000	16,716
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	42,500	42,371
2 3 Household Credit Card Master Note Trust I	4.529%	10/15/2008	10,000	10,000
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	20,000	21,119
2 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	11,000	11,035
2 JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037	15,000	14,889
2 JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037	1,790	1,813
2 JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037	12,180	12,333
2 LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031	26,237	27,454
2 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	20,000	21,729
2 LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	8,190	8,666
2 M&I Auto Loan Trust	3.040%	10/20/2008	5,358	5,323
2 3 MBNA Credit Card Master Note Trust	4.419%	8/15/2008	101,455	101,445
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	45,800	45,891
2 3 MBNA Credit Card Master Note Trust	4.479%	8/17/2009	27,140	27,184
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	21,775	21,537
2 3 MBNA Master Credit Card Trust	4.629%	8/15/2008	19,030	19,036
2 3 MBNA Master Credit Card Trust	4.549%	12/15/2008	25,000	25,026
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	17,459	18,790
2 Morgan Stanley Capital I	6.520%	3/15/2030	2,591	2,643
2 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	5,000	5,317
2 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	5,000	5,306
2 Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035	20,000	19,855
2 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	5,000	5,312
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,340	1,316
2 Nissan Auto Lease Trust	2.900%	8/15/2007	22,500	22,280
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	19,900	19,700
2 PECO Energy Transition Trust	6.130%	3/1/2009	450	462
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	8,625	8,414
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	13,650	13,751
2 PP&L Transition Bond Co. LLC	7.150%	6/25/2009	850	891
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	19,800	22,388
2 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	589	597
2 Residential Asset Securities Corp.	6.489%	10/25/2030	683	683
2 Salomon Brothers Mortgage Securities VII	4.128%	9/25/2033	37,606	36,862
2 USAA Auto Owner Trust	2.930%	7/16/2007	1,452	1,447
2 USAA Auto Owner Trust	4.550%	2/16/2010	33,200	33,053
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	37,200	37,223
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	3,000	2,918
2 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034	900	892
2 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	900	884
2 WFS Financial Owner Trust	4.500%	2/20/2010	9,506	9,486
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	32,900	32,443

				2,011,720

Finance (8.2%)
Banking (3.6%)
Abbey National PLC	7.950%	10/26/2029	11,965	15,469
AmSouth Bank NA	5.200%	4/1/2015	6,475	6,468
Associates Corp. of North America	6.950%	11/1/2018	350	403
Banc One Corp.	7.625%	10/15/2026	1,475	1,810
Bank of America Corp.	5.250%	2/1/2007	19,900	20,008
Bank of America Corp.	3.250%	8/15/2008	15,000	14,433
Bank of America Corp.	3.375%	2/17/2009	2,800	2,682
Bank of America Corp.	7.800%	2/15/2010	1,900	2,103
Bank of America Corp.	4.250%	10/1/2010	7,400	7,174
Bank of America Corp.	4.375%	12/1/2010	1,500	1,461
Bank of America Corp.	7.400%	1/15/2011	11,760	12,979
Bank of America Corp.	6.250%	4/15/2012	600	641
Bank of America Corp.	4.875%	1/15/2013	1,340	1,327
Bank of America Corp.	4.750%	8/15/2013	810	798
Bank of America Corp.	5.375%	6/15/2014	7,350	7,491
Bank of America Corp.	4.750%	8/1/2015	4,275	4,159
Bank of America Corp.	5.250%	12/1/2015	9,300	9,340
Bank of America Corp.	5.625%	3/8/2035	6,500	6,395
Bank of New York Co., Inc.	3.750%	2/15/2008	9,970	9,762
Bank of New York Co., Inc.	4.950%	1/14/2011	2,450	2,448
Bank of New York Co., Inc.	4.950%	3/15/2015	7,575	7,490
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	7,825	8,780
Bank One Corp.	6.000%	8/1/2008	900	925
Bank One Corp.	6.000%	2/17/2009	110	113
Bank One Corp.	7.875%	8/1/2010	21,180	23,603
Bank One Corp.	5.900%	11/15/2011	3,225	3,349
Bank One Texas	6.250%	2/15/2008	2,100	2,157
BankAmerica Capital II	8.000%	12/15/2026	100	106
BankAmerica Corp.	6.625%	10/15/2007	4,400	4,532
BankAmerica Corp.	5.875%	2/15/2009	3,025	3,103
BankBoston NA	6.375%	4/15/2008	9,200	9,501
Barclays Bank PLC	6.278%	12/29/2049	3,520	3,512
BB&T Corp.	6.500%	8/1/2011	2,990	3,212
BB&T Corp.	4.750%	10/1/2012	3,900	3,848
BB&T Corp.	5.200%	12/23/2015	5,275	5,294
BB&T Corp.	4.900%	6/30/2017	325	316
BB&T Corp.	5.250%	11/1/2019	5,650	5,593
BSCH Issuances Ltd.	7.625%	9/14/2010	13,975	15,485
Citicorp	6.375%	11/15/2008	100	104
Citicorp Capital II	8.015%	2/15/2027	1,225	1,304
Citigroup, Inc.	6.500%	2/15/2008	7,000	7,233
Citigroup, Inc.	3.625%	2/9/2009	2,375	2,295
Citigroup, Inc.	6.200%	3/15/2009	140	146
Citigroup, Inc.	4.250%	7/29/2009	11,105	10,878
Citigroup, Inc.	4.125%	2/22/2010	20,195	19,630
Citigroup, Inc.	4.625%	8/3/2010	15,200	15,030
Citigroup, Inc.	6.500%	1/18/2011	6,045	6,444
Citigroup, Inc.	6.000%	2/21/2012	7,450	7,862
Citigroup, Inc.	5.625%	8/27/2012	7,465	7,729
Citigroup, Inc.	5.125%	5/5/2014	3,750	3,778
Citigroup, Inc.	5.000%	9/15/2014	13,308	13,138
Citigroup, Inc.	4.700%	5/29/2015	4,075	3,950
Citigroup, Inc.	5.300%	1/7/2016	18,900	19,098
Citigroup, Inc.	6.625%	6/15/2032	1,250	1,418
Citigroup, Inc.	5.875%	2/22/2033	5,850	6,057
Citigroup, Inc.	6.000%	10/31/2033	3,650	3,839
Citigroup, Inc.	5.850%	12/11/2034	2,000	2,095
Colonial Bank NA	6.375%	12/1/2015	1,425	1,455
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	36,175	36,569
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	1,910	1,901
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,529
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,600	1,588
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	14,275	14,173
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,400	7,782
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,950	3,155
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,350	5,472
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	1,935	1,929
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	6,700	6,538
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	2,915	2,889
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,025	4,888
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,675	5,749
Fifth Third Bank	4.200%	2/23/2010	4,700	4,588
Fifth Third Bank	4.750%	2/1/2015	11,625	11,280
Fifth Third Bank	4.500%	6/1/2018	2,250	2,078
First Tennessee Bank	5.050%	1/15/2015	1,825	1,793
First Union Institutional Capital I	8.040%	12/1/2026	1,825	1,937
FirstStar Bank	7.125%	12/1/2009	2,685	2,889
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,550	3,479
Fleet Capital Trust II	7.920%	12/11/2026	2,315	2,451
Golden West Financial Corp.	4.125%	8/15/2007	10,400	10,282
Golden West Financial Corp.	4.750%	10/1/2012	340	336
GreenPoint Financial Corp.	3.200%	6/6/2008	340	327
HSBC Bank PLC	6.950%	3/15/2011	11,350	12,302
HSBC Bank USA	4.625%	4/1/2014	300	289
HSBC Bank USA	5.875%	11/1/2034	3,025	3,083
HSBC Bank USA	5.625%	8/15/2035	9,825	9,463
HSBC Holdings PLC	7.500%	7/15/2009	3,165	3,409
HSBC Holdings PLC	5.250%	12/12/2012	3,590	3,623
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,560
HSBC Holdings PLC	7.350%	11/27/2032	2,515	3,059
J.P. Morgan, Inc.	6.875%	1/15/2007	11,000	11,220
J.P. Morgan, Inc.	6.700%	11/1/2007	275	284
J.P. Morgan, Inc.	6.000%	1/15/2009	7,475	7,691
JPM Capital Trust II	7.950%	2/1/2027	975	1,038
JPMorgan Capital Trust	5.875%	3/15/2035	1,575	1,572
JPMorgan Chase & Co.	5.350%	3/1/2007	800	805
JPMorgan Chase & Co.	5.500%	3/26/2007	16,090	16,225
JPMorgan Chase & Co.	5.250%	5/30/2007	3,710	3,734
JPMorgan Chase & Co.	3.700%	1/15/2008	13,640	13,362
JPMorgan Chase & Co.	4.000%	2/1/2008	5,875	5,780
JPMorgan Chase & Co.	3.625%	5/1/2008	5,925	5,769
JPMorgan Chase & Co.	3.500%	3/15/2009	8,475	8,132
JPMorgan Chase & Co.	6.750%	2/1/2011	15	16
JPMorgan Chase & Co.	4.500%	1/15/2012	12,350	11,963
JPMorgan Chase & Co.	6.625%	3/15/2012	3,225	3,479
JPMorgan Chase & Co.	5.750%	1/2/2013	3,050	3,152
JPMorgan Chase & Co.	4.875%	3/15/2014	2,300	2,244
JPMorgan Chase & Co.	5.125%	9/15/2014	19,325	19,100
JPMorgan Chase & Co.	4.750%	3/1/2015	4,700	4,560
JPMorgan Chase & Co.	5.150%	10/1/2015	7,800	7,704
JPMorgan Chase & Co.	5.850%	8/1/2035	2,875	2,859
Key Bank NA	5.000%	7/17/2007	3,831	3,839
Key Bank NA	4.412%	3/18/2008	4,725	4,676
Key Bank NA	5.800%	7/1/2014	1,175	1,219
Key Bank NA	4.950%	9/15/2015	7,175	7,011
Marshall & Ilsley Bank	4.125%	9/4/2007	11,145	11,021
Marshall & Ilsley Bank	4.500%	8/25/2008	1,300	1,289
Marshall & Ilsley Bank	4.850%	6/16/2015	700	684
Marshall & Ilsley Corp.	4.375%	8/1/2009	2,675	2,635
Mellon Bank NA	7.375%	5/15/2007	3,500	3,616
Mellon Bank NA	4.750%	12/15/2014	3,650	3,571
Mellon Capital II	7.995%	1/15/2027	5,750	6,120
Mellon Funding Corp.	4.875%	6/15/2007	900	901
Mellon Funding Corp.	3.250%	4/1/2009	2,775	2,643
Mellon Funding Corp.	6.400%	5/14/2011	450	480
Mellon Funding Corp.	5.000%	12/1/2014	1,100	1,091
National City Bank	4.150%	8/1/2009	6,675	6,508
National City Bank	4.500%	3/15/2010	8,425	8,298
National City Bank	4.625%	5/1/2013	1,000	971
National City Bank of Indiana	4.875%	7/20/2007	200	200
National City Corp.	3.200%	4/1/2008	3,775	3,643
National City Corp.	6.875%	5/15/2019	1,125	1,280
National Westminster Bank PLC	7.375%	10/1/2009	450	486
NationsBank Corp.	6.375%	2/15/2008	840	866
NationsBank Corp.	6.800%	3/15/2028	725	838
NB Capital Trust II	7.830%	12/15/2026	5,000	5,290
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,637
North Fork Bancorp	5.875%	8/15/2012	250	261
PNC Bank NA	4.875%	9/21/2017	11,500	11,064
PNC Funding Corp.	5.250%	11/15/2015	5,750	5,731
Popular North America, Inc.	4.250%	4/1/2008	1,000	981
Regions Financial Corp.	4.500%	8/8/2008	1,100	1,089
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,638
Regions Financial Corp.	6.375%	5/15/2012	10,250	10,996
Republic New York Corp.	7.750%	5/15/2009	4,300	4,682
Royal Bank of Canada	4.125%	1/26/2010	10,550	10,271
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	12,150	12,108
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	7,125	7,093
Royal Bank of Scotland Group PLC	7.648%	8/29/2049	15,945	19,263
Sanwa Bank Ltd.	8.350%	7/15/2009	5,600	6,194
Sanwa Bank Ltd.	7.400%	6/15/2011	6,625	7,261
Southtrust Corp.	5.800%	6/15/2014	3,075	3,195
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	8,825	8,652
State Street Capital Trust	5.300%	1/15/2016	3,425	3,461
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,850	7,579
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	8,515	9,840
SunTrust Banks, Inc.	5.050%	7/1/2007	60	60
SunTrust Banks, Inc.	6.375%	4/1/2011	6,500	6,900
SunTrust Banks, Inc.	5.000%	9/1/2015	350	346
SunTrust Banks, Inc.	6.000%	2/15/2026	3,925	4,138
SunTrust Capital II	7.900%	6/15/2027	2,085	2,235
Swiss Bank Corp.	7.000%	10/15/2015	3,050	3,466
Swiss Bank Corp.	7.375%	6/15/2017	4,175	4,918
Synovus Financial Corp.	5.125%	6/15/2017	5,175	5,015
The Chase Manhattan Corp.	7.125%	2/1/2007	7,269	7,441
The Chase Manhattan Corp.	6.375%	4/1/2008	75	77
The Chase Manhattan Corp.	7.875%	6/15/2010	450	500
UFJ Finance Aruba AEC	6.750%	7/15/2013	5,950	6,502
Union Planters Corp.	7.750%	3/1/2011	7,525	8,440
UnionBanCal Corp.	5.250%	12/16/2013	1,475	1,464
US Bancorp	5.100%	7/15/2007	295	296
US Bank NA	3.700%	8/1/2007	4,175	4,106
US Bank NA	6.500%	2/1/2008	3,500	3,616
US Bank NA	4.125%	3/17/2008	7,375	7,274
US Bank NA	4.400%	8/15/2008	4,200	4,158
US Bank NA	6.375%	8/1/2011	6,650	7,091
US Bank NA	6.300%	2/4/2014	9,675	10,494
US Bank NA	4.950%	10/30/2014	6,800	6,731
Wachovia Bank NA	4.850%	7/30/2007	450	450
Wachovia Bank NA	4.375%	8/15/2008	1,625	1,608
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,147
Wachovia Bank NA	4.875%	2/1/2015	18,400	18,058
Wachovia Bank NA	5.000%	8/15/2015	1,110	1,094
Wachovia Corp.	6.250%	8/4/2008	850	879
Wachovia Corp.	7.875%	2/15/2010	5,550	6,147
Wachovia Corp.	4.375%	6/1/2010	10,125	9,908
Wachovia Corp.	7.800%	8/18/2010	13,130	14,663
Wachovia Corp.	4.875%	2/15/2014	2,575	2,521
Wachovia Corp.	5.250%	8/1/2014	3,575	3,581
Wachovia Corp.	6.605%	10/1/2025	275	305
4 Wachovia Corp.	8.000%	12/15/2026	5,125	5,436
Wachovia Corp.	7.500%	4/15/2035	1,100	1,379
Wachovia Corp.	5.500%	8/1/2035	225	220
Wachovia Corp.	6.550%	10/15/2035	775	869
Washington Mutual Bank	6.875%	6/15/2011	13,670	14,856
Washington Mutual Bank	5.500%	1/15/2013	6,000	6,068
Washington Mutual Bank	5.650%	8/15/2014	5,200	5,266
Washington Mutual Bank	5.125%	1/15/2015	5,925	5,800
Washington Mutual Capital I	8.375%	6/1/2027	1,750	1,879
Washington Mutual, Inc.	4.000%	1/15/2009	2,000	1,943
Washington Mutual, Inc.	4.200%	1/15/2010	1,900	1,839
Washington Mutual, Inc.	5.000%	3/22/2012	4,875	4,820
Washington Mutual, Inc.	5.250%	9/15/2017	3,625	3,540
Wells Fargo & Co.	4.125%	3/10/2008	20,095	19,826
Wells Fargo & Co.	3.125%	4/1/2009	5,025	4,768
Wells Fargo & Co.	4.200%	1/15/2010	16,900	16,454
Wells Fargo & Co.	4.625%	8/9/2010	7,400	7,308
Wells Fargo & Co.	6.450%	2/1/2011	8,975	9,568
Wells Fargo & Co.	6.375%	8/1/2011	1,000	1,070
Wells Fargo & Co.	5.125%	9/1/2012	4,650	4,663
Wells Fargo & Co.	4.950%	10/16/2013	14,800	14,683
Wells Fargo & Co.	5.000%	11/15/2014	500	497
Wells Fargo & Co.	4.750%	2/9/2015	3,900	3,814
Wells Fargo & Co.	5.125%	9/15/2016	150	149
Wells Fargo & Co.	5.375%	2/7/2035	3,800	3,748
World Savings Bank, FSB	4.125%	3/10/2008	6,625	6,531
World Savings Bank, FSB	4.125%	12/15/2009	6,000	5,829
Zions Bancorp	5.500%	11/16/2015	7,250	7,297
Brokerage (1.3%)
Ameriprise Financial Inc.	5.350%	11/15/2010	6,650	6,686
Ameriprise Financial Inc.	5.650%	11/15/2015	5,550	5,637
Bear Stearns Co., Inc.	7.800%	8/15/2007	4,350	4,546
Bear Stearns Co., Inc.	4.000%	1/31/2008	19,350	19,026
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,900	1,810
Bear Stearns Co., Inc.	4.550%	6/23/2010	750	735
Bear Stearns Co., Inc.	5.700%	11/15/2014	18,240	18,797
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,050	1,050
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,425	1,325
Dean Witter, Discover & Co.	6.750%	10/15/2013	800	873
4 Fidelity Investments	7.490%	6/15/2019	1,000	1,194
Goldman Sachs Group, Inc.	4.125%	1/15/2008	4,290	4,230
Goldman Sachs Group, Inc.	3.875%	1/15/2009	29,775	28,879
Goldman Sachs Group, Inc.	6.650%	5/15/2009	18,290	19,211
Goldman Sachs Group, Inc.	4.500%	6/15/2010	9,625	9,416
Goldman Sachs Group, Inc.	6.600%	1/15/2012	5,565	5,996
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,000	4,119
Goldman Sachs Group, Inc.	5.250%	4/1/2013	8,965	8,979
Goldman Sachs Group, Inc.	4.750%	7/15/2013	1,260	1,220
Goldman Sachs Group, Inc.	5.250%	10/15/2013	6,895	6,884
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,015	2,993
Goldman Sachs Group, Inc.	5.000%	10/1/2014	14,600	14,343
Goldman Sachs Group, Inc.	5.500%	11/15/2014	1,450	1,477
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,060	2,040
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,825	12,449
Goldman Sachs Group, Inc.	6.345%	2/15/2034	12,700	13,258
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	6,900	6,782
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	4,925	5,125
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	2,990	2,895
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	6,925	6,673
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,475	1,435
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	8,150	7,985
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	7,795
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	4,400	4,280
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	7,950	7,949
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	3,975	4,277
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	13,850	13,517
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	250	263
Merrill Lynch & Co., Inc.	5.360%	2/1/2007	4,400	4,425
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	7,275	7,104
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	8,390	8,255
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	4,750	4,630
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	4,750	4,549
Merrill Lynch & Co., Inc.	6.375%	10/15/2008	2,000	2,077
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	11,425	11,169
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	6,686	6,896
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	3,925	3,813
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	6,425	6,248
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,375	2,345
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	3,750	3,707
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	600	611
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	11,875	11,720
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	425	470
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	3,375	3,821
Morgan Stanley Dean Witter	6.875%	3/1/2007	1,550	1,584
Morgan Stanley Dean Witter	5.800%	4/1/2007	50,075	50,646
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,570	1,528
Morgan Stanley Dean Witter	3.875%	1/15/2009	2,400	2,329
Morgan Stanley Dean Witter	4.000%	1/15/2010	10,600	10,191
Morgan Stanley Dean Witter	4.250%	5/15/2010	10,105	9,799
Morgan Stanley Dean Witter	5.050%	1/21/2011	225	226
Morgan Stanley Dean Witter	6.750%	4/15/2011	4,915	5,290
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,420	7,994
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	402
Morgan Stanley Dean Witter	4.750%	4/1/2014	15,600	14,959
Morgan Stanley Dean Witter	7.250%	4/1/2032	7,040	8,462
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	2,300	2,259
American Express Co.	3.750%	11/20/2007	8,575	8,406
American Express Co.	4.750%	6/17/2009	3,100	3,083
American Express Co.	4.875%	7/15/2013	1,500	1,477
American Express Credit Corp.	3.000%	5/16/2008	7,700	7,386
American Express Credit Corp.	5.000%	12/2/2010	2,625	2,624
American General Finance Corp.	5.750%	3/15/2007	8,600	8,681
American General Finance Corp.	3.875%	10/1/2009	4,000	3,836
American General Finance Corp.	4.875%	5/15/2010	5,100	5,049
American General Finance Corp.	4.000%	3/15/2011	1,000	945
American General Finance Corp.	4.875%	7/15/2012	1,450	1,420
American General Finance Corp.	5.375%	10/1/2012	1,295	1,304
Capital One Bank	4.875%	5/15/2008	2,900	2,888
Capital One Bank	4.250%	12/1/2008	1,850	1,810
Capital One Bank	5.000%	6/15/2009	4,075	4,063
Capital One Bank	5.750%	9/15/2010	2,275	2,331
Capital One Bank	6.500%	6/13/2013	1,725	1,835
Capital One Bank	5.125%	2/15/2014	3,000	2,948
Capital One Financial	4.800%	2/21/2012	2,125	2,055
Capital One Financial	5.500%	6/1/2015	6,400	6,357
Capital One Financial	5.250%	2/21/2017	1,775	1,722
3 4 CIT Group Co. of Canada	4.900%	7/1/2010	3,950	3,850
3 4 CIT Group Co. of Canada	5.450%	6/1/2015	8,575	8,385
CIT Group, Inc.	7.375%	4/2/2007	8,475	8,726
CIT Group, Inc.	5.750%	9/25/2007	2,050	2,079
CIT Group, Inc.	3.650%	11/23/2007	1,750	1,710
CIT Group, Inc.	5.000%	11/24/2008	7,725	7,721
CIT Group, Inc.	4.125%	11/3/2009	950	919
CIT Group, Inc.	4.250%	2/1/2010	4,075	3,946
CIT Group, Inc.	5.200%	11/3/2010	3,850	3,863
CIT Group, Inc.	4.750%	12/15/2010	1,150	1,129
CIT Group, Inc.	7.750%	4/2/2012	6,400	7,255
CIT Group, Inc.	5.125%	9/30/2014	6,875	6,766
CIT Group, Inc.	5.000%	2/1/2015	4,175	4,067
Countrywide Home Loan	2.875%	2/15/2007	2,075	2,028
Countrywide Home Loan	5.625%	5/15/2007	1,295	1,305
Countrywide Home Loan	3.250%	5/21/2008	13,225	12,696
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,548
Countrywide Home Loan	5.625%	7/15/2009	340	345
Countrywide Home Loan	4.125%	9/15/2009	11,500	11,085
Countrywide Home Loan	4.000%	3/22/2011	3,525	3,317
General Electric Capital Corp.	2.800%	1/15/2007	10,625	10,411
General Electric Capital Corp.	5.000%	2/15/2007	600	601
General Electric Capital Corp.	5.375%	3/15/2007	30,100	30,284
General Electric Capital Corp.	5.000%	6/15/2007	13,650	13,679
General Electric Capital Corp.	4.250%	1/15/2008	13,325	13,171
General Electric Capital Corp.	4.125%	3/4/2008	4,425	4,358
General Electric Capital Corp.	3.500%	5/1/2008	20,770	20,157
General Electric Capital Corp.	3.600%	10/15/2008	11,840	11,454
General Electric Capital Corp.	3.250%	6/15/2009	1,225	1,162
General Electric Capital Corp.	4.625%	9/15/2009	10,675	10,565
General Electric Capital Corp.	8.300%	9/20/2009	275	305
General Electric Capital Corp.	4.875%	10/21/2010	7,600	7,578
General Electric Capital Corp.	6.125%	2/22/2011	12,035	12,639
General Electric Capital Corp.	4.375%	11/21/2011	2,425	2,346
General Electric Capital Corp.	5.875%	2/15/2012	490	511
General Electric Capital Corp.	4.250%	6/15/2012	8,975	8,578
General Electric Capital Corp.	5.450%	1/15/2013	1,020	1,043
General Electric Capital Corp.	4.750%	9/15/2014	11,650	11,395
General Electric Capital Corp.	4.875%	3/4/2015	900	887
General Electric Capital Corp.	6.750%	3/15/2032	31,935	37,643
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,874
Household Finance Corp.	5.750%	1/30/2007	95	96
Household Finance Corp.	4.625%	1/15/2008	6,070	6,043
Household Finance Corp.	6.400%	6/17/2008	6,250	6,451
Household Finance Corp.	4.125%	12/15/2008	13,200	12,892
Household Finance Corp.	5.875%	2/1/2009	920	940
Household Finance Corp.	4.750%	5/15/2009	21,175	20,954
Household Finance Corp.	6.375%	10/15/2011	14,175	14,959
Household Finance Corp.	7.000%	5/15/2012	12,725	13,913
Household Finance Corp.	6.375%	11/27/2012	240	256
HSBC Finance Corp.	4.125%	3/11/2008	5,825	5,720
HSBC Finance Corp.	4.125%	11/16/2009	6,300	6,089
HSBC Finance Corp.	4.625%	9/15/2010	8,400	8,204
HSBC Finance Corp.	5.250%	1/14/2011	6,700	6,712
HSBC Finance Corp.	6.750%	5/15/2011	6,300	6,748
HSBC Finance Corp.	5.250%	4/15/2015	2,525	2,499
HSBC Finance Corp.	5.000%	6/30/2015	6,900	6,701
3 HSBC Finance Corp.	5.911%	11/30/2035	2,700	2,713
International Lease Finance Corp.	3.125%	5/3/2007	3,725	3,640
International Lease Finance Corp.	5.625%	6/1/2007	20,700	20,883
International Lease Finance Corp.	4.500%	5/1/2008	1,425	1,408
International Lease Finance Corp.	6.375%	3/15/2009	700	726
International Lease Finance Corp.	5.125%	11/1/2010	14,775	14,778
International Lease Finance Corp.	5.000%	9/15/2012	5,250	5,176
iStar Financial Inc.	5.800%	3/15/2011	3,700	3,725
iStar Financial Inc.	5.150%	3/1/2012	6,525	6,343
MBNA America Bank NA	5.375%	1/15/2008	4,290	4,342
MBNA America Bank NA	4.625%	8/3/2009	3,450	3,425
MBNA America Bank NA	6.625%	6/15/2012	765	832
MBNA Corp.	7.500%	3/15/2012	3,970	4,475
MBNA Corp.	6.125%	3/1/2013	2,200	2,325
MBNA Corp.	5.000%	6/15/2015	950	933
Residential Capital Corp.	6.125%	11/21/2008	8,275	8,298
Residential Capital Corp.	6.375%	6/30/2010	9,850	10,004
Residential Capital Corp.	6.875%	6/30/2015	1,950	2,073
SLM Corp.	5.625%	4/10/2007	28,375	28,643
SLM Corp.	3.625%	3/17/2008	4,545	4,421
SLM Corp.	4.000%	1/15/2009	1,590	1,547
SLM Corp.	4.500%	7/26/2010	3,175	3,103
SLM Corp.	5.000%	10/1/2013	500	496
SLM Corp.	5.050%	11/14/2014	2,925	2,895
SLM Corp.	5.625%	8/1/2033	6,700	6,975
Wells Fargo Financial	5.500%	8/1/2012	3,975	4,089
Insurance (0.8%)
ACE Capital Trust II	9.700%	4/1/2030	1,050	1,459
ACE Ltd.	6.000%	4/1/2007	5,975	6,048
AEGON NV	4.750%	6/1/2013	2,900	2,834
Allstate Corp.	5.375%	12/1/2006	4,525	4,546
Allstate Corp.	7.200%	12/1/2009	13,290	14,310
Allstate Corp.	5.000%	8/15/2014	4,875	4,820
Allstate Corp.	6.125%	12/15/2032	3,400	3,608
Allstate Corp.	5.350%	6/1/2033	220	210
Allstate Corp.	5.550%	5/9/2035	2,625	2,577
Allstate Life Global Funding	4.500%	5/29/2009	1,350	1,332
Ambac, Inc.	5.950%	12/5/2035	9,075	9,269
American General Capital II	8.500%	7/1/2030	7,740	10,406
3 American International Group, Inc.	2.875%	5/15/2008	3,325	3,174
4 American International Group, Inc.	4.700%	10/1/2010	1,450	1,426
4 American International Group, Inc.	5.050%	10/1/2015	3,175	3,117
Aon Capital Trust	8.205%	1/1/2027	1,200	1,427
Arch Capital Group Ltd.	7.350%	5/1/2034	3,775	4,301
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,300	3,279
Assurant, Inc.	5.625%	2/15/2014	1,850	1,877
Assurant, Inc.	6.750%	2/15/2034	3,200	3,492
AXA Financial, Inc.	7.750%	8/1/2010	1,400	1,546
AXA SA	8.600%	12/15/2030	7,750	10,366
Axis Capital Holdings	5.750%	12/1/2014	2,700	2,697
Cincinnati Financial Corp.	6.125%	11/1/2034	3,325	3,471
CNA Financial Corp.	5.850%	12/15/2014	4,725	4,747
Commerce Group, Inc.	5.950%	12/9/2013	1,750	1,769
Equitable Cos., Inc.	6.500%	4/1/2008	115	119
Fidelity National Financial, Inc.	7.300%	8/15/2011	4,850	5,046
Fund American Cos., Inc.	5.875%	5/15/2013	2,175	2,197
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	2,000	2,129
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,550	5,106
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,650	2,021
Genworth Financial, Inc.	4.750%	6/15/2009	2,825	2,800
Genworth Financial, Inc.	5.750%	6/15/2014	2,300	2,385
Genworth Financial, Inc.	4.950%	10/1/2015	1,225	1,196
Genworth Financial, Inc.	6.500%	6/15/2034	3,775	4,227
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,400	2,319
Hartford Life, Inc.	7.375%	3/1/2031	4,850	5,944
3 ING Capital Funding Trust III	5.775%	12/8/2049	4,775	4,826
ING USA Global	4.500%	10/1/2010	11,350	11,107
John Hancock Financial Services	5.625%	12/1/2008	500	509
Lincoln National Corp.	5.250%	6/15/2007	340	341
Lincoln National Corp.	6.200%	12/15/2011	575	609
Loews Corp.	5.250%	3/15/2016	1,500	1,479
Loews Corp.	6.000%	2/1/2035	650	652
Marsh & McLennan Cos., Inc.	5.375%	3/15/2007	900	902
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	2,200	2,184
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	6,600	6,852
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	1,225	1,235
MetLife, Inc.	5.250%	12/1/2006	5,925	5,945
MetLife, Inc.	5.375%	12/15/2012	2,800	2,833
MetLife, Inc.	5.000%	11/24/2013	4,900	4,858
MetLife, Inc.	5.500%	6/15/2014	850	867
MetLife, Inc.	5.000%	6/15/2015	4,275	4,201
MetLife, Inc.	6.500%	12/15/2032	1,800	2,000
MetLife, Inc.	6.375%	6/15/2034	2,775	3,042
MetLife, Inc.	5.700%	6/15/2035	4,850	4,858
4 Nationwide Life Global Funding	5.350%	2/15/2007	7,525	7,572
4 Principal Life Global	3.625%	4/30/2008	770	749
Principal Life Inc. Funding	5.100%	4/15/2014	4,825	4,820
Progressive Corp.	6.625%	3/1/2029	4,650	5,304
Progressive Corp.	6.250%	12/1/2032	325	357
Protective Life Secured Trust	3.700%	11/24/2008	7,275	7,043
Protective Life Secured Trust	4.850%	8/16/2010	1,425	1,414
Prudential Financial, Inc.	4.500%	7/15/2013	3,225	3,091
Prudential Financial, Inc.	4.750%	4/1/2014	2,300	2,237
Prudential Financial, Inc.	5.100%	9/20/2014	2,975	2,956
Prudential Financial, Inc.	4.750%	6/13/2015	225	217
Prudential Financial, Inc.	5.750%	7/15/2033	1,800	1,818
Prudential Financial, Inc.	5.400%	6/13/2035	4,050	3,862
Royal & Sun Alliance	8.950%	10/15/2029	150	191
St. Paul Cos., Inc.	5.750%	3/15/2007	4,350	4,386
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,950	1,971
Travelers Property Casualty Corp.	3.750%	3/15/2008	4,525	4,405
Travelers Property Casualty Corp.	6.375%	3/15/2033	325	343
Willis Group Holdings Ltd.	5.125%	7/15/2010	1,100	1,094
Willis Group Holdings Ltd.	5.625%	7/15/2015	3,325	3,321
XL Capital Ltd.	5.250%	9/15/2014	5,600	5,506
XL Capital Ltd.	6.375%	11/15/2024	725	755
Real Estate Investment Trusts (0.5%)
Archstone-Smith Trust	5.250%	5/1/2015	4,600	4,555
Arden Realty LP	5.250%	3/1/2015	1,075	1,083
Boston Properties, Inc.	6.250%	1/15/2013	1,790	1,880
Boston Properties, Inc.	5.625%	4/15/2015	3,825	3,864
Brandywine Operating Partnership	4.500%	11/1/2009	4,475	4,324
Brandywine Operating Partnership	5.625%	12/15/2010	3,775	3,776
Brandywine Operating Partnership	5.400%	11/1/2014	2,525	2,467
Colonial Realty LP	5.500%	10/1/2015	2,675	2,609
Developers Diversified Reality Corp.	5.375%	10/15/2012	5,775	5,736
EOP Operating LP	7.750%	11/15/2007	5,050	5,293
EOP Operating LP	6.750%	2/15/2008	3,275	3,380
EOP Operating LP	8.100%	8/1/2010	1,000	1,103
EOP Operating LP	4.650%	10/1/2010	11,175	10,837
EOP Operating LP	7.000%	7/15/2011	1,250	1,337
EOP Operating LP	6.750%	2/15/2012	7,235	7,690
EOP Operating LP	5.875%	1/15/2013	1,690	1,723
EOP Operating LP	4.750%	3/15/2014	1,900	1,801
EOP Operating LP	7.875%	7/15/2031	1,850	2,189
ERP Operating LP	6.625%	3/15/2012	8,670	9,324
ERP Operating LP	5.250%	9/15/2014	725	720
ERP Operating LP	5.125%	3/15/2016	4,950	4,858
Health Care Property Investment, Inc.	6.450%	6/25/2012	10,075	10,529
Health Care REIT, Inc.	6.000%	11/15/2013	250	250
Health Care REIT, Inc.	6.200%	6/1/2016	4,325	4,330
Hospitality Properties	5.125%	2/15/2015	2,200	2,111
HRPT Properties Trust	6.250%	8/15/2016	2,000	2,091
Liberty Property LP	5.125%	3/2/2015	7,025	6,792
4 ProLogis	5.250%	11/15/2010	2,775	2,770
ProLogis	5.500%	3/1/2013	2,575	2,597
4 ProLogis	5.625%	11/15/2015	3,525	3,544
Regency Centers LP	6.750%	1/15/2012	7,550	8,075
Regency Centers LP	5.250%	8/1/2015	2,800	2,742
Simon Property Group Inc.	6.375%	11/15/2007	17,850	18,258
Simon Property Group Inc.	4.875%	8/15/2010	2,925	2,885
Simon Property Group Inc.	6.350%	8/28/2012	55	58
Simon Property Group Inc.	5.625%	8/15/2014	150	151
4 Simon Property Group Inc.	5.750%	12/1/2015	5,850	5,910
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	4,500	4,555
Vornado Realty	5.625%	6/15/2007	3,275	3,293
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	1,875	1,836
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	2,965	2,850
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	5,150	5,002
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,150	4,009
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,700	1,672
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,475	4,358
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	550	551
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	11,025	10,809
J. Paul Getty Trust	5.875%	10/1/2033	2,700	2,859

				2,763,202

Industrial (9.6%)
Basic Industry (0.7%)
Alcan, Inc.	4.875%	9/15/2012	225	220
Alcan, Inc.	4.500%	5/15/2013	5,175	4,927
Alcan, Inc.	5.200%	1/15/2014	875	866
Alcan, Inc.	5.000%	6/1/2015	2,050	1,992
Alcan, Inc.	6.125%	12/15/2033	2,275	2,348
Alcoa, Inc.	4.250%	8/15/2007	25,400	25,152
Alcoa, Inc.	6.500%	6/1/2011	4,850	5,179
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,325	3,234
BHP Billiton Finance	4.800%	4/15/2013	10,240	10,028
BHP Billiton Finance	5.250%	12/15/2015	4,825	4,846
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,425	8,372
Celulosa Arauco Constitution SA	5.625%	4/20/2015	3,000	2,978
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,000	2,009
Dow Chemical Co.	6.125%	2/1/2011	8,800	9,214
Dow Chemical Co.	6.000%	10/1/2012	525	550
Dow Chemical Co.	7.375%	11/1/2029	5,150	6,198
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	220	214
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	7,600	8,095
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	8,125	7,854
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	2,670	2,625
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	1,425	1,604
Eastman Chemical Co.	7.250%	1/15/2024	600	667
Eastman Chemical Co.	7.600%	2/1/2027	2,563	2,962
Falconbridge Ltd.	7.350%	6/5/2012	775	844
Falconbridge Ltd.	5.375%	6/1/2015	450	434
ICI Wilmington	4.375%	12/1/2008	3,975	3,877
ICI Wilmington	5.625%	12/1/2013	900	899
Inco Ltd.	7.750%	5/15/2012	60	67
Inco Ltd.	5.700%	10/15/2015	600	594
Inco Ltd.	7.200%	9/15/2032	1,500	1,645
International Paper Co.	4.250%	1/15/2009	3,525	3,417
International Paper Co.	6.750%	9/1/2011	6,275	6,647
3 International Paper Co.	5.850%	10/30/2012	7,170	7,285
International Paper Co.	5.300%	4/1/2015	2,325	2,240
Lubrizol Corp.	5.500%	10/1/2014	4,175	4,179
Lubrizol Corp.	6.500%	10/1/2034	675	708
MeadWestvaco Corp.	6.850%	4/1/2012	7,265	7,720
Newmont Mining	5.875%	4/1/2035	3,125	3,097
Noranda, Inc.	7.250%	7/15/2012	2,925	3,175
Noranda, Inc.	5.500%	6/15/2017	6,125	5,891
Placer Dome, Inc.	6.450%	10/15/2035	2,875	3,021
Potash Corp. of Saskatchewan	7.750%	5/31/2011	11,125	12,422
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,457
Praxair, Inc.	2.750%	6/15/2008	1,950	1,853
Praxair, Inc.	3.950%	6/1/2013	600	561
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	3,675	3,457
Rohm & Haas Co.	7.400%	7/15/2009	96	103
2 Rohm & Haas Co.	9.800%	4/15/2020	2,877	3,657
Rohm & Haas Co.	7.850%	7/15/2029	2,825	3,647
Teck Cominco Ltd.	6.125%	10/1/2035	6,750	6,646
Temple Inland Inc.	7.875%	5/1/2012	900	981
Vale Overseas Ltd.	8.250%	1/17/2034	7,250	8,319
Westvaco Corp.	8.200%	1/15/2030	1,050	1,222
Weyerhaeuser Co.	6.125%	3/15/2007	1,642	1,664
Weyerhaeuser Co.	5.950%	11/1/2008	925	944
Weyerhaeuser Co.	6.750%	3/15/2012	10,445	11,075
Weyerhaeuser Co.	7.375%	3/15/2032	9,130	10,167
Capital Goods (1.1%)
2 4 BAE Systems	7.156%	12/15/2011	3,299	3,486
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,467
Boeing Capital Corp.	5.750%	2/15/2007	2,170	2,190
Boeing Capital Corp.	7.375%	9/27/2010	3,250	3,578
Boeing Capital Corp.	6.500%	2/15/2012	12,925	13,890
Boeing Capital Corp.	5.800%	1/15/2013	3,690	3,865
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,850	1,756
Caterpillar Financial Services Corp.	4.500%	9/1/2008	4,650	4,602
Caterpillar Financial Services Corp.	4.150%	1/15/2010	11,925	11,571
Caterpillar Financial Services Corp.	4.300%	6/1/2010	275	268
Caterpillar Financial Services Corp.	5.050%	12/1/2010	2,975	2,978
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,425	5,283
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,125	3,008
Caterpillar, Inc.	7.300%	5/1/2031	1,725	2,178
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,572
Caterpillar, Inc.	7.375%	3/1/2097	6,475	8,239
CRH America Inc.	6.950%	3/15/2012	6,660	7,226
CRH America Inc.	5.300%	10/15/2013	875	874
CRH America Inc.	6.400%	10/15/2033	2,670	2,921
Deere & Co.	6.950%	4/25/2014	7,550	8,511
Deere & Co.	8.100%	5/15/2030	4,255	5,738
Emerson Electric Co.	7.125%	8/15/2010	4,275	4,665
Emerson Electric Co.	4.625%	10/15/2012	5,300	5,204
Emerson Electric Co.	4.500%	5/1/2013	5,300	5,125
General Dynamics Corp.	3.000%	5/15/2008	6,300	6,038
General Dynamics Corp.	4.500%	8/15/2010	25	25
General Dynamics Corp.	4.250%	5/15/2013	5,490	5,248
General Electric Co.	5.000%	2/1/2013	20,965	20,936
Goodrich Corp.	7.625%	12/15/2012	25	28
Hanson PLC	7.875%	9/27/2010	1,425	1,571
Hanson PLC	5.250%	3/15/2013	4,450	4,412
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,646
Honeywell International, Inc.	6.125%	11/1/2011	2,350	2,480
Ingersoll-Rand Co.	4.750%	5/15/2015	1,025	995
John Deere Capital Corp.	3.875%	3/7/2007	1,500	1,483
John Deere Capital Corp.	4.500%	8/25/2008	9,150	9,072
John Deere Capital Corp.	7.000%	3/15/2012	14,250	15,701
Lockheed Martin Corp.	7.650%	5/1/2016	4,225	5,020
Lockheed Martin Corp.	7.750%	5/1/2026	600	754
Lockheed Martin Corp.	8.500%	12/1/2029	7,525	10,209
Masco Corp.	4.625%	8/15/2007	670	666
Masco Corp.	5.875%	7/15/2012	310	314
Masco Corp.	4.800%	6/15/2015	5,550	5,176
Masco Corp.	7.750%	8/1/2029	450	531
Masco Corp.	6.500%	8/15/2032	1,700	1,735
Northrop Grumman Corp.	7.125%	2/15/2011	4,650	5,073
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,262
Northrop Grumman Corp.	7.750%	2/15/2031	3,915	4,986
Raytheon Co.	6.150%	11/1/2008	1,186	1,222
Raytheon Co.	8.300%	3/1/2010	4,585	5,131
Raytheon Co.	5.500%	11/15/2012	2,475	2,531
Raytheon Co.	5.375%	4/1/2013	6,665	6,757
Raytheon Co.	6.400%	12/15/2018	500	545
Raytheon Co.	7.200%	8/15/2027	5,500	6,526
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,070
Republic Services, Inc.	6.086%	3/15/2035	2,850	2,908
Textron Financial Corp.	5.875%	6/1/2007	2,050	2,075
Textron Financial Corp.	4.125%	3/3/2008	5,950	5,842
Textron Financial Corp.	4.600%	5/3/2010	5,925	5,828
Textron, Inc.	6.500%	6/1/2012	8,775	9,522
The Boeing Co.	8.750%	8/15/2021	1,450	1,968
The Boeing Co.	8.750%	9/15/2031	975	1,410
The Boeing Co.	6.125%	2/15/2033	200	221
The Boeing Co.	6.625%	2/15/2038	5,045	5,906
TRW, Inc.	7.750%	6/1/2029	2,650	3,388
Tyco International Group SA	6.125%	11/1/2008	1,100	1,123
Tyco International Group SA	6.750%	2/15/2011	8,950	9,397
Tyco International Group SA	6.375%	10/15/2011	7,525	7,812
Tyco International Group SA	6.000%	11/15/2013	5,850	5,981
Tyco International Group SA	7.000%	6/15/2028	2,625	2,865
United Technologies Corp.	4.375%	5/1/2010	1,525	1,492
United Technologies Corp.	7.125%	11/15/2010	250	273
United Technologies Corp.	6.350%	3/1/2011	3,025	3,204
United Technologies Corp.	4.875%	5/1/2015	5,975	5,914
United Technologies Corp.	8.875%	11/15/2019	4,000	5,296
United Technologies Corp.	6.700%	8/1/2028	1,642	1,905
United Technologies Corp.	7.500%	9/15/2029	2,800	3,554
United Technologies Corp.	5.400%	5/1/2035	2,275	2,275
USA Waste Services, Inc.	7.125%	10/1/2007	250	259
USA Waste Services, Inc.	7.000%	7/15/2028	1,425	1,606
Waste Management, Inc.	6.500%	11/15/2008	11,825	12,305
Waste Management, Inc.	6.875%	5/15/2009	2,370	2,494
Waste Management, Inc.	7.375%	8/1/2010	2,075	2,255
Waste Management, Inc.	5.000%	3/15/2014	1,325	1,295
Waste Management, Inc.	7.750%	5/15/2032	4,925	6,121
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,558
Communication (2.7%)
Alltel Corp.	7.000%	7/1/2012	10,250	11,259
Alltel Corp.	7.875%	7/1/2032	525	652
America Movil SA de C.V	4.125%	3/1/2009	5,350	5,196
America Movil SA de C.V	5.500%	3/1/2014	2,575	2,540
America Movil SA de C.V	5.750%	1/15/2015	3,950	3,965
America Movil SA de C.V	6.375%	3/1/2035	6,125	5,972
AT&T Corp.	6.000%	3/15/2009	10,875	11,106
3 AT&T Corp.	9.750%	11/15/2031	12,055	15,149
AT&T Wireless Services, Inc.	7.875%	3/1/2011	14,380	16,126
AT&T Wireless Services, Inc.	8.125%	5/1/2012	11,505	13,268
AT&T Wireless Services, Inc.	8.750%	3/1/2031	8,330	11,032
BellSouth Capital Funding	7.875%	2/15/2030	15,450	18,801
BellSouth Corp.	4.200%	9/15/2009	4,750	4,606
BellSouth Corp.	6.000%	10/15/2011	120	125
BellSouth Corp.	4.750%	11/15/2012	5,750	5,604
BellSouth Corp.	5.200%	9/15/2014	4,000	3,974
BellSouth Corp.	6.550%	6/15/2034	6,400	6,888
BellSouth Corp.	6.000%	11/15/2034	5,680	5,688
BellSouth Telecommunications	6.375%	6/1/2028	2,690	2,800
Belo Corp.	7.250%	9/15/2027	340	352
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,425	4,635
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,675	1,831
3 British Telecommunications PLC	8.375%	12/15/2010	8,135	9,275
3 British Telecommunications PLC	8.875%	12/15/2030	11,635	15,636
CenturyTel Enterprises	6.875%	1/15/2028	925	945
3 CenturyTel, Inc.	7.875%	8/15/2012	2,600	2,871
Cingular Wireless	5.625%	12/15/2006	5,000	5,032
Cingular Wireless	7.125%	12/15/2031	2,445	2,809
Clear Channel Communications, Inc.	4.625%	1/15/2008	3,150	3,104
Clear Channel Communications, Inc.	7.650%	9/15/2010	3,595	3,855
Clear Channel Communications, Inc.	5.000%	3/15/2012	9,175	8,722
Clear Channel Communications, Inc.	5.750%	1/15/2013	3,150	3,084
Clear Channel Communications, Inc.	5.500%	9/15/2014	2,950	2,820
Clear Channel Communications, Inc.	7.250%	10/15/2027	1,300	1,345
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	4,790	5,545
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,361	10,952
Comcast Cable Communications, Inc.	8.375%	5/1/2007	3,000	3,131
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,400	1,471
Comcast Cable Communications, Inc.	6.750%	1/30/2011	3,915	4,146
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,175	2,668
Comcast Corp.	5.850%	1/15/2010	700	714
Comcast Corp.	5.500%	3/15/2011	1,925	1,936
Comcast Corp.	5.300%	1/15/2014	2,250	2,206
Comcast Corp.	6.500%	1/15/2015	5,640	5,962
Comcast Corp.	5.850%	11/15/2015	200	202
Comcast Corp.	4.950%	6/15/2016	3,000	2,826
Comcast Corp.	7.050%	3/15/2033	1,690	1,831
Comcast Corp.	5.650%	6/15/2035	3,125	2,878
Comcast Corp.	6.500%	11/15/2035	4,600	4,699
Cox Communications, Inc.	3.875%	10/1/2008	1,050	1,010
Cox Communications, Inc.	7.750%	11/1/2010	15,950	17,289
Cox Communications, Inc.	7.125%	10/1/2012	6,000	6,416
Cox Communications, Inc.	5.450%	12/15/2014	11,125	10,846
Cox Communications, Inc.	5.500%	10/1/2015	725	708
Deutsche Telekom International Finance	3.875%	7/22/2008	3,950	3,857
3 Deutsche Telekom International Finance	8.000%	6/15/2010	16,885	18,838
Deutsche Telekom International Finance	5.250%	7/22/2013	875	869
3 Deutsche Telekom International Finance	8.250%	6/15/2030	20,480	26,480
3 France Telecom	7.750%	3/1/2011	2,600	2,914
3 France Telecom	8.500%	3/1/2031	20,150	27,169
Gannett Co., Inc.	6.375%	4/1/2012	6,300	6,522
Grupo Televisa SA	6.625%	3/18/2025	4,400	4,538
Grupo Televisa SA	8.500%	3/11/2032	750	888
GTE Corp.	8.750%	11/1/2021	3,760	4,744
GTE Corp.	6.940%	4/15/2028	4,620	4,977
Knight Ridder, Inc.	5.750%	9/1/2017	75	64
Koninklijke KPN NV	8.000%	10/1/2010	4,365	4,799
Koninklijke KPN NV	8.375%	10/1/2030	4,165	5,037
New England Telephone & Telegraph Co.	7.875%	11/15/2029	2,125	2,363
News America Holdings, Inc.	9.250%	2/1/2013	5,691	6,930
News America Holdings, Inc.	8.000%	10/17/2016	8,450	9,951
News America Holdings, Inc.	7.700%	10/30/2025	900	1,017
News America Holdings, Inc.	8.150%	10/17/2036	2,625	3,166
News America Holdings, Inc.	7.750%	12/1/2045	1,775	2,028
News America Inc.	5.300%	12/15/2014	2,750	2,736
News America Inc.	7.250%	5/18/2018	150	169
News America Inc.	6.550%	3/15/2033	275	282
News America Inc.	6.200%	12/15/2034	3,800	3,770
4 News America Inc.	6.400%	12/15/2035	6,135	6,210
Nextel Communications	6.875%	10/31/2013	7,100	7,396
Nextel Communications	5.950%	3/15/2014	5,730	5,769
Nextel Communications	7.375%	8/1/2015	9,695	10,226
Pacific Bell	7.125%	3/15/2026	1,700	1,882
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	2,200	2,085
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	2,825	2,754
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,275	2,129
Reed Elsevier Capital	4.625%	6/15/2012	1,375	1,329
SBC Communications, Inc.	4.125%	9/15/2009	8,725	8,424
SBC Communications, Inc.	5.300%	11/15/2010	3,075	3,084
SBC Communications, Inc.	6.250%	3/15/2011	10,215	10,683
SBC Communications, Inc.	5.875%	2/1/2012	2,680	2,760
SBC Communications, Inc.	5.875%	8/15/2012	8,920	9,206
SBC Communications, Inc.	5.100%	9/15/2014	12,075	11,823
SBC Communications, Inc.	5.625%	6/15/2016	3,000	3,014
SBC Communications, Inc.	6.450%	6/15/2034	4,100	4,271
SBC Communications, Inc.	6.150%	9/15/2034	3,450	3,455
Sprint Capital Corp.	6.000%	1/15/2007	14,965	15,127
Sprint Capital Corp.	6.125%	11/15/2008	14,925	15,343
Sprint Capital Corp.	7.625%	1/30/2011	1,575	1,739
Sprint Capital Corp.	8.375%	3/15/2012	2,140	2,484
Sprint Capital Corp.	6.900%	5/1/2019	400	439
Sprint Capital Corp.	6.875%	11/15/2028	6,600	7,235
Sprint Capital Corp.	8.750%	3/15/2032	17,325	22,901
TCI Communications, Inc.	8.750%	8/1/2015	16,995	20,535
TCI Communications, Inc.	7.875%	2/15/2026	425	493
Telecom Italia Capital	4.000%	11/15/2008	5,140	4,989
Telecom Italia Capital	4.000%	1/15/2010	8,110	7,738
Telecom Italia Capital	4.875%	10/1/2010	3,400	3,343
Telecom Italia Capital	5.250%	11/15/2013	9,685	9,505
Telecom Italia Capital	4.950%	9/30/2014	5,775	5,536
Telecom Italia Capital	5.250%	10/1/2015	7,600	7,372
Telecom Italia Capital	6.375%	11/15/2033	7,450	7,543
Telecom Italia Capital	6.000%	9/30/2034	4,600	4,438
Tele-Communications, Inc.	7.875%	8/1/2013	14,425	16,291
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	4,250	4,409
Telefonica Europe BV	7.750%	9/15/2010	13,025	14,272
Telefonica Europe BV	8.250%	9/15/2030	5,450	6,765
Telefonos de Mexico SA	4.750%	1/27/2010	2,775	2,726
Telefonos de Mexico SA	5.500%	1/27/2015	7,300	7,181
Telus Corp.	7.500%	6/1/2007	8,075	8,349
Telus Corp.	8.000%	6/1/2011	9,650	10,841
Thomson Corp.	5.750%	2/1/2008	8,275	8,412
Thomson Corp.	5.500%	8/15/2035	3,150	3,087
Time Warner Entertainment	7.250%	9/1/2008	1,225	1,283
Time Warner Entertainment	10.150%	5/1/2012	1,400	1,698
Time Warner Entertainment	8.375%	3/15/2023	2,415	2,778
Time Warner Entertainment	8.375%	7/15/2033	4,360	5,143
Univision Communications, Inc.	7.850%	7/15/2011	5,050	5,530
US Cellular	6.700%	12/15/2033	3,800	3,767
USA Interactive	7.000%	1/15/2013	4,050	4,187
Verizon Global Funding Corp.	6.125%	6/15/2007	400	406
Verizon Global Funding Corp.	6.875%	6/15/2012	16,575	17,990
Verizon Global Funding Corp.	7.375%	9/1/2012	10,725	11,969
Verizon Global Funding Corp.	4.375%	6/1/2013	560	529
Verizon Global Funding Corp.	7.750%	12/1/2030	2,890	3,438
Verizon Global Funding Corp.	5.850%	9/15/2035	8,425	8,150
Verizon Maryland, Inc.	5.125%	6/15/2033	450	379
Verizon New England, Inc.	6.500%	9/15/2011	2,670	2,741
Verizon New Jersey, Inc.	5.875%	1/17/2012	11,440	11,545
Verizon New York, Inc.	6.875%	4/1/2012	2,850	2,971
Verizon New York, Inc.	7.375%	4/1/2032	2,625	2,762
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,125	11,091
Vodafone AirTouch PLC	7.750%	2/15/2010	2,075	2,276
Vodafone AirTouch PLC	7.875%	2/15/2030	4,900	6,071
Vodafone Group PLC	3.950%	1/30/2008	8,350	8,209
Vodafone Group PLC	5.000%	12/16/2013	5,525	5,449
Vodafone Group PLC	5.375%	1/30/2015	3,775	3,783
Vodafone Group PLC	5.000%	9/15/2015	9,125	8,889
Vodafone Group PLC	6.250%	11/30/2032	1,800	1,880
WPP Finance USA Corp.	5.875%	6/15/2014	4,075	4,097
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/2014	1,925	1,936
Cendant Corp.	6.250%	1/15/2008	6,725	6,859
Cendant Corp.	7.375%	1/15/2013	6,275	6,987
Cendant Corp.	7.125%	3/15/2015	250	280
Centex Corp.	4.750%	1/15/2008	340	337
Centex Corp.	7.875%	2/1/2011	40	44
Centex Corp.	5.450%	8/15/2012	9,100	8,935
Centex Corp.	5.125%	10/1/2013	3,690	3,527
Centex Corp.	5.250%	6/15/2015	6,725	6,378
Chrysler Corp.	7.450%	3/1/2027	4,300	4,657
Costco Wholesale Corp.	5.500%	3/15/2007	8,100	8,158
CVS Corp.	4.000%	9/15/2009	3,550	3,424
CVS Corp.	4.875%	9/15/2014	2,750	2,665
D.R. Horton, Inc.	4.875%	1/15/2010	2,775	2,695
D.R. Horton, Inc.	5.375%	6/15/2012	500	483
D.R. Horton, Inc.	5.250%	2/15/2015	5,500	5,156
D.R. Horton, Inc.	5.625%	1/15/2016	250	237
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	21,025	20,832
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	13,300	12,946
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	79
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,700	1,658
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	7,435	8,110
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	14,345	15,507
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	7,830	9,487
Federated Department Stores, Inc.	6.625%	4/1/2011	1,800	1,909
Federated Department Stores, Inc.	6.790%	7/15/2027	2,805	2,959
Federated Department Stores, Inc.	7.000%	2/15/2028	25	27
Federated Department Stores, Inc.	6.900%	4/1/2029	2,175	2,353
Ford Motor Credit Co.	4.950%	1/15/2008	875	783
Ford Motor Credit Co.	5.700%	1/15/2010	3,675	3,121
Harrah's Operating Co., Inc.	7.125%	6/1/2007	8,675	8,904
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,135	2,259
Harrah's Operating Co., Inc.	8.000%	2/1/2011	296	326
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,275	2,219
Harrah's Operating Co., Inc.	5.625%	6/1/2015	7,350	7,174
Harrah's Operating Co., Inc.	5.750%	10/1/2017	8,575	8,330
Hilton Hotels Corp.	7.625%	12/1/2012	2,275	2,456
Home Depot Inc.	3.750%	9/15/2009	9,450	9,120
Home Depot Inc.	4.625%	8/15/2010	7,375	7,331
Kohl's Corp.	6.000%	1/15/2033	5,325	5,263
4 Lennar Corp.	5.125%	10/1/2010	1,050	1,028
Lennar Corp.	5.950%	3/1/2013	610	612
Lennar Corp.	5.600%	5/31/2015	8,375	8,105
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,132
Lowe's Cos., Inc.	5.000%	10/15/2015	3,700	3,707
Lowe's Cos., Inc.	6.875%	2/15/2028	60	70
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	5,328
Lowe's Cos., Inc.	5.500%	10/15/2035	200	202
Marriott International	4.625%	6/15/2012	3,925	3,766
May Department Stores Co.	3.950%	7/15/2007	925	910
May Department Stores Co.	5.750%	7/15/2014	2,825	2,883
2 May Department Stores Co.	9.750%	2/15/2021	742	906
May Department Stores Co.	6.650%	7/15/2024	2,600	2,731
May Department Stores Co.	6.700%	7/15/2034	1,800	1,923
McDonald's Corp.	6.000%	4/15/2011	3,585	3,761
Nordstrom, Inc.	6.950%	3/15/2028	1,325	1,475
Pulte Homes, Inc.	4.875%	7/15/2009	2,375	2,324
Pulte Homes, Inc.	6.250%	2/15/2013	450	458
Pulte Homes, Inc.	5.250%	1/15/2014	2,650	2,529
Pulte Homes, Inc.	5.200%	2/15/2015	1,000	940
Pulte Homes, Inc.	7.875%	6/15/2032	7,200	8,002
Pulte Homes, Inc.	6.000%	2/15/2035	1,350	1,202
Target Corp.	3.375%	3/1/2008	13,650	13,262
Target Corp.	5.375%	6/15/2009	4,000	4,066
Target Corp.	7.500%	8/15/2010	1,700	1,880
Target Corp.	6.350%	1/15/2011	195	207
Target Corp.	5.875%	3/1/2012	595	626
Target Corp.	7.000%	7/15/2031	4,210	5,131
Target Corp.	6.350%	11/1/2032	7,600	8,606
The Walt Disney Co.	5.500%	12/29/2006	3,375	3,394
The Walt Disney Co.	5.375%	6/1/2007	18,246	18,348
The Walt Disney Co.	6.375%	3/1/2012	2,100	2,225
Time Warner, Inc.	6.150%	5/1/2007	17,350	17,567
Time Warner, Inc.	8.180%	8/15/2007	2,350	2,451
Time Warner, Inc.	6.750%	4/15/2011	1,575	1,654
Time Warner, Inc.	6.875%	5/1/2012	4,575	4,876
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,760
Time Warner, Inc.	9.150%	2/1/2023	11,825	14,580
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,639
Time Warner, Inc.	6.625%	5/15/2029	5,725	5,735
Time Warner, Inc.	7.625%	4/15/2031	6,700	7,433
Time Warner, Inc.	7.700%	5/1/2032	5,320	5,974
4 Toll Brothers, Inc.	5.150%	5/15/2015	3,900	3,611
Toyota Motor Credit Corp.	2.875%	8/1/2008	560	534
Toyota Motor Credit Corp.	4.250%	3/15/2010	21,350	20,900
Viacom Inc.	7.700%	7/30/2010	5,475	5,926
Viacom Inc.	6.625%	5/15/2011	6,925	7,210
Viacom Inc.	5.625%	8/15/2012	5,650	5,604
Viacom Inc.	4.625%	5/15/2018	500	433
Viacom Inc.	5.500%	5/15/2033	2,675	2,326
Wal-Mart Stores, Inc.	3.375%	10/1/2008	13,725	13,239
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,395	14,257
Wal-Mart Stores, Inc.	4.000%	1/15/2010	11,675	11,299
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,600	1,550
Wal-Mart Stores, Inc.	4.750%	8/15/2010	6,650	6,606
Wal-Mart Stores, Inc.	4.125%	2/15/2011	2,425	2,339
Wal-Mart Stores, Inc.	4.550%	5/1/2013	2,325	2,271
Wal-Mart Stores, Inc.	4.500%	7/1/2015	2,625	2,528
Wal-Mart Stores, Inc.	7.550%	2/15/2030	16,095	20,526
Yum! Brands, Inc.	8.875%	4/15/2011	6,700	7,683
Yum! Brands, Inc.	7.700%	7/1/2012	1,425	1,578
Consumer Noncyclical (1.9%)
Abbott Laboratories	3.500%	2/17/2009	1,500	1,444
Abbott Laboratories	3.750%	3/15/2011	750	712
Abbott Laboratories	4.350%	3/15/2014	250	241
Albertson's, Inc.	7.500%	2/15/2011	8,010	8,241
Albertson's, Inc.	7.450%	8/1/2029	1,350	1,253
Albertson's, Inc.	8.000%	5/1/2031	1,575	1,551
Altria Group, Inc.	5.625%	11/4/2008	5,375	5,454
Altria Group, Inc.	7.000%	11/4/2013	125	137
4 AmerisourceBergen Corp.	5.875%	9/15/2015	6,975	7,010
Amgen Inc.	4.000%	11/18/2009	7,375	7,151
Amgen Inc.	4.850%	11/18/2014	4,850	4,787
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,567
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,675	3,546
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,350	3,508
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	1,750	2,075
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,950	4,593
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,775
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,450	2,865
Archer-Daniels-Midland Co.	5.375%	9/15/2035	4,125	3,952
AstraZeneca PLC	5.400%	6/1/2014	3,750	3,854
4 Baxter International, Inc.	4.750%	10/15/2010	6,875	6,762
Boston Scientific	5.450%	6/15/2014	6,675	6,620
Boston Scientific	6.250%	11/15/2035	5,325	5,656
Bottling Group LLC	4.625%	11/15/2012	16,785	16,419
Bristol-Myers Squibb Co.	4.000%	8/15/2008	5,425	5,308
Bristol-Myers Squibb Co.	5.750%	10/1/2011	18,100	18,693
Bristol-Myers Squibb Co.	7.150%	6/15/2023	350	416
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,125	1,259
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	3,350	3,274
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,500	2,478
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	3,800	3,679
C.R. Bard, Inc.	6.700%	12/1/2026	6,475	7,434
Campbell Soup Co.	5.500%	3/15/2007	1,125	1,133
Campbell Soup Co.	6.750%	2/15/2011	3,800	4,079
Cardinal Health, Inc.	4.000%	6/15/2015	650	584
Cardinal Health, Inc.	5.850%	12/15/2017	2,150	2,175
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	2,555	3,146
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,375	3,957
CIGNA Corp.	7.875%	5/15/2027	2,950	3,575
Clorox Co.	4.200%	1/15/2010	10,850	10,517
Clorox Co.	5.000%	1/15/2015	3,075	3,026
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,925	1,969
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	332
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	3,825	5,025
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,964
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	700	814
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	820	949
Coca-Cola HBC Finance	5.125%	9/17/2013	670	669
ConAgra Foods, Inc.	7.875%	9/15/2010	11,225	12,323
ConAgra Foods, Inc.	6.750%	9/15/2011	625	661
ConAgra Foods, Inc.	9.750%	3/1/2021	750	970
ConAgra Foods, Inc.	7.125%	10/1/2026	1,275	1,401
ConAgra Foods, Inc.	8.250%	9/15/2030	1,670	2,063
Coors Brewing Co.	6.375%	5/15/2012	900	956
Diageo Capital PLC	3.500%	11/19/2007	7,550	7,361
Diageo Capital PLC	3.375%	3/20/2008	14,150	13,696
Diageo Capital PLC	7.250%	11/1/2009	450	486
Diageo Capital PLC	4.375%	5/3/2010	250	244
Eli Lilly & Co.	6.000%	3/15/2012	2,475	2,618
Genentech Inc.	4.400%	7/15/2010	3,025	2,973
Genentech Inc.	4.750%	7/15/2015	1,475	1,438
Genentech Inc.	5.250%	7/15/2035	3,550	3,427
General Mills, Inc.	5.125%	2/15/2007	11,200	11,221
General Mills, Inc.	6.000%	2/15/2012	1,764	1,843
Gillette Co.	3.800%	9/15/2009	1,400	1,352
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	7,650	7,434
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	2,675	2,564
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,850	3,893
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	500	593
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	500	636
3 H.J. Heinz Co.	6.625%	7/15/2011	3,000	3,173
3 H.J. Heinz Co.	6.750%	3/15/2032	3,775	4,147
Hospira, Inc.	4.950%	6/15/2009	3,075	3,061
Hospira, Inc.	5.900%	6/15/2014	1,925	1,990
Imperial Tobacco	7.125%	4/1/2009	1,000	1,055
Johnson & Johnson	3.800%	5/15/2013	3,940	3,728
Johnson & Johnson	6.950%	9/1/2029	450	563
Johnson & Johnson	4.950%	5/15/2033	3,200	3,135
Kellogg Co.	2.875%	6/1/2008	2,500	2,384
Kellogg Co.	6.600%	4/1/2011	8,075	8,632
Kellogg Co.	7.450%	4/1/2031	7,415	9,153
Kimberly-Clark Corp.	7.100%	8/1/2007	1,340	1,386
Kimberly-Clark Corp.	5.625%	2/15/2012	2,575	2,691
Kimberly-Clark Corp.	4.875%	8/15/2015	6,575	6,561
Kimberly-Clark Corp.	6.250%	7/15/2018	175	192
Kraft Foods, Inc.	4.125%	11/12/2009	6,400	6,193
Kraft Foods, Inc.	5.625%	11/1/2011	6,550	6,701
Kraft Foods, Inc.	6.250%	6/1/2012	4,040	4,268
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	11/1/2031	10,650	11,734
Kroger Co.	7.800%	8/15/2007	4,350	4,516
Kroger Co.	7.250%	6/1/2009	4,225	4,437
Kroger Co.	6.800%	4/1/2011	1,175	1,232
Kroger Co.	6.750%	4/15/2012	25	26
Kroger Co.	5.500%	2/1/2013	1,725	1,695
Kroger Co.	4.950%	1/15/2015	3,675	3,450
Kroger Co.	7.700%	6/1/2029	10,175	11,396
Kroger Co.	8.000%	9/15/2029	1,250	1,445
Kroger Co.	7.500%	4/1/2031	1,020	1,129
Laboratory Corp. of America	5.500%	2/1/2013	340	340
Laboratory Corp. of America	5.625%	12/15/2015	3,225	3,230
McKesson Corp.	7.750%	2/1/2012	375	424
4 Medtronic Inc.	4.375%	9/15/2010	2,775	2,718
4 Medtronic Inc.	4.750%	9/15/2015	5,700	5,551
Merck & Co.	4.375%	2/15/2013	2,850	2,700
Merck & Co.	4.750%	3/1/2015	2,425	2,327
Merck & Co.	6.400%	3/1/2028	1,630	1,749
Merck & Co.	5.950%	12/1/2028	450	458
Molson Coors	4.850%	9/22/2010	2,200	2,165
Newell Rubbermaid, Inc.	6.000%	3/15/2007	900	909
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,225	3,055
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,200	2,636
PepsiAmericas Inc.	5.000%	5/15/2017	4,850	4,738
Pfizer, Inc.	4.500%	2/15/2014	12,300	12,027
3 Pharmacia Corp.	6.600%	12/1/2028	1,500	1,742
Philip Morris Cos., Inc.	7.650%	7/1/2008	3,325	3,527
Philip Morris Cos., Inc.	7.750%	1/15/2027	3,970	4,688
Procter & Gamble Co.	4.750%	6/15/2007	800	800
Procter & Gamble Co.	6.875%	9/15/2009	9,150	9,769
Procter & Gamble Co.	4.950%	8/15/2014	2,225	2,231
Procter & Gamble Co.	5.800%	8/15/2034	3,375	3,592
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	15,525	20,165
4 Quest Diagnostic, Inc.	5.450%	11/1/2015	7,950	7,996
Safeway, Inc.	4.950%	8/16/2010	3,775	3,661
Safeway, Inc.	6.500%	3/1/2011	4,575	4,722
Safeway, Inc.	5.800%	8/15/2012	775	774
Safeway, Inc.	7.250%	2/1/2031	1,950	2,112
Sara Lee Corp.	2.750%	6/15/2008	9,150	8,644
Sara Lee Corp.	6.250%	9/15/2011	350	358
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,220
Sara Lee Corp.	6.125%	11/1/2032	2,100	1,986
3 Schering-Plough Corp.	5.550%	12/1/2013	5,225	5,327
3 Schering-Plough Corp.	6.750%	12/1/2033	4,675	5,286
Sysco Corp.	5.375%	9/21/2035	4,975	4,885
Tyson Foods, Inc.	8.250%	10/1/2011	4,250	4,773
Unilever Capital Corp.	7.125%	11/1/2010	11,700	12,763
Unilever Capital Corp.	5.900%	11/15/2032	3,400	3,570
UnitedHealth Group, Inc.	5.200%	1/17/2007	3,750	3,763
UnitedHealth Group, Inc.	3.375%	8/15/2007	3,950	3,859
UnitedHealth Group, Inc.	4.125%	8/15/2009	7,325	7,120
UnitedHealth Group, Inc.	4.875%	4/1/2013	1,000	992
UnitedHealth Group, Inc.	5.000%	8/15/2014	3,350	3,328
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,500	2,458
WellPoint Inc.	3.750%	12/14/2007	2,325	2,272
WellPoint Inc.	4.250%	12/15/2009	1,750	1,694
WellPoint Inc.	6.375%	1/15/2012	3,815	4,060
WellPoint Inc.	5.000%	12/15/2014	5,025	4,925
WellPoint Inc.	5.950%	12/15/2034	3,550	3,686
WellPoint, Inc.	6.800%	8/1/2012	360	393
Wrigley Co.	4.300%	7/15/2010	6,075	5,960
Wrigley Co.	4.650%	7/15/2015	5,550	5,428
3 Wyeth	4.375%	3/1/2008	8,745	8,642
3 Wyeth	6.950%	3/15/2011	1,500	1,617
3 Wyeth	5.500%	3/15/2013	11,200	11,356
Wyeth	5.500%	2/1/2014	7,425	7,529
Wyeth	6.450%	2/1/2024	1,850	1,997
Wyeth	6.500%	2/1/2034	3,375	3,701
4 Wyeth	6.000%	2/15/2036	6,025	6,180
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	975	1,201
Amerada Hess Corp.	6.650%	8/15/2011	4,425	4,764
Amerada Hess Corp.	7.875%	10/1/2029	6,425	7,800
Anadarko Finance Co.	6.750%	5/1/2011	3,550	3,832
Anadarko Finance Co.	7.500%	5/1/2031	8,450	10,345
Anadarko Petroleum Corp.	3.250%	5/1/2008	2,000	1,932
Apache Corp.	6.250%	4/15/2012	1,200	1,300
Apache Finance Canada	7.750%	12/15/2029	1,350	1,783
Atlantic Richfield Co.	5.900%	4/15/2009	3,784	3,918
Baker Hughes, Inc.	6.250%	1/15/2009	500	520
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,190
BP Capital Markets PLC	2.750%	12/29/2006	1,125	1,103
BP Capital Markets PLC	2.625%	3/15/2007	2,100	2,048
Burlington Resources, Inc.	6.680%	2/15/2011	3,800	4,095
Burlington Resources, Inc.	7.200%	8/15/2031	850	1,052
Burlington Resources, Inc.	7.400%	12/1/2031	7,050	8,959
Canadian Natural Resources	7.200%	1/15/2032	700	819
Canadian Natural Resources	5.850%	2/1/2035	2,375	2,405
ChevronTexaco Capital Co.	3.500%	9/17/2007	5,700	5,586
ChevronTexaco Capital Co.	3.375%	2/15/2008	4,075	3,959
Conoco Funding Co.	6.350%	10/15/2011	5,885	6,278
Conoco Funding Co.	7.250%	10/15/2031	350	434
Devon Financing Corp.	6.875%	9/30/2011	1,560	1,702
Devon Financing Corp.	7.875%	9/30/2031	11,375	14,493
Diamond Offshore Drilling	4.875%	7/1/2015	775	754
Encana Corp.	4.600%	8/15/2009	1,225	1,211
Encana Corp.	6.500%	8/15/2034	1,850	2,075
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,625	2,728
Halliburton Co.	5.500%	10/15/2010	4,100	4,196
Husky Energy Inc.	6.250%	6/15/2012	2,000	2,102
Husky Energy Inc.	6.150%	6/15/2019	1,000	1,037
Lasmo Inc.	7.300%	11/15/2027	400	502
Marathon Oil Corp.	5.375%	6/1/2007	7,925	7,974
Marathon Oil Corp.	6.125%	3/15/2012	1,995	2,113
Marathon Oil Corp.	6.800%	3/15/2032	575	664
Nexen, Inc.	5.050%	11/20/2013	3,700	3,656
Nexen, Inc.	7.875%	3/15/2032	1,300	1,622
Nexen, Inc.	5.875%	3/10/2035	400	398
Norsk Hydro	6.360%	1/15/2009	2,725	2,837
Norsk Hydro	7.250%	9/23/2027	4,525	5,608
Norsk Hydro	7.150%	1/15/2029	3,475	4,288
Occidental Petroleum	6.750%	1/15/2012	2,975	3,278
Occidental Petroleum	7.200%	4/1/2028	5,200	6,404
Ocean Energy, Inc.	4.375%	10/1/2007	2,000	1,979
PanCanadian Energy Corp.	7.200%	11/1/2031	7,050	8,559
Petro-Canada	4.000%	7/15/2013	1,675	1,553
Petro-Canada	7.875%	6/15/2026	1,950	2,434
Petro-Canada	7.000%	11/15/2028	1,375	1,566
Petro-Canada	5.350%	7/15/2033	5,975	5,616
Petro-Canada	5.950%	5/15/2035	5,625	5,752
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,625	2,569
2 4 PF Export Receivables Master Trust	6.600%	12/1/2011	15,233	15,404
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,436
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	2,075
Suncor Energy, Inc.	5.950%	12/1/2034	150	160
Sunoco, Inc.	4.875%	10/15/2014	1,700	1,666
Talisman Energy, Inc.	5.125%	5/15/2015	1,400	1,384
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,253
Texaco Capital, Inc.	5.500%	1/15/2009	2,795	2,844
Tosco Corp.	7.800%	1/1/2027	1,650	2,129
Tosco Corp.	8.125%	2/15/2030	21,375	28,787
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	2,150	2,706
Union Oil Co. of California	5.050%	10/1/2012	1,750	1,777
Valero Energy Corp.	6.875%	4/15/2012	5,450	5,941
Valero Energy Corp.	4.750%	6/15/2013	340	329
Valero Energy Corp.	7.500%	4/15/2032	790	955
XTO Energy, Inc.	6.250%	4/15/2013	4,800	5,104
XTO Energy, Inc.	5.000%	1/31/2015	1,725	1,680
XTO Energy, Inc.	5.300%	6/30/2015	4,800	4,781
Technology (0.4%)
Affiliated Computer Services	4.700%	6/1/2010	1,100	1,001
Affiliated Computer Services	5.200%	6/1/2015	1,025	871
3 4 Computer Associates Inc.	5.000%	12/1/2009	5,225	5,089
Computer Sciences Corp.	3.500%	4/15/2008	825	794
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,791
Deluxe Corp.	3.500%	10/1/2007	1,900	1,807
Electronic Data Systems	7.125%	10/15/2009	2,425	2,570
3 Electronic Data Systems	6.500%	8/1/2013	7,475	7,703
Electronic Data Systems	7.450%	10/15/2029	1,500	1,590
Equifax, Inc.	4.950%	11/1/2007	340	339
First Data Corp.	3.375%	8/1/2008	4,000	3,827
First Data Corp.	4.500%	6/15/2010	2,375	2,285
First Data Corp.	5.625%	11/1/2011	2,850	2,864
First Data Corp.	4.850%	10/1/2014	7,225	6,800
First Data Corp.	4.950%	6/15/2015	2,500	2,357
Harris Corp.	5.000%	10/1/2015	4,625	4,488
Hewlett-Packard Co.	5.750%	12/15/2006	5,225	5,266
Hewlett-Packard Co.	3.625%	3/15/2008	12,375	12,071
Hewlett-Packard Co.	6.500%	7/1/2012	560	605
International Business Machines Corp.	6.450%	8/1/2007	2,425	2,486
International Business Machines Corp.	3.800%	2/1/2008	7,325	7,177
International Business Machines Corp.	5.375%	2/1/2009	3,975	4,038
International Business Machines Corp.	4.750%	11/29/2012	585	580
International Business Machines Corp.	7.500%	6/15/2013	3,650	4,220
International Business Machines Corp.	7.000%	10/30/2025	720	850
International Business Machines Corp.	6.220%	8/1/2027	6,550	7,134
International Business Machines Corp.	6.500%	1/15/2028	700	790
International Business Machines Corp.	7.125%	12/1/2096	6,735	8,141
Motorola, Inc.	7.625%	11/15/2010	4,494	5,009
Motorola, Inc.	8.000%	11/1/2011	1,675	1,918
Motorola, Inc.	7.500%	5/15/2025	4,850	5,821
Motorola, Inc.	6.500%	9/1/2025	2,675	2,903
Motorola, Inc.	6.500%	11/15/2028	2,175	2,390
Pitney Bowes Credit Corp.	5.750%	8/15/2008	5,300	5,411
Pitney Bowes, Inc.	4.750%	1/15/2016	10,800	10,438
Science Applications International Corp.	6.250%	7/1/2012	1,275	1,330
Science Applications International Corp.	5.500%	7/1/2033	1,775	1,703
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	4,452	4,541
American Airlines, Inc.	7.024%	10/15/2009	5,575	5,749
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,825	2,922
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,720	4,013
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,400	7,469
Canadian National Railway Co.	4.400%	3/15/2013	1,175	1,122
Canadian National Railway Co.	6.800%	7/15/2018	11,275	12,771
Canadian National Railway Co.	6.250%	8/1/2034	1,525	1,675
Canadian Pacific Rail	6.250%	10/15/2011	11,625	12,377
Canadian Pacific Rail	7.125%	10/15/2031	300	366
CNF, Inc.	6.700%	5/1/2034	3,600	3,789
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,128
2 Continental Airlines, Inc.	6.648%	9/15/2017	8,575	8,489
CSX Corp.	6.750%	3/15/2011	3,300	3,536
CSX Corp.	6.300%	3/15/2012	5,525	5,891
4 ERAC USA Finance Co.	7.350%	6/15/2008	5,125	5,380
FedEx Corp.	2.650%	4/1/2007	3,525	3,434
FedEx Corp.	3.500%	4/1/2009	1,900	1,816
Mass Transit Railway Corp.	7.500%	11/8/2010	425	470
Norfolk Southern Corp.	7.350%	5/15/2007	9	9
Norfolk Southern Corp.	6.200%	4/15/2009	3,200	3,316
Norfolk Southern Corp.	5.257%	9/17/2014	45	45
Norfolk Southern Corp.	7.700%	5/15/2017	6,375	7,600
Norfolk Southern Corp.	9.750%	6/15/2020	1,696	2,410
Norfolk Southern Corp.	5.590%	5/17/2025	634	639
Norfolk Southern Corp.	7.800%	5/15/2027	45	57
Norfolk Southern Corp.	5.640%	5/17/2029	1,155	1,157
Norfolk Southern Corp.	7.250%	2/15/2031	691	844
Norfolk Southern Corp.	7.050%	5/1/2037	6,050	7,237
Norfolk Southern Corp.	7.900%	5/15/2097	2,075	2,734
Southwest Airlines Co.	6.500%	3/1/2012	8,475	8,942
Southwest Airlines Co.	5.250%	10/1/2014	275	268
Southwest Airlines Co.	5.125%	3/1/2017	850	798
Union Pacific Corp.	7.250%	11/1/2008	2,200	2,331
Union Pacific Corp.	3.625%	6/1/2010	2,640	2,482
Union Pacific Corp.	6.650%	1/15/2011	7,250	7,710
Union Pacific Corp.	6.125%	1/15/2012	525	554
Union Pacific Corp.	6.500%	4/15/2012	2,200	2,369
Union Pacific Corp.	7.000%	2/1/2016	1,100	1,244
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,185
Union Pacific Corp.	6.625%	2/1/2029	4,375	4,934
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	500	538
Black & Decker Corp.	4.750%	11/1/2014	3,800	3,576
Cooper Industries, Inc.	5.250%	7/1/2007	505	506
4 Cooper Industries, Inc.	5.250%	11/15/2012	4,650	4,651
Dover Corp.	4.875%	10/15/2015	2,050	2,014
Dover Corp.	5.375%	10/15/2035	650	637
Hughes Supply Inc.	5.500%	10/15/2014	3,350	3,249
Plum Creek Timber Co.	5.875%	11/15/2015	4,525	4,589
Rockwell International Corp.	6.700%	1/15/2028	1,275	1,471

				3,184,745

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	2,550	2,604
AEP Texas Central Co.	6.650%	2/15/2033	2,775	3,039
Alabama Power Co.	3.500%	11/15/2007	3,750	3,661
Alabama Power Co.	5.500%	10/15/2017	11,750	12,012
American Electric Power Co., Inc.	5.375%	3/15/2010	1,250	1,262
American Electric Power Co., Inc.	5.250%	6/1/2015	875	869
Arizona Public Service Co.	6.375%	10/15/2011	800	844
Arizona Public Service Co.	5.800%	6/30/2014	4,225	4,355
Arizona Public Service Co.	4.650%	5/15/2015	4,425	4,201
Arizona Public Service Co.	5.500%	9/1/2035	1,300	1,235
Boston Edison Co.	4.875%	4/15/2014	2,200	2,175
Carolina Power & Light Co.	5.125%	9/15/2013	405	402
CenterPoint Energy Houston	5.700%	3/15/2013	10,550	10,835
CenterPoint Energy Houston	5.750%	1/15/2014	500	516
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,425	3,520
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,375	1,676
Columbus Southern Power	5.850%	10/1/2035	8,300	8,336
Commonwealth Edison Co.	3.700%	2/1/2008	1,150	1,116
Commonwealth Edison Co.	6.150%	3/15/2012	5,600	5,761
Commonwealth Edison Co.	5.875%	2/1/2033	590	594
Consolidated Edison, Inc.	5.625%	7/1/2012	375	391
Consolidated Edison, Inc.	4.875%	2/1/2013	340	337
Consolidated Edison, Inc.	5.375%	12/15/2015	1,600	1,628
Consolidated Edison, Inc.	5.300%	3/1/2035	1,200	1,159
Constellation Energy Group, Inc.	6.125%	9/1/2009	6,800	7,027
Constellation Energy Group, Inc.	7.000%	4/1/2012	1,925	2,103
Constellation Energy Group, Inc.	7.600%	4/1/2032	7,965	9,591
Consumers Energy Co.	4.250%	4/15/2008	4,135	4,050
Consumers Energy Co.	4.800%	2/17/2009	5,900	5,821
Consumers Energy Co.	5.000%	2/15/2012	750	733
Consumers Energy Co.	5.375%	4/15/2013	3,575	3,560
Consumers Energy Co.	5.650%	4/15/2020	1,000	981
Detroit Edison Co.	6.125%	10/1/2010	5,730	5,971
Detroit Edison Co.	5.700%	10/1/2037	1,275	1,250
Dominion Resources, Inc.	4.125%	2/15/2008	450	442
Dominion Resources, Inc.	6.250%	6/30/2012	5,000	5,246
Dominion Resources, Inc.	5.150%	7/15/2015	1,250	1,214
Dominion Resources, Inc.	6.300%	3/15/2033	4,425	4,548
Dominion Resources, Inc.	5.250%	8/1/2033	3,225	3,155
Dominion Resources, Inc.	5.950%	6/15/2035	1,550	1,521
DTE Energy Co.	7.050%	6/1/2011	1,150	1,241
Duke Capital Corp.	6.750%	2/15/2032	2,700	2,970
Duke Energy Corp.	3.750%	3/5/2008	3,350	3,270
Duke Energy Corp.	6.250%	1/15/2012	9,175	9,696
Duke Energy Corp.	6.000%	12/1/2028	500	508
Duke Energy Corp.	6.450%	10/15/2032	3,800	4,096
El Paso Electric Co.	6.000%	5/15/2035	1,875	1,880
Empresa Nacional Electric	8.350%	8/1/2013	775	882
Energy East Corp.	6.750%	6/15/2012	6,050	6,636
Entergy Gulf States, Inc.	3.600%	6/1/2008	3,125	3,005
Exelon Corp.	4.900%	6/15/2015	4,775	4,562
Exelon Corp.	5.625%	6/15/2035	300	283
FirstEnergy Corp.	6.450%	11/15/2011	7,425	7,872
FirstEnergy Corp.	7.375%	11/15/2031	9,025	10,659
Florida Power & Light Co.	5.950%	10/1/2033	50	53
Florida Power & Light Co.	5.625%	4/1/2034	4,450	4,504
Florida Power & Light Co.	4.950%	6/1/2035	4,650	4,255
Florida Power & Light Co.	5.400%	9/1/2035	1,200	1,176
Florida Power Corp.	4.500%	6/1/2010	4,150	4,075
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,884
HQI Transelec Chile SA	7.875%	4/15/2011	3,940	4,364
Jersey Central Power & Light	5.625%	5/1/2016	3,575	3,683
4 Kansas City Power & Light	6.050%	11/15/2035	2,075	2,136
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	6,029
MidAmerican Energy Co.	6.750%	12/30/2031	4,750	5,430
MidAmerican Energy Co.	5.750%	11/1/2035	1,425	1,433
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	4,020	4,139
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,425	1,383
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	894
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	3,925	3,997
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	16,000	17,847
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,085
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	3,175	4,194
NiSource Finance Corp.	7.875%	11/15/2010	6,660	7,398
NiSource Finance Corp.	5.400%	7/15/2014	1,350	1,351
NiSource Finance Corp.	5.250%	9/15/2017	1,975	1,924
NiSource Finance Corp.	5.450%	9/15/2020	1,675	1,627
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,600	2,749
Oncor Electric Delivery Co.	6.375%	1/15/2015	4,025	4,275
Oncor Electric Delivery Co.	7.250%	1/15/2033	4,475	5,260
Pacific Gas & Electric Co.	3.600%	3/1/2009	4,800	4,605
Pacific Gas & Electric Co.	4.200%	3/1/2011	2,375	2,273
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,400	5,260
Pacific Gas & Electric Co.	6.050%	3/1/2034	15,875	16,447
PacifiCorp	6.900%	11/15/2011	7,600	8,301
PacifiCorp	7.700%	11/15/2031	1,500	1,894
PacifiCorp	5.250%	6/15/2035	50	47
Pepco Holdings, Inc.	6.450%	8/15/2012	7,075	7,446
Pepco Holdings, Inc.	7.450%	8/15/2032	1,475	1,723
PPL Energy Supply LLC	6.400%	11/1/2011	5,775	6,091
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	994
Progress Energy, Inc.	6.050%	4/15/2007	1,695	1,715
Progress Energy, Inc.	5.850%	10/30/2008	1,000	1,016
Progress Energy, Inc.	7.100%	3/1/2011	7,190	7,735
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,366
Progress Energy, Inc.	7.750%	3/1/2031	1,800	2,169
Progress Energy, Inc.	7.000%	10/30/2031	2,950	3,277
PSE&G Power LLC	6.950%	6/1/2012	16,250	17,650
PSE&G Power LLC	8.625%	4/15/2031	5,650	7,441
PSI Energy Inc.	6.120%	10/15/2035	1,400	1,431
Public Service Co. of Colorado	4.375%	10/1/2008	9,025	8,900
Public Service Co. of Colorado	7.875%	10/1/2012	8,125	9,460
Public Service Co. of Colorado	5.500%	4/1/2014	65	67
Puget Sound Energy Inc.	5.483%	6/1/2035	950	929
SCANA Corp.	6.250%	2/1/2012	7,275	7,710
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	3,223
South Carolina Electric & Gas Co.	5.300%	5/15/2033	745	736
Southern California Edison Co.	5.000%	1/15/2014	4,200	4,161
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,446
Southern California Edison Co.	5.000%	1/15/2016	3,050	3,009
Southern California Edison Co.	6.000%	1/15/2034	3,025	3,200
Southern California Edison Co.	5.750%	4/1/2035	1,025	1,049
Southern California Edison Co.	5.350%	7/15/2035	3,825	3,704
TXU Energy Co.	7.000%	3/15/2013	1,900	2,022
Union Electric Co.	5.400%	2/1/2016	3,950	3,997
United Utilities PLC	5.375%	2/1/2019	7,500	7,336
Virginia Electric & Power Co.	5.375%	2/1/2007	9,600	9,635
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,175	1,186
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	2,100	2,300
Atmos Energy Corp.	4.000%	10/15/2009	5,175	4,937
Atmos Energy Corp.	4.950%	10/15/2014	2,375	2,286
Boardwalk Pipelines LLC	5.500%	2/1/2017	1,475	1,470
Consolidated Natural Gas	6.250%	11/1/2011	5,225	5,494
Consolidated Natural Gas	5.000%	12/1/2014	5,075	4,918
Duke Energy Field Services	7.875%	8/16/2010	4,825	5,346
Duke Energy Field Services	8.125%	8/16/2030	225	285
Enbridge Energy Partners	4.900%	3/1/2015	3,275	3,224
4 Energy Transfer Partners LP	5.650%	8/1/2012	4,850	4,786
Energy Transfer Partners LP	5.950%	2/1/2015	3,175	3,165
* Enron Corp.	7.625%	9/10/2004	2,000	720
* Enron Corp.	6.625%	11/15/2005	1,375	495
* Enron Corp.	7.125%	5/15/2007	8,646	3,113
* Enron Corp.	6.875%	10/15/2007	8,500	3,060
* Enron Corp.	6.750%	8/1/2009	6,445	2,320
Enterprise Products Operating LP	4.625%	10/15/2009	500	488
Enterprise Products Operating LP	4.950%	6/1/2010	4,850	4,760
Enterprise Products Operating LP	5.600%	10/15/2014	5,950	5,952
Enterprise Products Operating LP	6.875%	3/1/2033	1,600	1,706
Enterprise Products Operating LP	6.650%	10/15/2034	2,150	2,232
* HNG Internorth	9.625%	3/15/2006	4,680	1,685
KeySpan Corp.	7.625%	11/15/2010	1,400	1,553
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	1,950	1,913
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	282
4 Kinder Morgan, Inc.	5.350%	1/5/2011	225	225
Kinder Morgan, Inc.	6.500%	9/1/2012	25,750	27,250
4 Kinder Morgan, Inc.	6.400%	1/5/2036	300	304
KN Energy, Inc.	7.250%	3/1/2028	1,975	2,213
Oneok Inc.	5.200%	6/15/2015	2,900	2,807
Oneok Inc.	6.000%	6/15/2035	2,800	2,747
Panhandle Eastern Pipeline	4.800%	8/15/2008	450	446
San Diego Gas & Electric	5.300%	11/15/2015	3,750	3,780
San Diego Gas & Electric	5.350%	5/15/2035	950	927
Sempra Energy	7.950%	3/1/2010	3,075	3,382
Southern California Gas Co.	5.750%	11/15/2035	3,725	3,812
Southern Union Co.	7.600%	2/1/2024	1,000	1,123
Texas Eastern Transmission	5.250%	7/15/2007	900	903
Texas Gas Transmission	4.600%	6/1/2015	3,875	3,678
Trans-Canada Pipelines	4.000%	6/15/2013	3,725	3,488
Trans-Canada Pipelines	5.600%	3/31/2034	2,925	2,962
* Yosemite Security Trust	8.250%	11/15/2004	31,685	17,981

				604,615

Total Corporate Bonds
(Cost $8,550,881)				8,564,282

Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)

African Development Bank	3.250%	8/1/2008	7,350	7,130
Asian Development Bank	4.875%	2/5/2007	33,075	33,182
Asian Development Bank	5.593%	7/16/2018	2,900	3,103
Bayerische Landesbank	2.875%	10/15/2008	5,100	4,841
Canadian Government	5.250%	11/5/2008	2,175	2,212
Canadian Mortgage & Housing	2.950%	6/2/2008	1,000	962
China Development Bank	4.750%	10/8/2014	4,650	4,538
China Development Bank	5.000%	10/15/2015	1,800	1,767
Corp. Andina de Fomento	5.200%	5/21/2013	950	947
Development Bank of Japan	4.250%	6/9/2015	2,500	2,398
Eksportfinans	4.750%	12/15/2008	12,575	12,602
European Investment Bank	4.625%	3/1/2007	32,225	32,227
European Investment Bank	2.375%	6/15/2007	3,550	3,454
European Investment Bank	3.125%	10/15/2007	9,550	9,344
European Investment Bank	3.875%	8/15/2008	13,850	13,673
European Investment Bank	4.000%	3/3/2010	3,725	3,623
European Investment Bank	4.625%	5/15/2014	42,900	43,051
Export Development Canada	4.000%	8/1/2007	4,900	4,848
Export-Import Bank of Korea	7.100%	3/15/2007	3,225	3,304
Export-Import Bank of Korea	4.500%	8/12/2009	3,900	3,826
Export-Import Bank of Korea	4.625%	3/16/2010	1,950	1,912
Export-Import Bank of Korea	5.125%	3/16/2015	1,375	1,363
Federation of Malaysia	8.750%	6/1/2009	6,800	7,594
Federation of Malaysia	7.500%	7/15/2011	7,225	8,084
Financement Quebec	5.000%	10/25/2012	4,650	4,697
Hellenic Republic	6.950%	3/4/2008	5,825	6,080
Instituto de Credito Oficial	6.000%	5/19/2008	5,250	5,425
Inter-American Development Bank	6.375%	10/22/2007	2,050	2,116
Inter-American Development Bank	5.750%	2/26/2008	11,250	11,522
Inter-American Development Bank	5.375%	11/18/2008	5,800	5,952
Inter-American Development Bank	5.625%	4/16/2009	19,100	19,759
Inter-American Development Bank	8.500%	3/15/2011	2,240	2,601
Inter-American Development Bank	4.375%	9/20/2012	6,000	5,891
Inter-American Development Bank	7.000%	6/15/2025	3,625	4,552
International Bank for Reconstruction & Development	4.125%	6/24/2009	425	420
International Bank for Reconstruction & Development	4.125%	8/12/2009	600	593
International Bank for Reconstruction & Development	7.625%	1/19/2023	4,200	5,606
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,050	1,583
International Bank for Reconstruction & Development	4.750%	2/15/2035	775	774
International Finance Corp.	3.000%	4/15/2008	10,050	9,707
Japan Finance Corp.	4.625%	4/21/2015	5,850	5,734
Korea Development Bank	3.875%	3/2/2009	1,975	1,905
Korea Development Bank	4.750%	7/20/2009	9,375	9,267
Korea Development Bank	4.625%	9/16/2010	2,675	2,618
Korea Development Bank	5.750%	9/10/2013	10,315	10,674
Korea Electric Power	7.750%	4/1/2013	7,775	9,012
Kreditanstalt fur Weideraufbau	4.625%	11/17/2008	25,600	25,597
Kreditanstalt fur Weideraufbau	4.250%	6/15/2010	11,325	11,154
Kreditanstalt fur Weideraufbau	4.125%	10/15/2014	2,775	2,668
Kreditanstalt fur Wiederaufbau	4.750%	1/24/2007	20,600	20,637
Kreditanstalt fur Wiederaufbau	3.250%	7/16/2007	22,950	22,551
Landwirtschaftliche Rentenbank	4.875%	3/12/2007	200	201
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	16,850	16,501
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	4,675	4,525
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	500	493
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	8,050	7,891
L-Bank BW Foerderbank	4.250%	9/15/2010	1,425	1,401
Nordic Investment Bank	3.125%	4/24/2008	5,650	5,467
Oesterreichische Kontrollbank	5.125%	3/20/2007	15,650	15,744
Ontario Hydro Electric	6.100%	1/30/2008	650	668
Ontario Hydro Electric	7.450%	3/31/2013	3,400	3,975
Pemex Project Funding Master Trust	8.500%	2/15/2008	3,900	4,150
3 Pemex Project Funding Master Trust	7.875%	2/1/2009	14,380	15,372
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,845	2,126
3 Pemex Project Funding Master Trust	8.000%	11/15/2011	2,325	2,604
Pemex Project Funding Master Trust	7.375%	12/15/2014	385	426
4 Pemex Project Funding Master Trust	5.750%	12/15/2015	7,350	7,306
3 Pemex Project Funding Master Trust	8.625%	2/1/2022	8,680	10,611
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	3,325	3,328
People's Republic of China	7.300%	12/15/2008	2,325	2,478
People's Republic of China	4.750%	10/29/2013	2,325	2,281
Province of British Columbia	5.375%	10/29/2008	5,900	6,029
Province of British Columbia	4.300%	5/30/2013	2,250	2,213
Province of Manitoba	7.500%	2/22/2010	5,075	5,602
Province of New Brunswick	3.500%	10/23/2007	14,575	14,301
Province of Nova Scotia	5.750%	2/27/2012	1,975	2,069
^ Province of Ontario	3.350%	7/16/2007	6,575	6,444
Province of Ontario	5.500%	10/1/2008	30,125	30,737
Province of Ontario	3.625%	10/21/2009	2,000	1,928
Province of Ontario	5.125%	7/17/2012	7,950	8,154
Province of Ontario	4.500%	2/3/2015	5,275	5,159
Province of Quebec	7.000%	1/30/2007	2,200	2,253
Province of Quebec	5.000%	7/17/2009	24,545	24,742
Province of Quebec	6.125%	1/22/2011	5,185	5,470
Province of Quebec	4.600%	5/26/2015	3,575	3,488
Province of Quebec	7.125%	2/9/2024	1,230	1,527
Province of Quebec	7.500%	9/15/2029	6,205	8,240
Province of Saskatchewan	7.375%	7/15/2013	1,800	2,097
Quebec Hydro Electric	6.300%	5/11/2011	12,450	13,176
Quebec Hydro Electric	8.000%	2/1/2013	5,200	6,166
Quebec Hydro Electric	7.500%	4/1/2016	100	119
Quebec Hydro Electric	8.400%	1/15/2022	950	1,296
Quebec Hydro Electric	8.050%	7/7/2024	2,025	2,747
Quebec Hydro Electric	8.500%	12/1/2029	500	728
Region of Lombardy, Italy	5.804%	10/25/2032	3,275	3,555
Republic of Chile	5.625%	7/23/2007	10,645	10,757
Republic of Chile	7.125%	1/11/2012	3,150	3,490
Republic of Chile	5.500%	1/15/2013	1,065	1,093
Republic of Finland	4.750%	3/6/2007	2,800	2,810
Republic of Hungary	4.750%	2/3/2015	11,250	11,002
Republic of Italy	2.750%	12/15/2006	4,975	4,903
Republic of Italy	3.625%	9/14/2007	23,000	22,615
Republic of Italy	3.750%	12/14/2007	7,350	7,236
Republic of Italy	4.000%	6/16/2008	1,350	1,330
Republic of Italy	3.250%	5/15/2009	6,625	6,344
Republic of Italy	6.000%	2/22/2011	11,675	12,310
Republic of Italy	5.625%	6/15/2012	30,975	32,357
Republic of Italy	4.500%	1/21/2015	14,200	13,756
Republic of Italy	6.875%	9/27/2023	9,250	11,105
Republic of Italy	5.375%	6/15/2033	14,475	14,869
Republic of Korea	8.875%	4/15/2008	11,000	12,050
Republic of Korea	4.250%	6/1/2013	3,625	3,438
Republic of Korea	4.875%	9/22/2014	9,100	8,930
Republic of Korea	5.625%	11/3/2025	2,000	2,035
Republic of Poland	6.250%	7/3/2012	5,775	6,129
Republic of Poland	5.250%	1/15/2014	770	783
Republic of Poland	5.000%	10/19/2015	3,625	3,618
Republic of South Africa	7.375%	4/25/2012	15,275	17,013
Republic of South Africa	6.500%	6/2/2014	1,025	1,110
Republic of South Africa	8.500%	6/23/2017	850	1,066
State of Israel	4.625%	6/15/2013	1,700	1,663
Swedish Export Credit Corp.	2.875%	1/26/2007	4,525	4,451
Swedish Export Credit Corp.	4.125%	10/15/2008	4,150	4,097
Swedish Export Credit Corp.	4.000%	6/15/2010	2,775	2,695
4 Tenaga Nasional	7.500%	1/15/2096	5,000	5,253
United Mexican States	8.625%	3/12/2008	8,050	8,658
United Mexican States	4.625%	10/8/2008	15,600	15,444
United Mexican States	10.375%	2/17/2009	18,000	20,718
United Mexican States	9.875%	2/1/2010	4,030	4,731
United Mexican States	8.375%	1/14/2011	7,142	8,142
United Mexican States	7.500%	1/14/2012	9,650	10,760
United Mexican States	6.375%	1/16/2013	8,865	9,441
United Mexican States	5.875%	1/15/2014	8,075	8,350
United Mexican States	6.625%	3/3/2015	7,325	8,003
United Mexican States	11.375%	9/15/2016	6,000	8,850
United Mexican States	8.125%	12/30/2019	11,025	13,506
United Mexican States	8.300%	8/15/2031	18,780	24,038
United Mexican States	7.500%	4/8/2033	3,375	3,983
United Mexican States	6.750%	9/27/2034	12,800	13,952

Total Sovereign Bonds
(Cost $1,066,696)				1,073,752

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	4,600	4,506
Illinois (Taxable Pension) GO	5.100%	6/1/2033	32,400	31,847
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,725	5,897
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,325	5,551
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	190	182
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,485	3,316
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,375	2,543
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,475	3,754
Oregon School Board Assn	5.528%	6/30/2028	1,475	1,527
Wisconsin Public Service Rev	4.800%	5/1/2013	3,025	3,003
Wisconsin Public Service Rev	5.700%	5/1/2026	3,425	3,630

Total Taxable Municipal Bonds
(Cost $62,003)				65,756

		Shares

Temporary Cash Investments (1.0%)

5 Vanguard Market Liquidity Fund, 4.274%			341,609,890	341,610
5 Vanguard Market Liquidity Fund, 4.274%			6,418,860	6,419

Total Temporary Cash Investments
(Cost $348,029)				348,029

Total Investments (100.2%)
(Cost $33,549,844)				33,572,285

Other Assets and Liabilities—Net (-0.2%)				(75,106)

Net Assets (100%)				33,497,179

*	Non-income-producing security —security in default.
^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $193,987,000, representing 0.6% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Vanguard Short-Term Bond Index Fund
Schedule of Investments
December 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (68.8%)

U.S. Government Securities (43.6%)
U.S. Treasury Bond	13.250%	5/15/2014	35,000	44,576
U.S. Treasury Note	3.375%	2/28/2007	141,725	139,997
U.S. Treasury Note	3.750%	3/31/2007	64,800	64,253
U.S. Treasury Note	3.125%	5/15/2007	140,675	138,236
U.S. Treasury Note	3.500%	5/31/2007	150,100	148,200
U.S. Treasury Note	3.625%	6/30/2007	172,575	170,606
U.S. Treasury Note	3.875%	7/31/2007	19,175	19,022
U.S. Treasury Note	2.750%	8/15/2007	80,900	78,814
U.S. Treasury Note	3.250%	8/15/2007	10,775	10,580
U.S. Treasury Note	6.125%	8/15/2007	50,550	51,885
U.S. Treasury Note	4.000%	8/31/2007	51,175	50,831
U.S. Treasury Note	4.000%	9/30/2007	77,000	76,471
U.S. Treasury Note	4.250%	10/31/2007	90,955	90,699
U.S. Treasury Note	3.375%	2/15/2008	10,250	10,039
U.S. Treasury Note	5.500%	2/15/2008	3,725	3,809
U.S. Treasury Note	3.750%	5/15/2008	6,900	6,802
U.S. Treasury Note	5.625%	5/15/2008	4,925	5,060
U.S. Treasury Note	3.125%	9/15/2008	1,000	968
U.S. Treasury Note	3.125%	10/15/2008	21,600	20,898
U.S. Treasury Note	3.375%	11/15/2008	142,475	138,668
U.S. Treasury Note	3.375%	12/15/2008	39,100	38,031
U.S. Treasury Note	3.250%	1/15/2009	114,375	110,747
U.S. Treasury Note	3.000%	2/15/2009	31,975	30,691
U.S. Treasury Note	2.625%	3/15/2009	13,500	12,800
U.S. Treasury Note	3.125%	4/15/2009	38,550	37,092
U.S. Treasury Note	3.875%	5/15/2009	24,825	24,437
U.S. Treasury Note	4.000%	6/15/2009	13,450	13,288
U.S. Treasury Note	3.625%	7/15/2009	1,425	1,390
U.S. Treasury Note	3.500%	8/15/2009	7,425	7,209
U.S. Treasury Note	6.000%	8/15/2009	52,325	55,146
U.S. Treasury Note	3.375%	10/15/2009	10,625	10,261
U.S. Treasury Note	3.500%	11/15/2009	7,375	7,149
U.S. Treasury Note	3.500%	12/15/2009	13,225	12,814
U.S. Treasury Note	3.625%	1/15/2010	2,750	2,675
U.S. Treasury Note	6.500%	2/15/2010	137,775	148,625
U.S. Treasury Note	4.000%	3/15/2010	77,375	76,275
U.S. Treasury Note	4.000%	4/15/2010	47,150	46,472
U.S. Treasury Note	3.875%	5/15/2010	99,050	97,177
U.S. Treasury Note	3.875%	7/15/2010	1,375	1,348
U.S. Treasury Note	4.125%	8/15/2010	162,250	160,678
U.S. Treasury Note	5.750%	8/15/2010	4,450	4,709
U.S. Treasury Note	4.250%	10/15/2010	2,500	2,487
U.S. Treasury Note	4.500%	11/15/2010	74,400	74,807
U.S. Treasury Note	5.000%	2/15/2011	2,175	2,240
U.S. Treasury Note	5.000%	8/15/2011	49,975	51,584

				2,300,546

Agency Bonds and Notes (25.2%)
1 Federal Farm Credit Bank	3.250%	6/15/2007	7,525	7,374
1 Federal Farm Credit Bank	3.000%	12/17/2007	13,825	13,390
1 Federal Farm Credit Bank	3.375%	7/15/2008	4,475	4,338
1 Federal Farm Credit Bank	4.125%	4/15/2009	2,625	2,579
1 Federal Farm Credit Bank	4.125%	7/17/2009	10,000	9,806
1 Federal Home Loan Bank	4.250%	4/16/2007	137,525	136,751
1 Federal Home Loan Bank	3.875%	9/14/2007	23,000	22,693
1 Federal Home Loan Bank	4.125%	10/19/2007	2,550	2,525
1 Federal Home Loan Bank	3.625%	1/15/2008	15,000	14,693
1 Federal Home Loan Bank	3.375%	2/15/2008	7,500	7,296
1 Federal Home Loan Bank	2.750%	3/14/2008	17,500	16,802
1 Federal Home Loan Bank	4.125%	4/18/2008	50,000	49,390
1 Federal Home Loan Bank	2.625%	7/15/2008	35,000	33,334
1 Federal Home Loan Bank	3.875%	8/22/2008	18,175	17,812
1 Federal Home Loan Bank	5.800%	9/2/2008	6,000	6,166
1 Federal Home Loan Bank	3.625%	11/14/2008	30,000	29,161
1 Federal Home Loan Bank	3.000%	4/15/2009	10,000	9,498
1 Federal Home Loan Bank	3.750%	8/18/2009	30,000	29,052
1 Federal Home Loan Bank	3.875%	1/15/2010	25,000	24,232
1 Federal Home Loan Mortgage Corp.	4.125%	4/2/2007	110,975	110,208
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	10,000	9,894
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	25,500	26,077
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	70,000	68,677
1 Federal Home Loan Mortgage Corp.	3.625%	9/15/2008	25,000	24,332
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	32,500	32,839
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	74,500	76,799
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	30,000	31,899
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	32,000	31,181
1 Federal National Mortgage Assn	4.750%	1/2/2007	4,000	4,004
1 Federal National Mortgage Assn	5.000%	1/15/2007	36,750	36,882
1 Federal National Mortgage Assn	3.625%	3/15/2007	10,000	9,875
1 Federal National Mortgage Assn	7.125%	3/15/2007	25,150	25,851
1 Federal National Mortgage Assn	5.250%	4/15/2007	25,000	25,170
1 Federal National Mortgage Assn	4.250%	7/15/2007	15,000	14,905
1 Federal National Mortgage Assn	3.000%	8/15/2007	15,000	14,607
1 Federal National Mortgage Assn	6.625%	10/15/2007	32,500	33,550
1 Federal National Mortgage Assn	3.250%	1/15/2008	13,000	12,646
1 Federal National Mortgage Assn	5.750%	2/15/2008	36,500	37,261
1 Federal National Mortgage Assn	6.000%	5/15/2008	33,075	34,025
1 Federal National Mortgage Assn	3.875%	7/15/2008	10,000	9,810
1 Federal National Mortgage Assn	5.250%	1/15/2009	48,500	49,235
1 Federal National Mortgage Assn	3.250%	2/15/2009	17,500	16,768
1 Federal National Mortgage Assn	6.375%	6/15/2009	28,500	29,959
1 Federal National Mortgage Assn	6.625%	9/15/2009	28,000	29,772
1 Federal National Mortgage Assn	7.250%	1/15/2010	77,000	84,017
1 Tennessee Valley Auth	5.375%	11/13/2008	11,003	11,206

				1,328,341

Total U.S. Government and Agency Obligations
(Cost $3,677,883)				3,628,887

Corporate Bonds (23.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2 California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008	243	245
2 Countrywide Home Loans	4.062%	5/25/2033	909	893
2 M&I Auto Loan Trust	3.040%	10/20/2008	662	657
2 Salomon Brothers Mortgage Securities VII	4.128%	9/25/2033	5,022	4,923
2 USAA Auto Owner Trust	2.930%	7/16/2007	181	181
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	4,400	4,402

				11,301

Finance (12.6%)
Banking (5.6%)
ABN AMRO Bank NV	7.125%	6/18/2007	4,000	4,128
Associates Corp. of North America	6.250%	11/1/2008	8,000	8,288
Banc One Corp.	7.600%	5/1/2007	2,000	2,070
Bank of America Corp.	5.250%	2/1/2007	2,700	2,715
Bank of America Corp.	3.375%	2/17/2009	4,000	3,831
Bank of America Corp.	7.800%	2/15/2010	2,500	2,767
Bank of America Corp.	4.250%	10/1/2010	1,550	1,503
Bank of America Corp.	4.375%	12/1/2010	4,775	4,650
Bank of New York Co., Inc.	3.750%	2/15/2008	3,250	3,182
Bank of New York Co., Inc.	4.950%	1/14/2011	2,300	2,298
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	5,250	5,890
Bank One Corp.	4.125%	9/1/2007	4,500	4,446
Bank One Corp.	2.625%	6/30/2008	3,600	3,411
Bank One Corp.	6.000%	8/1/2008	1,500	1,541
Bank One Corp.	6.000%	2/17/2009	5,000	5,139
BankAmerica Corp.	6.625%	8/1/2007	4,210	4,325
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,590
BankBoston NA	6.375%	3/25/2008	2,500	2,580
BSCH Issuances Ltd.	7.625%	11/3/2009	5,000	5,464
BSCH Issuances Ltd.	7.625%	9/14/2010	1,650	1,828
Citicorp	6.375%	11/15/2008	4,475	4,655
Citigroup, Inc.	5.000%	3/6/2007	2,500	2,507
Citigroup, Inc.	6.500%	2/15/2008	6,300	6,510
Citigroup, Inc.	3.625%	2/9/2009	6,325	6,112
Citigroup, Inc.	4.250%	7/29/2009	6,245	6,117
Citigroup, Inc.	4.125%	2/22/2010	1,680	1,633
Citigroup, Inc.	4.625%	8/3/2010	2,475	2,447
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	1,225	1,238
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	6,125	6,097
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,500	3,400
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	5,500	5,457
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	1,925	1,911
Depfa Bank	3.625%	10/29/2008	2,000	1,938
Deutsche Bank Financial, Inc.	6.700%	12/13/2006	675	685
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	1,500	1,617
Fifth Third Bank	3.375%	8/15/2008	3,100	2,993
Fifth Third Bank	4.200%	2/23/2010	1,000	976
FirstStar Bank	7.125%	12/1/2009	2,000	2,152
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,700	3,626
Golden West Financial Corp.	4.125%	8/15/2007	3,250	3,213
HSBC Bank USA	3.875%	9/15/2009	2,000	1,934
HSBC Holdings PLC	7.500%	7/15/2009	1,500	1,616
J.P. Morgan, Inc.	6.000%	1/15/2009	1,625	1,672
JPMorgan Chase & Co.	5.350%	3/1/2007	1,642	1,652
JPMorgan Chase & Co.	5.500%	3/26/2007	2,500	2,521
JPMorgan Chase & Co.	5.250%	5/30/2007	1,775	1,786
JPMorgan Chase & Co.	3.700%	1/15/2008	1,000	980
JPMorgan Chase & Co.	4.000%	2/1/2008	1,770	1,741
JPMorgan Chase & Co.	3.625%	5/1/2008	3,000	2,921
JPMorgan Chase & Co.	3.500%	3/15/2009	4,100	3,934
JPMorgan Chase & Co.	3.800%	10/2/2009	6,150	5,925
Key Bank NA	5.000%	7/17/2007	1,000	1,002
KeyCorp	4.700%	5/21/2009	2,000	1,984
Marshall & Ilsley Bank	4.125%	9/4/2007	2,500	2,472
Marshall & Ilsley Bank	4.500%	8/25/2008	500	496
Marshall & Ilsley Corp.	4.375%	8/1/2009	1,350	1,330
Mellon Financial Co.	6.700%	3/1/2008	1,000	1,038
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,053
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,858
National Australia Bank	8.600%	5/19/2010	2,000	2,276
National City Bank	4.150%	8/1/2009	2,550	2,486
National City Bank	4.500%	3/15/2010	600	591
National City Bank of Indiana	4.875%	7/20/2007	2,200	2,201
National City Corp.	3.200%	4/1/2008	500	482
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,323
NationsBank Corp.	6.375%	2/15/2008	3,300	3,401
PNC Funding Corp.	7.500%	11/1/2009	1,875	2,037
Popular North America, Inc.	4.250%	4/1/2008	2,000	1,962
Regions Financial Corp.	4.500%	8/8/2008	3,400	3,365
Republic New York Corp.	7.750%	5/15/2009	2,400	2,613
Royal Bank of Canada	4.125%	1/26/2010	4,200	4,089
Sanwa Bank Ltd.	8.350%	7/15/2009	3,000	3,318
3 Sovereign Bancorp, Inc.	4.800%	9/1/2010	2,600	2,549
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,025	6,666
The Chase Manhattan Corp.	7.125%	2/1/2007	2,150	2,201
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	2,009
Union Planters Bank NA	5.125%	6/15/2007	1,630	1,636
US Bancorp	5.100%	7/15/2007	4,000	4,017
US Bancorp	3.950%	8/23/2007	3,000	2,960
US Bank NA	3.700%	8/1/2007	1,775	1,746
US Bank NA	4.125%	3/17/2008	3,000	2,959
US Bank NA	4.400%	8/15/2008	450	446
Wachovia Bank NA	4.375%	8/15/2008	750	742
Wachovia Corp.	3.500%	8/15/2008	2,000	1,938
Wachovia Corp.	3.625%	2/17/2009	10,175	9,824
Wachovia Corp.	4.375%	6/1/2010	2,625	2,569
Wachovia Corp.	7.800%	8/18/2010	2,000	2,233
Washington Mutual, Inc.	4.000%	1/15/2009	9,000	8,742
Washington Mutual, Inc.	4.200%	1/15/2010	400	387
Washington Mutual, Inc.	8.250%	4/1/2010	1,500	1,669
Wells Fargo & Co.	5.250%	12/1/2007	2,000	2,017
Wells Fargo & Co.	4.125%	3/10/2008	11,550	11,395
Wells Fargo & Co.	3.125%	4/1/2009	2,220	2,106
Wells Fargo & Co.	4.200%	1/15/2010	7,680	7,477
Wells Fargo & Co.	4.625%	8/9/2010	2,100	2,074
World Savings Bank, FSB	4.125%	3/10/2008	1,550	1,528
World Savings Bank, FSB	4.125%	12/15/2009	2,000	1,943
Brokerage (2.1%)
Ameriprise Financial Inc.	5.350%	11/15/2010	2,150	2,162
Bear Stearns Co., Inc.	7.000%	3/1/2007	5,300	5,429
Bear Stearns Co., Inc.	7.800%	8/15/2007	2,375	2,482
Bear Stearns Co., Inc.	4.000%	1/31/2008	1,750	1,721
Bear Stearns Co., Inc.	2.875%	7/2/2008	3,000	2,859
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,093
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,650	1,617
Bear Stearns Co., Inc.	4.500%	10/28/2010	900	881
Goldman Sachs Group, Inc.	4.125%	1/15/2008	1,750	1,726
Goldman Sachs Group, Inc.	3.875%	1/15/2009	5,925	5,747
Goldman Sachs Group, Inc.	6.650%	5/15/2009	5,300	5,567
Goldman Sachs Group, Inc.	7.350%	10/1/2009	1,500	1,617
Goldman Sachs Group, Inc.	4.500%	6/15/2010	4,950	4,843
Lehman Brothers Holdings, Inc.	7.375%	1/15/2007	2,500	2,552
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	2,500	2,457
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	2,500	2,601
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	5,175	5,011
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	2,200	2,115
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	5,200	5,011
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	725	705
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	1,450	1,421
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,227
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	1,050	1,050
Merrill Lynch & Co., Inc.	7.000%	1/15/2007	1,042	1,060
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	6,050	5,908
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	4,525	4,452
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	1,000	975
Merrill Lynch & Co., Inc.	4.831%	10/27/2008	1,000	998
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	2,875	2,811
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	5,500	5,672
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	1,670	1,622
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	972
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,105	2,079
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	1,500	1,468
Morgan Stanley Dean Witter	6.875%	3/1/2007	2,250	2,299
Morgan Stanley Dean Witter	5.800%	4/1/2007	5,125	5,183
Morgan Stanley Dean Witter	3.625%	4/1/2008	5,200	5,061
Morgan Stanley Dean Witter	3.875%	1/15/2009	5,025	4,876
Morgan Stanley Dean Witter	4.250%	5/15/2010	4,875	4,727
Finance Companies (3.7%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,596
American Express Co.	3.750%	11/20/2007	2,250	2,206
American Express Co.	4.750%	6/17/2009	1,525	1,517
American Express Credit Corp.	3.000%	5/16/2008	3,000	2,878
American General Finance Corp.	5.750%	3/15/2007	4,200	4,240
American General Finance Corp.	3.875%	10/1/2009	2,550	2,446
Capital One Bank	4.875%	5/15/2008	1,750	1,743
Capital One Bank	4.250%	12/1/2008	2,500	2,446
Capital One Bank	5.000%	6/15/2009	925	922
Capital One Bank	5.750%	9/15/2010	1,000	1,025
3 4 CIT Group Co. of Canada	4.900%	7/1/2010	2,350	2,291
CIT Group, Inc.	7.375%	4/2/2007	1,000	1,030
CIT Group, Inc.	5.750%	9/25/2007	2,500	2,535
CIT Group, Inc.	3.650%	11/23/2007	2,000	1,954
CIT Group, Inc.	5.500%	11/30/2007	650	657
CIT Group, Inc.	5.000%	11/24/2008	1,775	1,774
CIT Group, Inc.	4.125%	11/3/2009	1,800	1,741
CIT Group, Inc.	4.250%	2/1/2010	2,925	2,832
CIT Group, Inc.	5.200%	11/3/2010	3,700	3,712
Countrywide Home Loan	5.500%	2/1/2007	2,000	2,010
Countrywide Home Loan	2.875%	2/15/2007	2,000	1,955
Countrywide Home Loan	5.625%	5/15/2007	2,150	2,166
Countrywide Home Loan	3.250%	5/21/2008	4,500	4,320
Countrywide Home Loan	6.250%	4/15/2009	3,500	3,612
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,855
General Electric Capital Corp.	2.800%	1/15/2007	2,750	2,695
General Electric Capital Corp.	5.375%	3/15/2007	5,550	5,584
General Electric Capital Corp.	8.750%	5/21/2007	2,500	2,626
General Electric Capital Corp.	5.000%	6/15/2007	5,150	5,161
General Electric Capital Corp.	4.250%	1/15/2008	8,275	8,180
General Electric Capital Corp.	4.125%	3/4/2008	1,375	1,354
General Electric Capital Corp.	3.500%	5/1/2008	13,900	13,490
General Electric Capital Corp.	3.600%	10/15/2008	2,050	1,983
General Electric Capital Corp.	4.125%	9/1/2009	1,450	1,412
General Electric Capital Corp.	7.375%	1/19/2010	10,525	11,440
General Electric Capital Corp.	4.875%	10/21/2010	650	648
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,466
Household Finance Corp.	5.750%	1/30/2007	11,025	11,125
Household Finance Corp.	7.875%	3/1/2007	2,000	2,066
Household Finance Corp.	4.625%	1/15/2008	1,375	1,369
Household Finance Corp.	6.400%	6/17/2008	3,600	3,716
Household Finance Corp.	4.125%	12/15/2008	4,225	4,126
Household Finance Corp.	5.875%	2/1/2009	2,000	2,044
Household Finance Corp.	4.750%	5/15/2009	5,275	5,220
HSBC Finance Corp.	4.125%	3/11/2008	1,150	1,129
HSBC Finance Corp.	4.125%	11/16/2009	2,200	2,126
HSBC Finance Corp.	4.625%	9/15/2010	2,600	2,539
International Lease Finance Corp.	3.125%	5/3/2007	1,050	1,026
International Lease Finance Corp.	5.625%	6/1/2007	1,125	1,135
International Lease Finance Corp.	4.500%	5/1/2008	3,000	2,964
International Lease Finance Corp.	6.375%	3/15/2009	2,500	2,594
International Lease Finance Corp.	3.500%	4/1/2009	2,025	1,928
International Lease Finance Corp.	5.125%	11/1/2010	7,850	7,851
iStar Financial Inc.	4.875%	1/15/2009	1,000	984
MBNA America Bank NA	5.375%	1/15/2008	3,750	3,796
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,233
Residential Capital Corp.	6.125%	11/21/2008	2,125	2,131
Residential Capital Corp.	6.375%	6/30/2010	5,300	5,383
SLM Corp.	5.625%	4/10/2007	5,775	5,829
SLM Corp.	3.625%	3/17/2008	3,000	2,918
SLM Corp.	4.000%	1/15/2009	2,500	2,433
SLM Corp.	4.500%	7/26/2010	1,050	1,026
Insurance (0.7%)
ACE Ltd.	6.000%	4/1/2007	1,900	1,923
Allstate Corp.	5.375%	12/1/2006	4,500	4,521
Allstate Corp.	7.200%	12/1/2009	2,500	2,692
Allstate Life Global Funding	4.500%	5/29/2009	100	99
4 American International Group, Inc.	2.875%	5/15/2008	1,000	955
3 American International Group, Inc.	4.700%	10/1/2010	2,100	2,065
Equitable Cos., Inc.	6.500%	4/1/2008	2,000	2,066
Genworth Financial, Inc.	4.750%	6/15/2009	1,625	1,611
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	1,800	1,794
ING USA Global	4.500%	10/1/2010	300	294
John Hancock Financial Services	5.625%	12/1/2008	350	356
Marsh & McLennan Cos., Inc.	3.625%	2/15/2008	3,000	2,908
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	50
MetLife, Inc.	5.250%	12/1/2006	2,000	2,007
3 Nationwide Life Global Funding	5.350%	2/15/2007	1,000	1,006
Principal Life Inc. Funding	3.200%	4/1/2009	1,500	1,421
Protective Life Secured Trust	3.700%	11/24/2008	1,275	1,234
Protective Life Secured Trust	4.850%	8/16/2010	1,700	1,687
Prudential Financial, Inc.	3.750%	5/1/2008	1,000	975
Safeco Corp.	4.875%	2/1/2010	2,500	2,471
Travelers Property Casualty Corp.	3.750%	3/15/2008	2,525	2,458
Willis Group Holdings Ltd.	5.125%	7/15/2010	900	895
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	3.000%	6/15/2008	2,000	1,906
Brandywine Operating Partnership	4.500%	11/1/2009	1,500	1,449
Brandywine Operating Partnership	5.625%	12/15/2010	550	550
EOP Operating LP	7.750%	11/15/2007	3,300	3,459
EOP Operating LP	6.750%	2/15/2008	1,325	1,367
EOP Operating LP	8.100%	8/1/2010	500	552
EOP Operating LP	4.650%	10/1/2010	2,000	1,939
3 ProLogis	5.250%	11/15/2010	1,625	1,622
Simon Property Group Inc.	6.375%	11/15/2007	3,000	3,069
Simon Property Group Inc.	3.750%	1/30/2009	2,300	2,207
Simon Property Group Inc.	4.875%	8/15/2010	2,000	1,973
Vornado Realty	5.625%	6/15/2007	1,500	1,508
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	275	269
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,884
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	4,300	4,176

				665,490

Industrial (8.9%)
Basic Industry (0.6%)
Alcoa, Inc.	4.250%	8/15/2007	1,650	1,634
Alcoa, Inc.	7.375%	8/1/2010	3,075	3,374
BHP Billiton Finance	5.000%	12/15/2010	1,000	1,001
Chevron Philips Chemical Co.	5.375%	6/15/2007	1,000	1,004
Dow Chemical Co.	5.000%	11/15/2007	1,500	1,502
E.I. du Pont de Nemours & Co.	6.750%	9/1/2007	1,575	1,624
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	5,000	5,326
ICI Wilmington	4.375%	12/1/2008	2,200	2,146
International Paper Co.	4.250%	1/15/2009	1,000	969
International Paper Co.	4.000%	4/1/2010	2,000	1,888
Monsanto Co.	4.000%	5/15/2008	2,000	1,958
Praxair, Inc.	2.750%	6/15/2008	3,000	2,851
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,881
Rohm & Haas Co.	7.400%	7/15/2009	290	312
Weyerhaeuser Co.	6.125%	3/15/2007	423	429
Weyerhaeuser Co.	5.950%	11/1/2008	3,082	3,147
Capital Goods (1.1%)
Boeing Capital Corp.	5.750%	2/15/2007	4,500	4,542
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,500	1,424
Caterpillar Financial Services Corp.	4.500%	9/1/2008	100	99
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,900	2,814
Caterpillar Financial Services Corp.	4.300%	6/1/2010	5,800	5,645
Caterpillar Financial Services Corp.	5.050%	12/1/2010	100	100
Deere & Co.	7.850%	5/15/2010	1,000	1,110
Emerson Electric Co.	7.125%	8/15/2010	500	546
General Dynamics Corp.	3.000%	5/15/2008	2,525	2,420
General Dynamics Corp.	4.500%	8/15/2010	875	861
Hanson PLC	7.875%	9/27/2010	2,000	2,204
Honeywell International, Inc.	7.500%	3/1/2010	3,000	3,292
John Deere Capital Corp.	3.875%	3/7/2007	2,200	2,176
John Deere Capital Corp.	4.500%	8/22/2007	2,000	1,986
John Deere Capital Corp.	4.500%	8/25/2008	5,000	4,957
Raytheon Co.	6.750%	8/15/2007	2,337	2,402
Raytheon Co.	8.300%	3/1/2010	2,000	2,238
Textron Financial Corp.	5.875%	6/1/2007	1,600	1,619
Textron Financial Corp.	4.125%	3/3/2008	1,925	1,890
Textron Financial Corp.	4.600%	5/3/2010	2,300	2,262
Tyco International Group SA	6.125%	11/1/2008	1,100	1,123
Tyco International Group SA	6.125%	1/15/2009	2,500	2,549
United Technologies Corp.	4.375%	5/1/2010	2,125	2,079
United Technologies Corp.	7.125%	11/15/2010	2,000	2,186
USA Waste Services, Inc.	7.125%	10/1/2007	2,000	2,074
Waste Management, Inc.	6.500%	11/15/2008	1,025	1,067
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,105
Waste Management, Inc.	7.375%	8/1/2010	1,375	1,494
Communication (2.1%)
America Movil SA de C.V	4.125%	3/1/2009	1,550	1,505
Ameritech Capital Funding	6.150%	1/15/2008	3,000	3,059
AT&T Corp.	6.000%	3/15/2009	1,800	1,838
BellSouth Corp.	4.200%	9/15/2009	5,050	4,897
British Sky Broadcasting Corp.	8.200%	7/15/2009	2,750	3,006
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,500	1,478
Clear Channel Communications, Inc.	4.250%	5/15/2009	2,000	1,920
Clear Channel Communications, Inc.	7.650%	9/15/2010	1,050	1,126
Comcast Cable Communications, Inc.	8.375%	5/1/2007	150	157
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,000	5,141
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,468
Comcast Corp.	5.500%	3/15/2011	1,050	1,056
Cox Communications, Inc.	3.875%	10/1/2008	1,000	962
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,620
Cox Communications, Inc.	4.625%	1/15/2010	3,225	3,123
Cox Communications, Inc.	7.750%	11/1/2010	1,000	1,084
Deutsche Telekom International Finance	3.875%	7/22/2008	3,075	3,003
4 Deutsche Telekom International Finance	8.000%	6/15/2010	7,000	7,810
Gannett Co., Inc.	5.500%	4/1/2007	1,500	1,507
Gannett Co., Inc.	6.375%	4/1/2012	200	207
Koninklijke KPN NV	8.000%	10/1/2010	3,000	3,298
News America Inc.	6.625%	1/9/2008	1,500	1,548
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	1,350	1,280
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	600	585
SBC Communications, Inc.	7.500%	5/1/2007	2,400	2,480
SBC Communications, Inc.	4.125%	9/15/2009	2,750	2,655
SBC Communications, Inc.	5.300%	11/15/2010	1,550	1,554
Sprint Capital Corp.	6.125%	11/15/2008	6,000	6,168
Sprint Capital Corp.	6.375%	5/1/2009	3,000	3,114
Telecom Italia Capital	4.000%	11/15/2008	1,845	1,791
Telecom Italia Capital	4.000%	1/15/2010	4,855	4,632
Telecom Italia Capital	4.875%	10/1/2010	1,000	983
Telefonica Europe BV	7.750%	9/15/2010	5,000	5,479
Telefonos de Mexico SA	4.500%	11/19/2008	1,600	1,572
Telefonos de Mexico SA	4.750%	1/27/2010	3,150	3,095
Telus Corp.	7.500%	6/1/2007	4,000	4,136
Thomson Corp.	5.750%	2/1/2008	250	254
Time Warner Entertainment	7.250%	9/1/2008	1,500	1,571
Tribune Co.	4.875%	8/15/2010	1,000	970
Verizon Global Funding Corp.	6.125%	6/15/2007	2,500	2,539
Verizon Global Funding Corp.	4.000%	1/15/2008	6,400	6,276
Vodafone AirTouch PLC	7.750%	2/15/2010	6,235	6,838
Vodafone Group PLC	3.950%	1/30/2008	1,000	983
Consumer Cyclical (1.9%)
Cendant Corp.	6.250%	1/15/2008	2,225	2,269
Centex Corp.	4.750%	1/15/2008	1,000	993
Costco Wholesale Corp.	5.500%	3/15/2007	1,250	1,259
CVS Corp.	4.000%	9/15/2009	2,750	2,653
D.R. Horton, Inc.	4.875%	1/15/2010	1,175	1,141
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	5,700	5,648
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	5,000	4,867
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	6,100	6,454
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,950	1,901
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,000	1,094
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,038
Ford Motor Credit Co.	4.950%	1/15/2008	800	715
Ford Motor Credit Co.	5.700%	1/15/2010	1,150	977
Harrah's Operating Co., Inc.	7.125%	6/1/2007	400	411
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,000	2,116
Harrah's Operating Co., Inc.	5.500%	7/1/2010	3,250	3,252
Hilton Hotels Corp.	7.625%	5/15/2008	1,500	1,564
Home Depot Inc.	3.750%	9/15/2009	3,625	3,498
Home Depot Inc.	4.625%	8/15/2010	2,100	2,087
3 Lennar Corp.	5.125%	10/1/2010	1,700	1,664
Lowe's Cos., Inc.	8.250%	6/1/2010	2,000	2,264
May Department Stores Co.	3.950%	7/15/2007	1,500	1,475
May Department Stores Co.	4.800%	7/15/2009	1,500	1,482
Pulte Homes, Inc.	4.875%	7/15/2009	1,450	1,419
Target Corp.	3.375%	3/1/2008	6,000	5,829
Target Corp.	5.400%	10/1/2008	1,500	1,523
Target Corp.	7.500%	8/15/2010	1,000	1,106
The Walt Disney Co.	5.375%	6/1/2007	4,550	4,576
Time Warner, Inc.	6.150%	5/1/2007	2,325	2,354
Time Warner, Inc.	8.180%	8/15/2007	2,000	2,086
Toyota Motor Credit Corp.	2.875%	8/1/2008	2,500	2,385
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,500	2,543
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,050	2,007
Viacom Inc.	5.625%	5/1/2007	1,000	1,005
Viacom Inc.	7.700%	7/30/2010	2,875	3,112
Wal-Mart Stores, Inc.	4.375%	7/12/2007	3,400	3,387
Wal-Mart Stores, Inc.	3.375%	10/1/2008	425	410
Wal-Mart Stores, Inc.	6.875%	8/10/2009	10,100	10,750
Wal-Mart Stores, Inc.	4.000%	1/15/2010	1,400	1,355
Wal-Mart Stores, Inc.	4.125%	7/1/2010	2,100	2,034
Wal-Mart Stores, Inc.	4.750%	8/15/2010	2,200	2,185
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/2009	2,000	1,925
Albertson's, Inc.	6.950%	8/1/2009	500	509
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,015
Amgen Inc.	4.000%	11/18/2009	3,150	3,054
3 Baxter International, Inc.	4.750%	10/15/2010	500	492
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,000	978
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	850	831
Campbell Soup Co.	5.500%	3/15/2007	2,000	2,013
CIGNA Corp.	7.400%	5/15/2007	1,000	1,030
Clorox Co.	4.200%	1/15/2010	2,650	2,569
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,350	1,381
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,478
ConAgra Foods, Inc.	7.875%	9/15/2010	2,500	2,745
Diageo Capital PLC	3.500%	11/19/2007	1,900	1,852
Diageo Capital PLC	3.375%	3/20/2008	4,650	4,501
Diageo Capital PLC	4.375%	5/3/2010	500	488
Genentech Inc.	4.400%	7/15/2010	1,350	1,327
General Mills, Inc.	5.125%	2/15/2007	2,675	2,680
Gillette Co.	4.125%	8/30/2007	1,500	1,482
Gillette Co.	3.800%	9/15/2009	2,000	1,932
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	1,950	1,895
Hospira, Inc.	4.950%	6/15/2009	1,325	1,319
Imperial Tobacco	7.125%	4/1/2009	1,775	1,873
Kellogg Co.	2.875%	6/1/2008	2,000	1,907
Kraft Foods, Inc.	5.250%	6/1/2007	1,000	1,003
Kraft Foods, Inc.	4.000%	10/1/2008	1,000	974
Kraft Foods, Inc.	4.125%	11/12/2009	4,025	3,894
Kroger Co.	7.800%	8/15/2007	450	467
Kroger Co.	7.450%	3/1/2008	2,000	2,081
Kroger Co.	7.250%	6/1/2009	1,500	1,575
Kroger Co.	8.050%	2/1/2010	1,700	1,843
3 Medtronic Inc.	4.375%	9/15/2010	1,625	1,591
Molson Coors	4.850%	9/22/2010	300	295
Newell Rubbermaid, Inc.	4.000%	5/1/2010	1,000	947
Pepsico, Inc.	3.200%	5/15/2007	1,500	1,471
Philip Morris Cos., Inc.	7.650%	7/1/2008	175	186
Procter & Gamble Co.	4.750%	6/15/2007	5,025	5,027
Procter & Gamble Co.	6.875%	9/15/2009	3,000	3,203
3 Quest Diagnostic, Inc.	5.125%	11/1/2010	2,000	1,998
Safeway, Inc.	6.500%	11/15/2008	3,800	3,906
Safeway, Inc.	4.950%	8/16/2010	875	849
Unilever Capital Corp.	7.125%	11/1/2010	4,000	4,363
UnitedHealth Group, Inc.	5.200%	1/17/2007	3,075	3,086
UnitedHealth Group, Inc.	3.375%	8/15/2007	900	879
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,425	1,385
WellPoint Inc.	3.750%	12/14/2007	2,050	2,003
WellPoint Inc.	4.250%	12/15/2009	900	871
Wrigley Co.	4.300%	7/15/2010	2,425	2,379
4 Wyeth	4.375%	3/1/2008	1,500	1,482
Energy (0.6%)
Anadarko Petroleum Corp.	3.250%	5/1/2008	3,000	2,898
BP Canada Finance	3.375%	10/31/2007	2,000	1,951
BP Capital Markets PLC	2.750%	12/29/2006	700	686
BP Capital Markets PLC	2.625%	3/15/2007	3,300	3,219
Burlington Resources, Inc.	5.600%	12/1/2006	1,300	1,308
ChevronTexaco Capital Co.	3.500%	9/17/2007	8,000	7,840
Encana Corp.	4.600%	8/15/2009	1,250	1,236
Halliburton Co.	5.500%	10/15/2010	1,500	1,535
Marathon Oil Corp.	5.375%	6/1/2007	1,750	1,761
Norsk Hydro	6.360%	1/15/2009	1,500	1,562
Phillips Petroleum Co.	8.750%	5/25/2010	3,800	4,365
Technology (0.4%)
Affiliated Computer Services	4.700%	6/1/2010	1,200	1,092
3 4 Computer Associates Inc.	5.000%	12/1/2009	1,825	1,777
Computer Sciences Corp.	3.500%	4/15/2008	500	481
Deluxe Corp.	3.500%	10/1/2007	750	713
Electronic Data Systems	7.125%	10/15/2009	1,475	1,563
First Data Corp.	3.375%	8/1/2008	1,750	1,674
Hewlett-Packard Co.	5.750%	12/15/2006	5,500	5,543
Hewlett-Packard Co.	3.625%	3/15/2008	400	390
International Business Machines Corp.	5.375%	2/1/2009	2,000	2,032
International Business Machines Corp.	4.375%	6/1/2009	3,100	3,056
Motorola, Inc.	7.625%	11/15/2010	2,040	2,274
Pitney Bowes Credit Corp.	5.750%	8/15/2008	1,750	1,786
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,200	2,276
Canadian National Railway Co.	4.250%	8/1/2009	2,700	2,633
CSX Corp.	7.450%	5/1/2007	2,000	2,063
CSX Corp.	6.250%	10/15/2008	1,500	1,545
3 ERAC USA Finance Co.	7.350%	6/15/2008	1,600	1,680
FedEx Corp.	2.650%	4/1/2007	800	779
FedEx Corp.	3.500%	4/1/2009	2,075	1,983
Mass Transit Railway Corp.	7.500%	2/4/2009	1,500	1,611
Mass Transit Railway Corp.	7.500%	11/8/2010	1,500	1,659
Norfolk Southern Corp.	7.350%	5/15/2007	305	315
Norfolk Southern Corp.	6.200%	4/15/2009	2,250	2,332
Union Pacific Corp.	6.625%	2/1/2008	3,000	3,096
Union Pacific Corp.	3.875%	2/15/2009	1,000	966
Union Pacific Corp.	3.625%	6/1/2010	500	470

				466,150

Utilities (1.3%)
Electric (1.1%)
Alabama Power Co.	7.125%	10/1/2007	5,000	5,187
American Electric Power Co., Inc.	5.375%	3/15/2010	2,700	2,726
CalEnergy Co., Inc.	7.630%	10/15/2007	2,175	2,271
Commonwealth Edison Co.	3.700%	2/1/2008	1,500	1,456
Constellation Energy Group, Inc.	6.350%	4/1/2007	3,300	3,352
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	904
Consumers Energy Co.	4.250%	4/15/2008	2,000	1,959
Consumers Energy Co.	4.800%	2/17/2009	1,000	987
Detroit Edison Co.	6.125%	10/1/2010	1,000	1,042
Duke Energy Corp.	3.750%	3/5/2008	3,000	2,929
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,250	1,202
Florida Power Corp.	4.500%	6/1/2010	1,150	1,129
FPL Group Capital, Inc.	7.375%	6/1/2009	2,075	2,237
Illinois Power	7.500%	6/15/2009	1,000	1,070
MidAmerican Energy Holdings Co.	3.500%	5/15/2008	250	241
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	5,850	5,957
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	700	686
Niagara Mohawk Power Corp.	7.750%	10/1/2008	1,000	1,066
NiSource Finance Corp.	7.875%	11/15/2010	2,000	2,222
Pacific Gas & Electric Co.	3.600%	3/1/2009	2,450	2,350
Pepco Holdings, Inc.	5.500%	8/15/2007	3,275	3,295
PPL Electric Utilities Corp.	6.250%	8/15/2009	2,000	2,074
Progress Energy, Inc.	6.050%	4/15/2007	2,500	2,530
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,578
Public Service Co. of New Mexico	4.400%	9/15/2008	1,250	1,229
Public Service Electric & Gas	4.000%	11/1/2008	2,000	1,947
United Utilities PLC	6.450%	4/1/2008	750	773
Virginia Electric & Power Co.	5.375%	2/1/2007	2,350	2,359
Natural Gas (0.2%)
Atmos Energy Corp.	4.000%	10/15/2009	1,300	1,240
* Enron Corp.	9.125%	4/1/2003	2,000	720
* Enron Corp.	7.625%	9/10/2004	1,000	360
Enterprise Products Operating LP	4.625%	10/15/2009	400	390
Enterprise Products Operating LP	4.950%	6/1/2010	2,750	2,699
* HNG Internorth	9.625%	3/15/2006	1,500	540
KeySpan Corp.	7.625%	11/15/2010	1,500	1,664
3 Kinder Morgan, Inc.	5.350%	1/5/2011	700	701
KN Energy, Inc.	6.800%	3/1/2008	1,500	1,552
Sempra Energy	7.950%	3/1/2010	1,500	1,650
*3 Yosemite Security Trust	8.250%	11/15/2004	3,225	1,830

				70,104

Total Corporate Bonds
(Cost $1,240,754)				1,213,045

Sovereign Bonds (U.S. Dollar-Denominated) (6.7%)

African Development Bank	3.250%	8/1/2008	1,500	1,455
Asian Development Bank	4.875%	2/5/2007	11,000	11,035
Bayerische Landesbank	6.625%	6/25/2007	2,500	2,569
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,709
Canadian Government	5.250%	11/5/2008	4,200	4,272
Canadian Mortgage & Housing	2.950%	6/2/2008	2,000	1,925
Canadian Mortgage & Housing	4.800%	10/1/2010	750	753
Eksportfinans	4.750%	12/15/2008	6,025	6,038
European Investment Bank	4.625%	3/1/2007	18,875	18,876
European Investment Bank	2.375%	6/15/2007	10,000	9,731
European Investment Bank	3.125%	10/15/2007	6,600	6,458
European Investment Bank	3.875%	8/15/2008	6,925	6,836
European Investment Bank	4.000%	3/3/2010	2,925	2,845
European Investment Bank	4.125%	9/15/2010	9,750	9,540
Export Development Canada	4.000%	8/1/2007	3,250	3,216
Export-Import Bank of Korea	7.100%	3/15/2007	500	512
Export-Import Bank of Korea	4.500%	8/12/2009	3,500	3,434
Export-Import Bank of Korea	4.625%	3/16/2010	500	490
Federation of Malaysia	8.750%	6/1/2009	4,350	4,858
Hellenic Republic	6.950%	3/4/2008	3,075	3,210
Instituto de Credito Oficial	6.000%	5/19/2008	5,000	5,167
Inter-American Development Bank	6.625%	3/7/2007	2,375	2,426
Inter-American Development Bank	6.375%	10/22/2007	4,325	4,465
Inter-American Development Bank	5.750%	2/26/2008	5,500	5,633
Inter-American Development Bank	5.375%	11/18/2008	1,250	1,283
Inter-American Development Bank	5.625%	4/16/2009	4,275	4,422
Inter-American Development Bank	7.375%	1/15/2010	800	880
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,000	987
International Bank for Reconstruction & Development	4.125%	8/12/2009	975	963
International Finance Corp.	4.750%	4/30/2007	4,500	4,496
International Finance Corp.	3.000%	4/15/2008	1,650	1,594
International Finance Corp.	4.000%	6/15/2010	1,250	1,217
KFW International Finance, Inc.	4.750%	1/24/2007	21,000	21,037
Korea Development Bank	3.875%	3/2/2009	2,375	2,290
Korea Development Bank	4.750%	7/20/2009	4,575	4,522
Kreditanstalt Fur Wiederaufbau	3.250%	7/16/2007	20,325	19,972
Kreditanstalt Fur Wiederaufbau	4.625%	11/17/2008	2,475	2,475
Kreditanstalt Fur Wiederaufbau	3.250%	3/30/2009	250	240
Kreditanstalt Fur Wiederaufbau	4.250%	6/15/2010	2,000	1,970
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	6,200	6,071
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	1,700	1,645
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	3,500	3,431
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	7,225	6,965
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	3,500	3,397
L-Bank BW Foerderbank	4.250%	9/15/2010	3,500	3,440
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,241
Nordic Investment Bank	3.875%	6/15/2010	3,750	3,628
Oesterreichische Kontrollbank	5.125%	3/20/2007	4,825	4,854
Oesterreichische Kontrollbank	4.250%	10/6/2010	3,375	3,325
Ontario Hydro Electric	6.100%	1/30/2008	2,000	2,055
Pemex Project Funding Master Trust	8.500%	2/15/2008	5,325	5,666
4 Pemex Project Funding Master Trust	7.875%	2/1/2009	3,450	3,688
People's Republic of China	7.300%	12/15/2008	2,000	2,132
Petrobras International Finance	9.875%	5/9/2008	2,000	2,200
Province of British Columbia	5.375%	10/29/2008	2,375	2,427
Province of New Brunswick	3.500%	10/23/2007	3,500	3,434
^ Province of Ontario	3.350%	7/16/2007	4,175	4,092
^ Province of Ontario	3.500%	9/17/2007	5,500	5,398
Province of Ontario	5.500%	10/1/2008	6,500	6,632
Province of Ontario	3.625%	10/21/2009	2,025	1,952
Province of Quebec	7.000%	1/30/2007	978	1,001
Province of Quebec	5.750%	2/15/2009	6,200	6,390
Province of Quebec	5.000%	7/17/2009	1,500	1,512
Republic of Chile	5.625%	7/23/2007	3,000	3,031
Republic of Finland	4.750%	3/6/2007	2,675	2,684
Republic of Italy	2.750%	12/15/2006	8,350	8,228
Republic of Italy	3.625%	9/14/2007	14,425	14,184
Republic of Italy	3.750%	12/14/2007	6,200	6,104
Republic of Italy	4.000%	6/16/2008	7,500	7,386
Republic of Korea	8.875%	4/15/2008	7,000	7,668
Republic of South Africa	9.125%	5/19/2009	3,000	3,364
Swedish Export Credit Corp.	2.875%	1/26/2007	2,050	2,017
Swedish Export Credit Corp.	4.125%	10/15/2008	4,925	4,862
Swedish Export Credit Corp.	4.000%	6/15/2010	1,375	1,335
United Mexican States	8.625%	3/12/2008	1,500	1,613
United Mexican States	4.625%	10/8/2008	12,875	12,746
United Mexican States	10.375%	2/17/2009	1,000	1,151
United Mexican States	9.875%	2/1/2010	4,000	4,696
United Mexican States	8.375%	1/14/2011	250	285

Total Sovereign Bonds
(Cost $361,685)				355,731

		Shares

Temporary Cash Investments (0.4%)

5 Vanguard Market Liquidity Fund, 4.274%			10,831,768	10,832
5 Vanguard Market Liquidity Fund, 4.274%			7,615,320	7,615

Total Temporary Cash Investments
(Cost $18,447)				18,447

Total Investments (98.9%)
(Cost $5,298,769)				5,216,110

Other Assets and Liabilities—Net (1.1%)				60,370

Net Assets (100%)				5,276,480

*	Non-income-producing security — security in default.
^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from regis ration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $21,266,000, representing 0.4% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (47.7%)

U.S. Government Securities (32.7%)
U.S. Treasury Bond	13.875%	5/15/2011	15,750	16,286
U.S. Treasury Bond	14.000%	11/15/2011	22,050	23,835
U.S. Treasury Bond	10.375%	11/15/2012	12,075	13,345
U.S. Treasury Bond	11.250%	2/15/2015	173,035	260,580
U.S. Treasury Bond	10.625%	8/15/2015	79,200	117,191
U.S. Treasury Bond	9.875%	11/15/2015	76,100	108,751
U.S. Treasury Bond	9.250%	2/15/2016	35,725	49,518
U.S. Treasury Bond	8.750%	5/15/2017	73,775	101,348
U.S. Treasury Bond	8.875%	8/15/2017	29,650	41,214
U.S. Treasury Note	2.250%	4/30/2006	475	472
U.S. Treasury Note	7.000%	7/15/2006	8,650	8,764
U.S. Treasury Note	3.625%	4/30/2007	4,825	4,775
U.S. Treasury Note	3.625%	6/30/2007	5,500	5,437
U.S. Treasury Note	4.000%	8/31/2007	11,875	11,795
U.S. Treasury Note	4.250%	10/31/2007	16,125	16,080
U.S. Treasury Note	6.500%	2/15/2010	43,075	46,467
U.S. Treasury Note	4.000%	4/15/2010	2,300	2,267
U.S. Treasury Note	3.875%	5/15/2010	2,825	2,772
U.S. Treasury Note	3.625%	6/15/2010	575	558
U.S. Treasury Note	4.125%	8/15/2010	3,725	3,689
U.S. Treasury Note	5.750%	8/15/2010	3,100	3,280
U.S. Treasury Note	4.250%	10/15/2010	2,650	2,636
U.S. Treasury Note	4.500%	11/15/2010	10,000	10,055
U.S. Treasury Note	5.000%	2/15/2011	700	721
U.S. Treasury Note	5.000%	8/15/2011	32,620	33,670
U.S. Treasury Note	4.875%	2/15/2012	44,500	45,682
U.S. Treasury Note	4.375%	8/15/2012	14,125	14,125
U.S. Treasury Note	4.000%	11/15/2012	2,175	2,129
U.S. Treasury Note	3.875%	2/15/2013	8,150	7,900
U.S. Treasury Note	4.250%	8/15/2013	316,725	313,903
U.S. Treasury Note	4.250%	11/15/2013	307,925	305,040
U.S. Treasury Note	4.000%	2/15/2014	254,350	247,475
U.S. Treasury Note	4.750%	5/15/2014	123,325	126,350
U.S. Treasury Note	4.250%	8/15/2014	525	519
U.S. Treasury Note	4.500%	11/15/2015	610	615

				1,949,244

Agency Bonds and Notes (15.0%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	6,825	6,682
1 Federal Farm Credit Bank	4.875%	12/16/2015	5,400	5,417
1 Federal Home Loan Bank	5.750%	5/15/2012	33,000	34,736
1 Federal Home Loan Bank	4.500%	11/15/2012	34,750	34,204
1 Federal Home Loan Bank	3.875%	6/14/2013	6,500	6,131
1 Federal Home Loan Bank	4.500%	9/16/2013	11,500	11,270
1 Federal Home Loan Bank	5.250%	6/18/2014	35,000	36,101
1 Federal Home Loan Mortgage Corp.	5.625%	3/15/2011	25,500	26,491
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	16,750	17,437
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	76,500	80,928
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	42,375	44,438
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	109,000	110,902
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	30,000	29,450
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	8,375	7,926
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	32,000	31,373
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	28,000	28,129
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	6,500	6,374
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	13,500	13,694
1 Federal National Mortgage Assn	6.250%	2/1/2011	3,350	3,542
1 Federal National Mortgage Assn	5.500%	3/15/2011	23,000	23,752
1 Federal National Mortgage Assn	6.000%	5/15/2011	57,675	60,938
1 Federal National Mortgage Assn	5.375%	11/15/2011	26,025	26,780
1 Federal National Mortgage Assn	6.125%	3/15/2012	75,410	80,706
1 Federal National Mortgage Assn	5.250%	8/1/2012	3,500	3,523
1 Federal National Mortgage Assn	4.375%	3/15/2013	21,500	20,947
1 Federal National Mortgage Assn	4.625%	5/1/2013	6,600	6,410
1 Federal National Mortgage Assn	4.625%	10/15/2013	63,500	62,768
1 Federal National Mortgage Assn	5.125%	1/2/2014	9,550	9,626
1 Federal National Mortgage Assn	4.625%	10/15/2014	20,625	20,348
1 Federal National Mortgage Assn	4.375%	10/15/2015	5,950	5,748
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	6,500	7,082
1 Tennessee Valley Auth	5.625%	1/18/2011	4,000	4,152
1 Tennessee Valley Auth	6.790%	5/23/2012	5,000	5,539
1 Tennessee Valley Auth	6.000%	3/15/2013	6,000	6,430
1 Tennessee Valley Auth	4.750%	8/1/2013	4,000	3,987
1 Tennessee Valley Auth	4.375%	6/15/2015	7,000	6,780

	890,741

Total U.S. Government and Agency Obligations
(Cost $2,861,153)	2,839,985

Corporate Bonds (45.8%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,500	2,564
2 3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	2,100	2,531
2 3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	410	434

	5,529

Finance (19.1%)
Banking (8.0%)
AmSouth Bank NA	4.850%	4/1/2013	1,500	1,475
AmSouth Bank NA	5.200%	4/1/2015	2,000	1,998
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,661
Bank of America Corp.	4.375%	12/1/2010	350	341
Bank of America Corp.	7.400%	1/15/2011	14,650	16,168
Bank of America Corp.	6.250%	4/15/2012	16,150	17,258
Bank of America Corp.	4.875%	9/15/2012	4,000	3,978
Bank of America Corp.	4.750%	8/15/2013	3,000	2,954
Bank of America Corp.	5.375%	6/15/2014	2,675	2,726
Bank of America Corp.	4.750%	8/1/2015	7,175	6,979
Bank of New York Co., Inc.	4.950%	1/14/2011	1,650	1,648
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,609
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,274
Bank One Corp.	5.900%	11/15/2011	3,500	3,634
Bank One Corp.	5.250%	1/30/2013	925	930
BB&T Corp.	6.500%	8/1/2011	1,250	1,343
BB&T Corp.	4.750%	10/1/2012	5,500	5,427
Citigroup, Inc.	6.500%	1/18/2011	8,375	8,928
Citigroup, Inc.	6.000%	2/21/2012	6,800	7,176
Citigroup, Inc.	5.625%	8/27/2012	12,550	12,993
Citigroup, Inc.	5.125%	5/5/2014	3,125	3,148
Citigroup, Inc.	5.000%	9/15/2014	20,144	19,887
Citigroup, Inc.	4.875%	5/7/2015	3,600	3,511
Citigroup, Inc.	4.700%	5/29/2015	2,600	2,521
Citigroup, Inc.	5.300%	1/7/2016	850	859
Colonial Bank NA	6.375%	12/1/2015	1,250	1,276
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,750	8,150
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	11,290	12,075
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	12,975	13,271
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	2,000	1,994
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	8,175	7,978
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	10,000	9,911
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	4,103
Fifth Third Bank	4.750%	2/1/2015	2,800	2,717
First Tennessee Bank	5.050%	1/15/2015	2,800	2,752
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,470
HSBC Bank USA	4.625%	4/1/2014	1,750	1,684
HSBC Holdings PLC	5.250%	12/12/2012	8,175	8,249
JPMorgan Chase & Co.	6.750%	2/1/2011	13,597	14,575
JPMorgan Chase & Co.	4.500%	1/15/2012	1,875	1,816
JPMorgan Chase & Co.	5.750%	1/2/2013	9,650	9,973
JPMorgan Chase & Co.	4.875%	3/15/2014	1,825	1,781
JPMorgan Chase & Co.	5.125%	9/15/2014	8,700	8,598
JPMorgan Chase & Co.	4.750%	3/1/2015	5,000	4,851
JPMorgan Chase & Co.	5.150%	10/1/2015	16,750	16,543
Key Bank NA	7.000%	2/1/2011	2,000	2,174
Key Bank NA	5.800%	7/1/2014	5,050	5,237
Key Bank NA	4.950%	9/15/2015	1,000	977
Marshall & Ilsley Bank	5.250%	9/4/2012	3,000	3,050
Marshall & Ilsley Bank	4.850%	6/16/2015	700	684
Mellon Bank NA	4.750%	12/15/2014	3,800	3,718
Mellon Funding Corp.	6.400%	5/14/2011	1,000	1,067
National City Bank	6.250%	3/15/2011	1,500	1,584
National City Bank	4.625%	5/1/2013	6,000	5,826
NationsBank Corp.	7.750%	8/15/2015	1,000	1,192
North Fork Bancorp	5.875%	8/15/2012	2,000	2,088
PaineWebber	7.625%	12/1/2009	3,000	3,284
Paribas NY	6.950%	7/22/2013	2,000	2,224
PNC Funding Corp.	5.250%	11/15/2015	1,750	1,744
Regions Financial Corp.	7.000%	3/1/2011	5,250	5,732
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	3,500	3,731
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	11,425	11,385
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	3,500	3,472
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	3,550	3,534
Sanwa Bank Ltd.	7.400%	6/15/2011	8,700	9,535
Southtrust Corp.	5.800%	6/15/2014	1,350	1,403
Sovereign Bank	5.125%	3/15/2013	3,000	2,951
State Street Capital Trust	5.300%	1/15/2016	625	632
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	3,910	4,518
SunTrust Banks, Inc.	6.375%	4/1/2011	5,880	6,242
SunTrust Banks, Inc.	5.000%	9/1/2015	550	544
UFJ Finance Aruba AEC	6.750%	7/15/2013	6,350	6,939
Union Planters Corp.	4.375%	12/1/2010	1,000	971
Union Planters Corp.	7.750%	3/1/2011	3,750	4,206
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,191
US Bank NA	6.375%	8/1/2011	7,000	7,464
US Bank NA	6.300%	2/4/2014	2,600	2,820
US Bank NA	4.950%	10/30/2014	7,725	7,647
US Bank NA	4.800%	4/15/2015	1,000	981
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,684
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,392
Wachovia Corp.	4.875%	2/15/2014	5,700	5,581
Wachovia Corp.	5.250%	8/1/2014	8,950	8,966
Washington Mutual Bank	6.875%	6/15/2011	6,300	6,846
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,248
Washington Mutual Bank	5.650%	8/15/2014	3,750	3,797
Washington Mutual Bank	5.125%	1/15/2015	4,100	4,014
Washington Mutual, Inc.	5.000%	3/22/2012	1,800	1,780
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,895
Wells Fargo & Co.	6.450%	2/1/2011	9,500	10,127
Wells Fargo & Co.	6.375%	8/1/2011	2,500	2,674
Wells Fargo & Co.	5.125%	9/1/2012	350	351
Wells Fargo & Co.	4.950%	10/16/2013	5,225	5,184
Wells Fargo & Co.	4.625%	4/15/2014	2,500	2,423
Wells Fargo & Co.	5.000%	11/15/2014	7,200	7,152
Wells Fargo & Co.	4.750%	2/9/2015	7,700	7,531
Zions Bancorp	5.650%	5/15/2014	1,200	1,228
Zions Bancorp	5.500%	11/16/2015	6,050	6,089
Brokerage (3.6%)
Ameriprise Financial Inc.	5.650%	11/15/2015	3,450	3,504
Amvescap PLC	5.375%	2/27/2013	975	962
Bear Stearns Co., Inc.	5.700%	11/15/2014	12,650	13,036
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,100	1,100
Goldman Sachs Group, Inc.	6.600%	1/15/2012	19,450	20,955
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,925	5,072
Goldman Sachs Group, Inc.	5.250%	4/1/2013	15,250	15,273
Goldman Sachs Group, Inc.	4.750%	7/15/2013	15,225	14,735
Goldman Sachs Group, Inc.	5.250%	10/15/2013	5,725	5,716
Goldman Sachs Group, Inc.	5.150%	1/15/2014	8,225	8,165
Goldman Sachs Group, Inc.	5.000%	10/1/2014	7,600	7,466
Goldman Sachs Group, Inc.	5.500%	11/15/2014	325	331
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,500	2,475
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	3,200	3,200
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	7,250	7,801
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	6,225	6,075
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,248
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	6,875	6,797
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	750	764
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	13,875	13,694
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	1,950	1,958
Morgan Stanley Dean Witter	5.050%	1/21/2011	7,650	7,671
Morgan Stanley Dean Witter	6.750%	4/15/2011	10,570	11,377
Morgan Stanley Dean Witter	6.600%	4/1/2012	12,840	13,833
Morgan Stanley Dean Witter	5.300%	3/1/2013	28,000	28,142
Morgan Stanley Dean Witter	4.750%	4/1/2014	12,925	12,394
Finance Companies (4.1%)
American Express Co.	4.875%	7/15/2013	5,500	5,416
American Express Credit Corp.	5.000%	12/2/2010	2,100	2,099
American Express Credit Corp.	5.300%	12/2/2015	1,100	1,109
American General Finance Corp.	4.000%	3/15/2011	3,000	2,834
American General Finance Corp.	4.875%	7/15/2012	2,050	2,008
American General Finance Corp.	5.375%	10/1/2012	6,000	6,041
Capital One Bank	6.500%	6/13/2013	5,025	5,346
Capital One Bank	5.125%	2/15/2014	2,900	2,849
Capital One Financial	4.800%	2/21/2012	50	48
Capital One Financial	5.500%	6/1/2015	2,250	2,235
3 4 CIT Group Co. of Canada	5.450%	6/1/2015	5,775	5,647
CIT Group, Inc.	4.750%	12/15/2010	3,200	3,141
CIT Group, Inc.	7.750%	4/2/2012	5,250	5,951
CIT Group, Inc.	5.125%	9/30/2014	4,525	4,453
CIT Group, Inc.	5.000%	2/1/2015	3,050	2,971
Countrywide Home Loan	4.000%	3/22/2011	7,025	6,610
General Electric Capital Corp.	6.125%	2/22/2011	9,140	9,598
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,249
General Electric Capital Corp.	5.875%	2/15/2012	30,750	32,063
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,530
General Electric Capital Corp.	4.250%	6/15/2012	4,300	4,110
General Electric Capital Corp.	6.000%	6/15/2012	4,250	4,464
General Electric Capital Corp.	5.450%	1/15/2013	4,000	4,091
General Electric Capital Corp.	4.750%	9/15/2014	7,700	7,532
General Electric Capital Corp.	4.875%	3/4/2015	5,000	4,928
Household Finance Corp.	6.375%	10/15/2011	4,825	5,092
Household Finance Corp.	7.000%	5/15/2012	11,250	12,300
Household Finance Corp.	6.375%	11/27/2012	5,000	5,324
Household Finance Corp.	4.750%	7/15/2013	6,500	6,299
HSBC Finance Corp.	5.250%	1/14/2011	5,325	5,334
HSBC Finance Corp.	6.750%	5/15/2011	8,175	8,756
HSBC Finance Corp.	5.250%	4/15/2015	4,425	4,379
HSBC Finance Corp.	5.000%	6/30/2015	8,350	8,109
4 HSBC Finance Corp.	5.911%	11/30/2035	5,700	5,728
International Lease Finance Corp.	5.000%	9/15/2012	5,725	5,644
iStar Financial Inc.	6.000%	12/15/2010	2,000	2,037
iStar Financial Inc.	5.800%	3/15/2011	1,250	1,258
iStar Financial Inc.	5.150%	3/1/2012	4,700	4,569
MBNA America Bank NA	6.625%	6/15/2012	4,800	5,219
MBNA Corp.	7.500%	3/15/2012	2,400	2,705
MBNA Corp.	6.125%	3/1/2013	3,375	3,567
PHH Corp.	7.125%	3/1/2013	2,050	2,160
Residential Capital Corp.	6.875%	6/30/2015	2,000	2,126
SLM Corp.	5.125%	8/27/2012	7,000	6,997
SLM Corp.	5.375%	1/15/2013	4,000	4,074
SLM Corp.	5.000%	10/1/2013	4,500	4,462
SLM Corp.	5.375%	5/15/2014	4,750	4,837
Wells Fargo Financial	5.500%	8/1/2012	350	360
Insurance (1.8%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,071
AEGON NV	4.750%	6/1/2013	3,000	2,932
Allstate Corp.	6.125%	2/15/2012	3,000	3,156
Allstate Corp.	5.000%	8/15/2014	4,325	4,276
4 American International Group, Inc.	4.250%	5/15/2013	5,000	4,741
3 American International Group, Inc.	5.050%	10/1/2015	3,600	3,534
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,093
Assurant, Inc.	5.625%	2/15/2014	2,825	2,866
AXA Financial, Inc.	7.750%	8/1/2010	1,500	1,656
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,798
Chubb Corp.	6.000%	11/15/2011	1,500	1,563
CNA Financial Corp.	5.850%	12/15/2014	3,200	3,215
Commerce Group, Inc.	5.950%	12/9/2013	900	910
Fidelity National Financial, Inc.	7.300%	8/15/2011	1,750	1,821
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,121
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	250	306
Genworth Financial, Inc.	5.750%	6/15/2014	4,250	4,407
Genworth Financial, Inc.	4.950%	10/1/2015	1,450	1,416
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,159
4 ING Capital Funding Trust III	5.775%	12/8/2049	3,800	3,840
ING USA Global	4.500%	10/1/2010	8,275	8,098
Lincoln National Corp.	6.200%	12/15/2011	1,650	1,746
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,900	1,972
Marsh & McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,915
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	3,525	3,555
MetLife, Inc.	6.125%	12/1/2011	1,500	1,577
MetLife, Inc.	5.375%	12/15/2012	3,000	3,035
MetLife, Inc.	5.000%	11/24/2013	2,325	2,305
MetLife, Inc.	5.500%	6/15/2014	1,575	1,607
MetLife, Inc.	5.000%	6/15/2015	5,525	5,430
Nationwide Financial Services	5.900%	7/1/2012	2,475	2,568
Principal Life Inc. Funding	5.100%	4/15/2014	4,250	4,246
Protective Life Secured Trust	4.000%	4/1/2011	2,500	2,376
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,313
Prudential Financial, Inc.	4.750%	4/1/2014	2,550	2,480
Prudential Financial, Inc.	5.100%	9/20/2014	2,775	2,757
Prudential Financial, Inc.	4.750%	6/13/2015	650	626
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	700	707
Transatlantic Holdings	5.750%	12/14/2015	500	506
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,452
Willis Group Holdings Ltd.	5.625%	7/15/2015	1,750	1,748
XL Capital Ltd.	6.500%	1/15/2012	75	79
XL Capital Ltd.	5.250%	9/15/2014	5,025	4,941
Real Estate Investment Trusts (1.4%)
Archstone-Smith Trust	5.625%	8/15/2014	1,500	1,526
Archstone-Smith Trust	5.250%	5/1/2015	2,425	2,401
Arden Realty LP	5.250%	3/1/2015	1,250	1,260
Avalonbay Communities	6.125%	11/1/2012	1,000	1,048
Boston Properties, Inc.	6.250%	1/15/2013	6,525	6,852
Boston Properties, Inc.	5.625%	4/15/2015	500	505
Brandywine Operating Partnership	5.400%	11/1/2014	2,250	2,198
Colonial Realty LP	5.500%	10/1/2015	1,800	1,756
Developers Diversified Reality Corp.	5.250%	4/15/2011	2,000	1,974
Developers Diversified Reality Corp.	5.375%	10/15/2012	550	546
EOP Operating LP	7.000%	7/15/2011	8,750	9,359
EOP Operating LP	6.750%	2/15/2012	2,200	2,338
EOP Operating LP	4.750%	3/15/2014	4,150	3,933
ERP Operating LP	6.625%	3/15/2012	4,500	4,840
ERP Operating LP	5.200%	4/1/2013	1,000	994
ERP Operating LP	5.250%	9/15/2014	4,025	3,996
Health Care Property Investment, Inc.	6.450%	6/25/2012	3,025	3,161
Health Care REIT, Inc.	6.000%	11/15/2013	3,250	3,253
HealthCare Realty Trust	5.125%	4/1/2014	2,925	2,778
Hospitality Properties	5.125%	2/15/2015	2,200	2,110
HRPT Properties Trust	6.250%	8/15/2016	1,400	1,464
Liberty Property LP	5.125%	3/2/2015	3,325	3,215
ProLogis	5.500%	3/1/2013	2,000	2,017
3 ProLogis	5.625%	11/15/2015	800	804
Regency Centers LP	6.750%	1/15/2012	2,600	2,781
Regency Centers LP	5.250%	8/1/2015	1,000	979
Simon Property Group Inc.	6.350%	8/28/2012	2,500	2,625
Simon Property Group Inc.	5.625%	8/15/2014	2,350	2,371
3 Simon Property Group Inc.	5.750%	12/1/2015	5,800	5,859
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	1,725	1,746
Other (0.2%)
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	966
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,525	1,500
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,334
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,852
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	6,600	6,471

	1,139,037

Industrial (21.9%)
Basic Industry (1.9%)
Alcan, Inc.	4.875%	9/15/2012	1,000	978
Alcan, Inc.	4.500%	5/15/2013	4,575	4,356
Alcan, Inc.	5.200%	1/15/2014	1,500	1,484
Alcan, Inc.	5.000%	6/1/2015	2,550	2,478
Alcoa, Inc.	6.500%	6/1/2011	1,000	1,068
Alcoa, Inc.	6.000%	1/15/2012	7,000	7,322
Alcoa, Inc.	5.375%	1/15/2013	5,000	5,073
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	1,994
BHP Billiton Finance	4.800%	4/15/2013	5,500	5,386
BHP Billiton Finance	5.250%	12/15/2015	2,725	2,737
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,455
Celulosa Arauco Constitution SA	5.625%	4/20/2015	4,350	4,317
Dow Chemical Co.	6.125%	2/1/2011	7,075	7,408
Dow Chemical Co.	6.000%	10/1/2012	925	970
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	4,050	3,982
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	1,500	1,476
Falconbridge Ltd.	7.350%	6/5/2012	1,500	1,634
ICI Wilmington	5.625%	12/1/2013	1,600	1,598
Inco Ltd.	7.750%	5/15/2012	2,550	2,838
Inco Ltd.	5.700%	10/15/2015	700	693
International Paper Co.	6.750%	9/1/2011	4,700	4,979
4 International Paper Co.	5.850%	10/30/2012	5,400	5,486
International Paper Co.	5.500%	1/15/2014	1,000	985
International Paper Co.	5.300%	4/1/2015	2,375	2,289
Lubrizol Corp.	5.500%	10/1/2014	2,900	2,903
MeadWestvaco Corp.	6.850%	4/1/2012	3,750	3,985
Monsanto Co.	7.375%	8/15/2012	2,575	2,897
Noranda, Inc.	7.250%	7/15/2012	3,825	4,152
Noranda, Inc.	6.000%	10/15/2015	500	505
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,800	3,126
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,457
Praxair, Inc.	6.375%	4/1/2012	2,000	2,148
Praxair, Inc.	3.950%	6/1/2013	2,500	2,337
Stora Enso Oyj	7.375%	5/15/2011	2,500	2,685
Temple Inland Inc.	7.875%	5/1/2012	1,500	1,634
Weyerhaeuser Co.	6.750%	3/15/2012	9,275	9,834
WMC Finance USA	5.125%	5/15/2013	2,000	2,004
Capital Goods (2.5%)
2 3 BAE Systems	7.156%	12/15/2011	648	684
Bemis Co. Inc.	4.875%	4/1/2012	2,050	2,005
Boeing Capital Corp.	6.500%	2/15/2012	2,400	2,579
Boeing Capital Corp.	5.800%	1/15/2013	6,500	6,808
Brascan Corp.	7.125%	6/15/2012	1,000	1,099
Caterpillar Financial Services Corp.	5.050%	12/1/2010	2,525	2,528
Caterpillar Financial Services Corp.	4.750%	2/17/2015	4,125	4,017
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,155
Caterpillar, Inc.	6.550%	5/1/2011	1,000	1,080
CRH America Inc.	6.950%	3/15/2012	6,275	6,808
CRH America Inc.	5.300%	10/15/2013	2,075	2,073
Deere & Co.	6.950%	4/25/2014	3,350	3,776
Emerson Electric Co.	4.625%	10/15/2012	7,000	6,873
General Dynamics Corp.	4.250%	5/15/2013	6,350	6,070
General Electric Co.	5.000%	2/1/2013	21,725	21,695
Goodrich Corp.	7.625%	12/15/2012	3,000	3,398
Hanson PLC	5.250%	3/15/2013	3,775	3,743
Ingersoll-Rand Co.	4.750%	5/15/2015	2,150	2,088
John Deere Capital Corp.	7.000%	3/15/2012	7,995	8,809
John Deere Capital Corp.	5.100%	1/15/2013	1,500	1,503
Masco Corp.	5.875%	7/15/2012	5,625	5,698
Masco Corp.	4.800%	6/15/2015	600	560
Northrop Grumman Corp.	7.125%	2/15/2011	4,400	4,800
Raytheon Co.	4.850%	1/15/2011	2,375	2,351
Raytheon Co.	5.500%	11/15/2012	1,250	1,278
Raytheon Co.	5.375%	4/1/2013	3,200	3,244
Republic Services, Inc.	6.750%	8/15/2011	2,225	2,380
Textron, Inc.	6.500%	6/1/2012	3,450	3,744
The Boeing Co.	5.125%	2/15/2013	4,750	4,793
Tyco International Group SA	6.750%	2/15/2011	4,750	4,987
Tyco International Group SA	6.375%	10/15/2011	6,875	7,137
Tyco International Group SA	6.000%	11/15/2013	4,800	4,907
United Technologies Corp.	6.350%	3/1/2011	2,275	2,410
United Technologies Corp.	6.100%	5/15/2012	1,500	1,596
United Technologies Corp.	4.875%	5/1/2015	6,850	6,780
Waste Management, Inc.	6.375%	11/15/2012	1,250	1,332
Waste Management, Inc.	5.000%	3/15/2014	4,200	4,105
Communication (6.2%)
Alltel Corp.	7.000%	7/1/2012	2,800	3,076
America Movil SA de C.V	5.500%	3/1/2014	5,650	5,572
America Movil SA de C.V	5.750%	1/15/2015	775	778
4 AT&T Corp.	9.050%	11/15/2011	7,000	7,745
AT&T Wireless Services, Inc.	7.875%	3/1/2011	16,700	18,728
AT&T Wireless Services, Inc.	8.125%	5/1/2012	4,500	5,190
BellSouth Corp.	6.000%	10/15/2011	4,800	4,991
BellSouth Corp.	4.750%	11/15/2012	3,150	3,070
BellSouth Corp.	5.200%	9/15/2014	6,100	6,060
4 British Telecommunications PLC	8.375%	12/15/2010	12,325	14,051
4 CenturyTel, Inc.	7.875%	8/15/2012	1,650	1,822
CenturyTel, Inc.	5.000%	2/15/2015	1,000	931
Cingular Wireless	6.500%	12/15/2011	3,000	3,222
Clear Channel Communications, Inc.	5.000%	3/15/2012	3,650	3,470
Clear Channel Communications, Inc.	5.750%	1/15/2013	1,000	979
Clear Channel Communications, Inc.	5.500%	9/15/2014	3,375	3,226
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	10,135	11,733
Comcast Cable Communications, Inc.	6.750%	1/30/2011	8,500	9,002
Comcast Corp.	5.300%	1/15/2014	5,515	5,408
Comcast Corp.	6.500%	1/15/2015	3,825	4,043
Comcast Corp.	5.850%	11/15/2015	3,800	3,847
Cox Communications, Inc.	6.750%	3/15/2011	6,000	6,285
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,139
Cox Communications, Inc.	4.625%	6/1/2013	3,000	2,796
Cox Communications, Inc.	5.450%	12/15/2014	6,875	6,703
Cox Communications, Inc.	5.500%	10/1/2015	1,250	1,221
Deutsche Telekom International Finance	5.250%	7/22/2013	6,250	6,206
4 France Telecom	7.750%	3/1/2011	15,100	16,921
Gannett Co., Inc.	6.375%	4/1/2012	2,500	2,588
Grupo Televisa SA	8.000%	9/13/2011	1,000	1,114
Knight Ridder, Inc.	7.125%	6/1/2011	1,000	1,004
News America Holdings, Inc.	9.250%	2/1/2013	2,550	3,105
News America Inc.	5.300%	12/15/2014	3,800	3,780
Nextel Communications	6.875%	10/31/2013	6,000	6,250
Nextel Communications	5.950%	3/15/2014	6,300	6,343
Nextel Communications	7.375%	8/1/2015	9,000	9,493
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	3,125	2,925
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	2,000	1,924
Reed Elsevier Capital	6.750%	8/1/2011	1,000	1,072
Reed Elsevier Capital	4.625%	6/15/2012	1,700	1,643
SBC Communications, Inc.	6.250%	3/15/2011	3,700	3,869
SBC Communications, Inc.	5.875%	2/1/2012	3,175	3,270
SBC Communications, Inc.	5.875%	8/15/2012	2,325	2,399
SBC Communications, Inc.	5.100%	9/15/2014	15,500	15,176
Sprint Capital Corp.	7.625%	1/30/2011	8,025	8,859
Sprint Capital Corp.	8.375%	3/15/2012	7,550	8,764
TCI Communications, Inc.	8.750%	8/1/2015	3,895	4,706
Telecom Italia Capital	5.250%	11/15/2013	8,000	7,852
Telecom Italia Capital	4.950%	9/30/2014	11,300	10,833
Telecom Italia Capital	5.250%	10/1/2015	2,500	2,425
Tele-Communications, Inc.	9.800%	2/1/2012	1,000	1,205
Tele-Communications, Inc.	7.875%	8/1/2013	5,401	6,100
Telefonos de Mexico SA	5.500%	1/27/2015	4,500	4,427
Telstra Corp. Ltd.	6.375%	4/1/2012	2,500	2,656
Telus Corp.	8.000%	6/1/2011	9,775	10,982
Thomson Corp.	6.200%	1/5/2012	4,000	4,209
Time Warner Entertainment	10.150%	5/1/2012	400	485
Time Warner Entertainment	8.875%	10/1/2012	2,500	2,900
Tribune Co.	5.250%	8/15/2015	900	857
Univision Communications, Inc.	7.850%	7/15/2011	3,075	3,367
USA Interactive	7.000%	1/15/2013	2,175	2,249
Verizon Florida, Inc.	6.125%	1/15/2013	1,500	1,515
Verizon Global Funding Corp.	7.250%	12/1/2010	3,000	3,262
Verizon Global Funding Corp.	6.875%	6/15/2012	6,725	7,299
Verizon Global Funding Corp.	7.375%	9/1/2012	5,650	6,305
Verizon Global Funding Corp.	4.900%	9/15/2015	3,000	2,905
Verizon Maryland, Inc.	6.125%	3/1/2012	2,125	2,172
Verizon New England, Inc.	6.500%	9/15/2011	4,500	4,619
Verizon New Jersey, Inc.	5.875%	1/17/2012	5,875	5,929
Verizon New York, Inc.	6.875%	4/1/2012	3,425	3,571
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	5,650	5,633
Verizon Virginia, Inc.	4.625%	3/15/2013	3,650	3,381
Vodafone Group PLC	5.000%	12/16/2013	4,125	4,068
Vodafone Group PLC	5.375%	1/30/2015	4,975	4,986
Vodafone Group PLC	5.000%	9/15/2015	2,900	2,825
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,162
Consumer Cyclical (3.2%)
Brinker International	5.750%	6/1/2014	1,700	1,710
Cendant Corp.	7.375%	1/15/2013	7,475	8,323
Centex Corp.	7.875%	2/1/2011	1,000	1,096
Centex Corp.	7.500%	1/15/2012	2,000	2,169
Centex Corp.	5.450%	8/15/2012	1,625	1,596
Centex Corp.	5.125%	10/1/2013	3,300	3,154
Centex Corp.	5.700%	5/15/2014	1,000	987
Centex Corp.	5.250%	6/15/2015	3,100	2,940
CVS Corp.	4.875%	9/15/2014	1,675	1,623
D.R. Horton, Inc.	5.375%	6/15/2012	300	290
D.R. Horton, Inc.	5.250%	2/15/2015	3,500	3,281
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	4,500	4,908
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	11,875	12,837
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	6,375	6,664
Federated Department Stores, Inc.	6.625%	4/1/2011	2,000	2,121
Harrah's Operating Co., Inc.	8.000%	2/1/2011	4,700	5,177
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,658
Harrah's Operating Co., Inc.	5.625%	6/1/2015	4,025	3,929
Hilton Hotels Corp.	7.625%	12/1/2012	3,000	3,238
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	957
Kohl's Corp.	6.300%	3/1/2011	1,000	1,055
Lennar Corp.	5.950%	3/1/2013	3,100	3,112
Lennar Corp.	5.500%	9/1/2014	1,000	970
Lennar Corp.	5.600%	5/31/2015	2,375	2,299
Limited Brands Inc.	5.250%	11/1/2014	3,100	2,921
Lowe's Cos., Inc.	5.000%	10/15/2015	2,275	2,279
Marriott International	4.625%	6/15/2012	1,175	1,128
May Department Stores Co.	5.750%	7/15/2014	2,700	2,756
McDonald's Corp.	5.750%	3/1/2012	3,300	3,436
MDC Holdings Inc.	5.500%	5/15/2013	3,625	3,509
Office Depot, Inc.	6.250%	8/15/2013	2,000	2,042
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,099
Pulte Homes, Inc.	6.250%	2/15/2013	3,000	3,054
Pulte Homes, Inc.	5.250%	1/15/2014	3,625	3,460
Pulte Homes, Inc.	5.200%	2/15/2015	550	517
Staples Inc.	7.375%	10/1/2012	2,000	2,237
Target Corp.	6.350%	1/15/2011	3,000	3,192
Target Corp.	5.875%	3/1/2012	7,000	7,369
The Walt Disney Co.	6.375%	3/1/2012	8,514	9,019
Time Warner, Inc.	6.750%	4/15/2011	12,100	12,704
Time Warner, Inc.	6.875%	5/1/2012	6,100	6,501
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,760
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,576
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	996
3 Toll Brothers, Inc.	5.150%	5/15/2015	3,150	2,917
Toyota Motor Credit Corp.	4.350%	12/15/2010	4,075	3,993
Viacom Inc.	6.625%	5/15/2011	2,700	2,811
Viacom Inc.	5.625%	8/15/2012	3,650	3,620
Wal-Mart Stores, Inc.	4.125%	2/15/2011	13,550	13,068
Wal-Mart Stores, Inc.	4.550%	5/1/2013	5,450	5,323
Wal-Mart Stores, Inc.	4.500%	7/1/2015	2,400	2,311
Westinghouse Electric	8.625%	8/1/2012	1,000	1,141
Yum! Brands, Inc.	8.875%	4/15/2011	4,000	4,587
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,218
Consumer Noncyclical (4.8%)
Abbott Laboratories	3.750%	3/15/2011	4,000	3,800
Abbott Laboratories	4.350%	3/15/2014	1,250	1,203
Aetna, Inc.	7.875%	3/1/2011	2,900	3,260
Albertson's, Inc.	7.500%	2/15/2011	4,300	4,424
Altria Group, Inc.	7.000%	11/4/2013	4,975	5,443
3 AmerisourceBergen Corp.	5.875%	9/15/2015	4,425	4,447
Amgen Inc.	4.850%	11/18/2014	4,200	4,145
Anheuser Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,481
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,567
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,275	3,160
Archer-Daniels-Midland Co.	8.875%	4/15/2011	80	94
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,000	3,488
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,134
Baxter International, Inc.	4.625%	3/15/2015	3,150	3,009
Boston Scientific	5.450%	6/15/2014	4,200	4,165
Boston Scientific	5.500%	11/15/2015	2,000	2,033
Bottling Group LLC	4.625%	11/15/2012	6,000	5,869
Bristol-Myers Squibb Co.	5.750%	10/1/2011	13,350	13,787
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,049
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	3,225	3,196
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	875	847
Campbell Soup Co.	6.750%	2/15/2011	5,000	5,367
Cardinal Health, Inc.	6.750%	2/15/2011	1,425	1,521
Cardinal Health, Inc.	4.000%	6/15/2015	2,200	1,975
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	900	1,108
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,283
Clorox Co.	5.000%	1/15/2015	4,200	4,133
Coca-Cola HBC Finance	5.125%	9/17/2013	2,400	2,397
Colgate-Palmolive Co.	5.980%	4/25/2012	1,250	1,327
ConAgra Foods, Inc.	6.750%	9/15/2011	5,375	5,688
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,125
Diageo Finance BV	3.875%	4/1/2011	2,500	2,367
Diageo Finance BV	5.300%	10/28/2015	1,175	1,189
Eli Lilly & Co.	6.000%	3/15/2012	3,000	3,174
Genentech Inc.	4.750%	7/15/2015	4,150	4,047
General Mills, Inc.	6.000%	2/15/2012	7,393	7,725
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	6,475	6,206
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	3,075	3,646
4 H.J. Heinz Co.	6.625%	7/15/2011	2,000	2,115
4 H.J. Heinz Co.	6.000%	3/15/2012	2,000	2,059
Hospira, Inc.	5.900%	6/15/2014	2,675	2,766
Johnson & Johnson	3.800%	5/15/2013	3,000	2,838
Kellogg Co.	6.600%	4/1/2011	7,525	8,044
Kimberly-Clark Corp.	5.625%	2/15/2012	4,250	4,442
Kimberly-Clark Corp.	4.875%	8/15/2015	1,025	1,023
Kraft Foods, Inc.	5.625%	11/1/2011	14,125	14,450
Kraft Foods, Inc.	6.250%	6/1/2012	4,825	5,097
Kraft Foods, Inc.	5.250%	10/1/2013	2,250	2,254
Kroger Co.	6.800%	4/1/2011	3,875	4,062
Kroger Co.	6.750%	4/15/2012	3,700	3,892
Kroger Co.	5.500%	2/1/2013	275	270
Kroger Co.	4.950%	1/15/2015	2,325	2,182
Laboratory Corp. of America	5.625%	12/15/2015	1,250	1,252
McKesson Corp.	7.750%	2/1/2012	2,000	2,259
3 Medtronic Inc.	4.750%	9/15/2015	3,200	3,117
Merck & Co.	4.375%	2/15/2013	2,975	2,818
Merck & Co.	4.750%	3/1/2015	3,400	3,262
Panamerican Beverages, Inc.	7.250%	7/1/2009	1,000	1,060
PepsiAmericas Inc.	4.875%	1/15/2015	2,250	2,204
Pfizer, Inc.	4.500%	2/15/2014	3,825	3,740
Procter & Gamble Co.	4.950%	8/15/2014	4,175	4,186
3 Quest Diagnostic, Inc.	5.450%	11/1/2015	5,400	5,431
Safeway, Inc.	5.800%	8/15/2012	6,500	6,495
Sara Lee Corp.	6.250%	9/15/2011	4,000	4,094
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,220
4 Schering-Plough Corp.	5.550%	12/1/2013	5,750	5,863
SUPERVALU Inc.	7.500%	5/15/2012	1,000	1,066
Tyson Foods, Inc.	8.250%	10/1/2011	5,500	6,177
UnitedHealth Group, Inc.	4.875%	4/1/2013	4,000	3,967
UnitedHealth Group, Inc.	5.000%	8/15/2014	2,225	2,211
UnitedHealth Group, Inc.	4.875%	3/15/2015	1,925	1,893
UST, Inc.	6.625%	7/15/2012	1,000	1,056
WellPoint Inc.	6.375%	1/15/2012	1,650	1,756
WellPoint Inc.	6.800%	8/1/2012	3,500	3,824
WellPoint Inc.	5.000%	12/15/2014	3,250	3,185
Wrigley Co.	4.650%	7/15/2015	3,350	3,276
4 Wyeth	6.950%	3/15/2011	3,000	3,233
4 Wyeth	5.500%	3/15/2013	11,550	11,711
Wyeth	5.500%	2/1/2014	6,775	6,870
Energy (1.7%)
Amerada Hess Corp.	6.650%	8/15/2011	2,750	2,961
Anadarko Finance Co.	6.750%	5/1/2011	5,300	5,721
Apache Corp.	6.250%	4/15/2012	2,300	2,491
BP Amoco PLC	8.500%	4/1/2012	1,700	2,030
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,155
Burlington Resources, Inc.	6.500%	12/1/2011	2,525	2,733
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,697
Canadian Natural Resources	5.450%	10/1/2012	750	766
Conoco Funding Co.	6.350%	10/15/2011	13,675	14,588
Devon Financing Corp.	6.875%	9/30/2011	8,500	9,272
Diamond Offshore Drilling	4.875%	7/1/2015	2,050	1,994
Encana Corp.	4.750%	10/15/2013	1,125	1,099
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,675	2,779
Husky Energy Inc.	6.250%	6/15/2012	2,225	2,339
Marathon Oil Corp.	6.125%	3/15/2012	4,800	5,083
Nexen, Inc.	5.050%	11/20/2013	3,000	2,964
Occidental Petroleum	6.750%	1/15/2012	3,750	4,132
Ocean Energy, Inc.	7.250%	10/1/2011	875	965
PanCanadian Energy Corp.	6.300%	11/1/2011	4,000	4,252
Petro-Canada	4.000%	7/15/2013	1,800	1,668
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,650	2,594
2 3 PF Export Receivables Master Trust	6.600%	12/1/2011	4,416	4,465
Sunoco, Inc.	4.875%	10/15/2014	950	931
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,125
Union Oil Co. of California	5.050%	10/1/2012	3,400	3,452
Valero Energy Corp.	6.875%	4/15/2012	6,100	6,650
XTO Energy, Inc.	7.500%	4/15/2012	1,000	1,123
XTO Energy, Inc.	6.250%	4/15/2013	3,775	4,014
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,676
XTO Energy, Inc.	5.000%	1/31/2015	400	390
XTO Energy, Inc.	5.300%	6/30/2015	1,625	1,619
Technology (0.8%)
Affiliated Computer Services	5.200%	6/1/2015	800	680
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,066
3 Computer Associates Inc.	5.625%	12/1/2014	750	734
Computer Sciences Corp.	5.000%	2/15/2013	3,100	2,922
Deluxe Corp.	5.125%	10/1/2014	1,750	1,470
4 Electronic Data Systems	6.500%	8/1/2013	4,950	5,101
First Data Corp.	5.625%	11/1/2011	2,750	2,764
First Data Corp.	4.850%	10/1/2014	4,050	3,812
First Data Corp.	4.950%	6/15/2015	2,500	2,357
Harris Corp.	5.000%	10/1/2015	1,425	1,383
Hewlett-Packard Co.	6.500%	7/1/2012	2,500	2,699
International Business Machines Corp.	4.750%	11/29/2012	4,500	4,460
International Business Machines Corp.	7.500%	6/15/2013	4,000	4,625
Motorola, Inc.	8.000%	11/1/2011	3,650	4,180
Pitney Bowes, Inc.	4.625%	10/1/2012	250	244
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,393
Pitney Bowes, Inc.	4.875%	8/15/2014	6,300	6,201
Science Applications International Corp.	6.250%	7/1/2012	1,000	1,043
Transportation (0.6%)
American Airlines, Inc.	7.024%	10/15/2009	3,550	3,661
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	2,665	2,875
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	5,000	5,216
Canadian National Railway Co.	6.375%	10/15/2011	1,600	1,709
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,909
Canadian Pacific Rail	6.250%	10/15/2011	1,900	2,023
Continental Airlines, Inc.	6.563%	2/15/2012	500	521
CSX Corp.	6.300%	3/15/2012	4,500	4,798
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,157
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	3,119
Southwest Airlines Co.	6.500%	3/1/2012	2,400	2,532
Union Pacific Corp.	7.250%	11/1/2008	3,500	3,709
Union Pacific Corp.	6.650%	1/15/2011	1,755	1,866
Union Pacific Corp.	6.125%	1/15/2012	100	106
Union Pacific Corp.	6.500%	4/15/2012	2,375	2,558
Other (0.2%)
Black & Decker Corp.	7.125%	6/1/2011	1,500	1,613
Black & Decker Corp.	4.750%	11/1/2014	1,000	941
3 Cooper Industries, Inc.	5.250%	11/15/2012	1,400	1,400
Dover Corp.	4.875%	10/15/2015	2,400	2,358
Hughes Supply Inc.	5.500%	10/15/2014	1,750	1,697
Plum Creek Timber Co.	5.875%	11/15/2015	1,650	1,674

	1,304,765

Utilities (4.7%)
Electric (3.4%)
AEP Texas Central Co.	5.500%	2/15/2013	1,500	1,531
Alliant Energy Resources	9.750%	1/15/2013	1,000	1,252
American Electric Power Co., Inc.	5.250%	6/1/2015	1,850	1,837
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,583
Arizona Public Service Co.	5.800%	6/30/2014	500	515
Arizona Public Service Co.	4.650%	5/15/2015	5,325	5,056
Boston Edison Co.	4.875%	4/15/2014	2,350	2,323
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,108
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,900	4,008
Commonwealth Edison Co.	6.150%	3/15/2012	3,500	3,601
Commonwealth Edison Co.	4.700%	4/15/2015	700	671
Consolidated Edison, Inc.	4.875%	2/1/2013	5,000	4,950
Constellation Energy Group, Inc.	7.000%	4/1/2012	5,300	5,790
Constellation Energy Group, Inc.	4.550%	6/15/2015	500	471
Consumers Energy Co.	5.000%	2/15/2012	3,175	3,103
Consumers Energy Co.	5.375%	4/15/2013	1,000	996
4 Dayton Power & Light	5.125%	10/1/2013	1,875	1,861
Dominion Resources, Inc.	6.250%	6/30/2012	4,000	4,197
Dominion Resources, Inc.	5.150%	7/15/2015	1,800	1,748
DTE Energy Co.	7.050%	6/1/2011	1,825	1,969
Duke Capital Corp.	6.250%	2/15/2013	1,700	1,777
Duke Capital Corp.	5.500%	3/1/2014	1,000	1,002
Duke Capital Corp.	5.668%	8/15/2014	1,000	1,008
Duke Energy Corp.	6.250%	1/15/2012	6,200	6,552
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,055
Empresa Nacional Electric	8.350%	8/1/2013	2,125	2,417
Energy East Corp.	6.750%	6/15/2012	1,750	1,920
Exelon Corp.	4.900%	6/15/2015	2,875	2,746
Exelon Generation Co. LLC	6.950%	6/15/2011	5,000	5,383
Exelon Generation Co. LLC	5.350%	1/15/2014	1,000	1,000
FirstEnergy Corp.	6.450%	11/15/2011	8,700	9,223
Florida Power & Light Co.	4.850%	2/1/2013	3,000	2,975
HQI Transelec Chile SA	7.875%	4/15/2011	1,270	1,407
Metropolitan Edison	4.875%	4/1/2014	1,000	975
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	4,003
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	3,000	3,089
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	582
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	8,210	9,158
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	1,962
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,618
NiSource Finance Corp.	5.400%	7/15/2014	3,250	3,251
Northern States Power Co.	8.000%	8/28/2012	2,500	2,916
Ohio Power Co.	5.500%	2/15/2013	2,000	2,024
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,000	3,172
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	186
Pacific Gas & Electric Co.	4.200%	3/1/2011	3,125	2,990
Pacific Gas & Electric Co.	4.800%	3/1/2014	4,800	4,676
PacifiCorp	6.900%	11/15/2011	3,400	3,714
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,604
PPL Energy Supply LLC	6.400%	11/1/2011	5,000	5,274
Progress Energy, Inc.	7.100%	3/1/2011	12,225	13,152
Progress Energy, Inc.	6.850%	4/15/2012	775	834
PSE&G Power LLC	7.750%	4/15/2011	2,375	2,635
PSE&G Power LLC	6.950%	6/1/2012	7,975	8,662
Public Service Co. of Colorado	7.875%	10/1/2012	3,775	4,395
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,028
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,023
SCANA Corp.	6.875%	5/15/2011	1,325	1,437
SCANA Corp.	6.250%	2/1/2012	1,320	1,399
Southern California Edison Co.	5.000%	1/15/2014	3,100	3,071
Southern California Edison Co.	4.650%	4/1/2015	500	482
Southern Power Co.	6.250%	7/15/2012	5,655	5,925
Tampa Electric	6.875%	6/15/2012	1,000	1,092
TXU Energy Co.	7.000%	3/15/2013	5,000	5,320
Wisconsin Energy Corp.	6.500%	4/1/2011	1,200	1,274
Xcel Energy, Inc.	7.000%	12/1/2010	2,500	2,695
Natural Gas (1.3%)
AGL Capital Corp.	7.125%	1/14/2011	1,225	1,342
Atmos Energy Corp.	5.125%	1/15/2013	2,000	1,969
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,272
CenterPoint Energy Resources	7.875%	4/1/2013	6,250	7,169
Consolidated Natural Gas	6.850%	4/15/2011	1,250	1,343
Consolidated Natural Gas	6.250%	11/1/2011	10,500	11,041
Consolidated Natural Gas	5.000%	12/1/2014	1,675	1,623
Enbridge Energy Partners	4.900%	3/1/2015	700	689
3 Energy Transfer Partners LP	5.650%	8/1/2012	1,950	1,924
Energy Transfer Partners LP	5.950%	2/1/2015	3,275	3,265
Enterprise Products Operating LP	5.600%	10/15/2014	6,600	6,603
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,000	1,090
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	2,110
Kinder Morgan, Inc.	6.500%	9/1/2012	14,425	15,265
Oneok Inc.	5.200%	6/15/2015	4,850	4,694
4 Plains All American Pipeline LP	5.625%	12/15/2013	1,500	1,515
San Diego Gas & Electric	5.300%	11/15/2015	450	454
Sempra Energy	6.000%	2/1/2013	4,150	4,284
Teppco Partners, LP	7.625%	2/15/2012	2,000	2,219
Texas Gas Transmission	4.600%	6/1/2015	500	475
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,809
Valero Logistics	6.050%	3/15/2013	2,000	2,079

	277,887

Total Corporate Bonds
(Cost $2,732,281)	2,727,218

Sovereign Bonds (U.S. Dollar-Denominated) (5.2%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,521
China Development Bank	4.750%	10/8/2014	2,700	2,635
China Development Bank	5.000%	10/15/2015	2,650	2,601
Corp. Andina de Fomento	6.875%	3/15/2012	2,300	2,504
Corp. Andina de Fomento	5.200%	5/21/2013	2,500	2,492
Development Bank of Japan	4.250%	6/9/2015	2,325	2,230
European Bank for Reconstruction & Development	5.000%	5/19/2014	3,400	3,481
European Investment Bank	4.625%	5/15/2014	11,650	11,691
Export-Import Bank of Korea	5.125%	3/16/2015	3,300	3,272
Federation of Malaysia	7.500%	7/15/2011	7,600	8,504
Financement Quebec	5.000%	10/25/2012	2,000	2,020
Inter-American Development Bank	4.375%	9/20/2012	15,000	14,727
Inter-American Development Bank	4.250%	9/14/2015	4,000	3,869
International Bank for Reconstruction & Development	3.625%	5/21/2013	2,500	2,412
Japan Finance Corp.	4.625%	4/21/2015	9,700	9,507
Korea Development Bank	5.750%	9/10/2013	6,475	6,700
Korea Electric Power	7.750%	4/1/2013	2,300	2,666
Kreditanstalt Fur Wiederaufbau	4.125%	10/15/2014	12,175	11,707
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,000	1,979
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,507
2 Pemex Finance Ltd.	9.690%	8/15/2009	3,750	4,065
4 Pemex Project Funding Master Trust	8.000%	11/15/2011	5,875	6,580
Pemex Project Funding Master Trust	7.375%	12/15/2014	4,825	5,344
People's Republic of China	4.750%	10/29/2013	5,000	4,906
Province of British Columbia	4.300%	5/30/2013	1,750	1,721
Province of Manitoba	7.500%	2/22/2010	1,000	1,104
Province of Nova Scotia	5.750%	2/27/2012	2,500	2,619
Province of Ontario	5.125%	7/17/2012	2,250	2,308
Province of Ontario	4.375%	2/15/2013	6,000	5,896
Province of Ontario	4.500%	2/3/2015	3,550	3,472
Province of Quebec	6.125%	1/22/2011	2,500	2,638
Province of Quebec	4.875%	5/5/2014	5,500	5,504
Province of Quebec	4.600%	5/26/2015	4,800	4,684
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,165
Quebec Hydro Electric	6.300%	5/11/2011	7,500	7,938
Republic of Chile	7.125%	1/11/2012	4,000	4,432
Republic of Chile	5.500%	1/15/2013	4,450	4,566
Republic of Hungary	4.750%	2/3/2015	5,350	5,232
Republic of Italy	6.000%	2/22/2011	6,450	6,801
Republic of Italy	5.625%	6/15/2012	18,925	19,769
Republic of Italy	4.375%	6/15/2013	7,500	7,366
Republic of Italy	4.500%	1/21/2015	13,350	12,933
Republic of Korea	4.250%	6/1/2013	3,000	2,845
^ Republic of Korea	4.875%	9/22/2014	6,200	6,084
Republic of Poland	6.250%	7/3/2012	5,875	6,235
Republic of Poland	5.250%	1/15/2014	4,700	4,782
Republic of Poland	5.000%	10/19/2015	4,500	4,491
Republic of South Africa	7.375%	4/25/2012	7,150	7,963
Republic of South Africa	6.500%	6/2/2014	2,225	2,409
State of Israel	4.625%	6/15/2013	2,800	2,738
State of Israel	5.125%	3/1/2014	2,000	2,008
United Mexican States	8.375%	1/14/2011	9,000	10,260
United Mexican States	7.500%	1/14/2012	4,000	4,460
United Mexican States	6.375%	1/16/2013	8,600	9,159
United Mexican States	5.875%	1/15/2014	10,425	10,779
United Mexican States	6.625%	3/3/2015	11,350	12,400

Total Sovereign Bonds
(Cost $312,520)	312,681

Taxable Municipal Bonds (0.0%)

Wisconsin Public Service Rev
(Cost $1,346)	4.800%	5/1/2013	1,350	1,340

	Shares

Temporary Cash Investments (0.4%)

5 Vanguard Market Liquidity Fund, 4.274%	19,784,980	19,785
5 Vanguard Market Liquidity Fund, 4.274%	1,120,980	1,121

Total Temporary Cash Investments
(Cost $20,906)		20,906

Total Investments (99.1%)
(Cost $5,928,206)		5,902,130

Other Assets and Liabilities—Net (0.9%)		55,627

Net Assets (100%)		5,957,757

^	Part of security position is on loan to broker/dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $43,928,000, representing 0.7% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard Long-Term Bond Index Fund
Schedule of Investments
December 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (56.0%)

U.S. Government Securities (50.0%)
U.S. Treasury Bond	11.250%	2/15/2015	965	1,453
U.S. Treasury Bond	10.625%	8/15/2015	550	814
U.S. Treasury Bond	9.875%	11/15/2015	350	500
U.S. Treasury Bond	9.250%	2/15/2016	1,350	1,871
U.S. Treasury Bond	7.250%	5/15/2016	100	123
U.S. Treasury Bond	7.500%	11/15/2016	45	57
U.S. Treasury Bond	8.750%	5/15/2017	49,290	67,712
U.S. Treasury Bond	8.875%	8/15/2017	45,200	62,828
U.S. Treasury Bond	9.125%	5/15/2018	650	930
U.S. Treasury Bond	9.000%	11/15/2018	30,728	43,951
U.S. Treasury Bond	8.875%	2/15/2019	45,525	64,767
U.S. Treasury Bond	8.125%	8/15/2019	17,470	23,713
U.S. Treasury Bond	8.500%	2/15/2020	33,250	46,685
U.S. Treasury Bond	8.750%	5/15/2020	4,425	6,351
U.S. Treasury Bond	8.750%	8/15/2020	19,325	27,822
U.S. Treasury Bond	7.875%	2/15/2021	22,530	30,514
U.S. Treasury Bond	8.125%	8/15/2021	35,345	49,091
U.S. Treasury Bond	8.000%	11/15/2021	25,045	34,543
U.S. Treasury Bond	7.250%	8/15/2022	17,625	22,976
U.S. Treasury Bond	7.625%	11/15/2022	35,895	48,469
U.S. Treasury Bond	7.125%	2/15/2023	500	647
U.S. Treasury Bond	6.250%	8/15/2023	2,775	3,317
U.S. Treasury Bond	7.500%	11/15/2024	7,225	9,832
U.S. Treasury Bond	7.625%	2/15/2025	36,200	49,934
U.S. Treasury Bond	6.875%	8/15/2025	21,475	27,689
U.S. Treasury Bond	6.000%	2/15/2026	275	325
U.S. Treasury Bond	6.750%	8/15/2026	42,700	54,729
U.S. Treasury Bond	6.500%	11/15/2026	4,025	5,034
U.S. Treasury Bond	6.625%	2/15/2027	39,840	50,590
U.S. Treasury Bond	6.375%	8/15/2027	45,430	56,340
U.S. Treasury Bond	6.125%	11/15/2027	14,550	17,574
U.S. Treasury Bond	5.500%	8/15/2028	43,225	48,655
U.S. Treasury Bond	5.250%	11/15/2028	32,820	35,836
U.S. Treasury Bond	6.125%	8/15/2029	12,780	15,584
U.S. Treasury Bond	6.250%	5/15/2030	13,150	16,347
U.S. Treasury Note	7.000%	7/15/2006	775	785
U.S. Treasury Note	3.375%	2/28/2007	9,150	9,038
U.S. Treasury Note	3.750%	3/31/2007	1,650	1,636
U.S. Treasury Note	2.625%	3/15/2009	2,975	2,821
U.S. Treasury Note	3.375%	10/15/2009	1,000	966
U.S. Treasury Note	3.875%	5/15/2010	450	441
U.S. Treasury Note	4.875%	2/15/2012	650	667
U.S. Treasury Note	3.875%	2/15/2013	1,450	1,406
U.S. Treasury Note	4.250%	8/15/2013	1,350	1,338

	946,701

Agency Bonds and Notes (6.0%)
1 Federal Farm Credit Bank	4.875%	12/16/2015	2,050	2,057
1 Federal Home Loan Bank	5.375%	5/15/2019	7,250	7,532
1 Federal Home Loan Bank	5.125%	8/15/2019	500	507
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	8,200	10,207
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	10,600	13,332
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	6,100	7,276
1 Federal National Mortgage Assn	0.000%	6/1/2017	6,325	3,621
1 Federal National Mortgage Assn	0.000%	10/9/2019	8,300	4,162
1 Federal National Mortgage Assn	6.250%	5/15/2029	5,700	6,711
1 Federal National Mortgage Assn	7.125%	1/15/2030	10,475	13,641
1 Federal National Mortgage Assn	7.250%	5/15/2030	6,935	9,168
1 Federal National Mortgage Assn	6.625%	11/15/2030	11,100	13,726
1 Federal National Mortgage Assn	6.210%	8/6/2038	1,000	1,190
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	1,375	1,477
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	325	349
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,900	3,106
1 Tennessee Valley Auth	6.250%	12/15/2017	2,600	2,904
1 Tennessee Valley Auth	6.750%	11/1/2025	4,500	5,575
1 Tennessee Valley Auth	7.125%	5/1/2030	3,250	4,249
1 Tennessee Valley Auth	4.650%	6/15/2035	2,825	2,682

	113,472

Total U.S. Government and Agency Obligations
(Cost $1,009,578)	1,060,173

Corporate Bonds (36.2%)

Asset-Backed Securities (0.2%)
2 3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	450	542
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,500	2,827

	3,369

Finance (8.8%)
Banking (4.9%)
Abbey National PLC	7.950%	10/26/2029	3,550	4,590
ABN AMRO Bank NV	4.650%	6/4/2018	2,250	2,119
Associates Corp. of North America	6.950%	11/1/2018	1,150	1,324
Banc One Corp.	7.750%	7/15/2025	2,000	2,477
Banc One Corp.	7.625%	10/15/2026	4,350	5,338
Bank of America Corp.	5.375%	6/15/2014	1,000	1,019
Bank of America Corp.	5.250%	12/1/2015	5,500	5,524
Bank of America Corp.	5.625%	3/8/2035	2,375	2,337
Barclays Bank PLC	6.278%	12/29/2049	750	748
BB&T Corp.	5.200%	12/23/2015	1,925	1,932
BB&T Corp.	4.900%	6/30/2017	1,525	1,482
BB&T Corp.	5.250%	11/1/2019	1,000	990
Citicorp Capital II	8.015%	2/15/2027	450	479
Citigroup, Inc.	5.300%	1/7/2016	4,050	4,092
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,269
Citigroup, Inc.	5.875%	2/22/2033	2,150	2,226
Citigroup, Inc.	6.000%	10/31/2033	2,200	2,314
Citigroup, Inc.	5.850%	12/11/2034	2,300	2,409
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,600	3,157
Fifth Third Bank	4.500%	6/1/2018	1,550	1,431
First Union Institutional Capital I	8.040%	12/1/2026	500	531
Fleet Capital Trust II	7.920%	12/11/2026	1,150	1,218
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	466
HSBC Bank USA	5.875%	11/1/2034	2,525	2,573
HSBC Bank USA	5.625%	8/15/2035	1,700	1,637
HSBC Holdings PLC	7.625%	5/17/2032	1,050	1,311
HSBC Holdings PLC	7.350%	11/27/2032	200	243
JPM Capital Trust II	7.950%	2/1/2027	500	532
JPMorgan Capital Trust	5.875%	3/15/2035	525	524
JPMorgan Chase & Co.	5.850%	8/1/2035	825	821
Key Bank NA	6.950%	2/1/2028	1,693	1,932
Marshall & Ilsley Bank	5.000%	1/17/2017	1,000	978
Mellon Capital II	7.995%	1/15/2027	2,100	2,235
National City Corp.	6.875%	5/15/2019	1,700	1,934
NationsBank Corp.	6.800%	3/15/2028	375	433
NB Capital Trust IV	8.250%	4/15/2027	400	428
PNC Bank NA	4.875%	9/21/2017	2,350	2,261
Royal Bank of Scotland Group PLC	7.648%	8/29/2049	3,625	4,379
State Street Capital Trust	5.300%	1/15/2016	375	379
State Street Capital Trust	5.250%	10/15/2018	1,000	994
SunTrust Banks, Inc.	5.200%	1/17/2017	1,000	997
SunTrust Banks, Inc.	5.450%	12/1/2017	1,350	1,373
SunTrust Capital II	7.900%	6/15/2027	750	804
Swiss Bank Corp.	7.000%	10/15/2015	1,000	1,136
Swiss Bank Corp.	7.375%	6/15/2017	550	648
Synovus Financial Corp.	5.125%	6/15/2017	750	727
Wachovia Corp.	6.605%	10/1/2025	725	805
3 Wachovia Corp.	8.000%	12/15/2026	2,300	2,440
Wachovia Corp.	7.500%	4/15/2035	150	188
Wachovia Corp.	5.500%	8/1/2035	2,875	2,810
Wachovia Corp.	6.550%	10/15/2035	125	140
Washington Mutual Capital I	8.375%	6/1/2027	1,250	1,342
Washington Mutual, Inc.	5.250%	9/15/2017	1,850	1,807
Wells Fargo & Co.	5.125%	9/15/2016	2,325	2,312
Wells Fargo & Co.	5.375%	2/7/2035	1,450	1,430
Brokerage (1.0%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,075	999
Goldman Sachs Group, Inc.	6.125%	2/15/2033	4,950	5,211
Goldman Sachs Group, Inc.	6.345%	2/15/2034	4,100	4,280
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	750	789
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	625	691
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	3,075	3,481
Morgan Stanley Dean Witter	7.250%	4/1/2032	2,025	2,434
Finance Companies (0.8%)
American Express Credit Corp.	5.300%	12/2/2015	900	907
Capital One Bank	5.250%	2/21/2017	900	873
General Electric Capital Corp.	6.750%	3/15/2032	9,800	11,552
SLM Corp.	5.050%	11/14/2014	1,400	1,386
SLM Corp.	5.625%	8/1/2033	950	989
Insurance (1.8%)
ACE Capital Trust II	9.700%	4/1/2030	350	486
Allstate Corp.	6.125%	12/15/2032	1,250	1,326
Allstate Corp.	5.350%	6/1/2033	750	716
Allstate Corp.	5.550%	5/9/2035	2,000	1,963
Ambac, Inc.	5.950%	12/5/2035	1,050	1,072
American General Capital II	8.500%	7/1/2030	700	941
Aon Capital Trust	8.205%	1/1/2027	1,075	1,278
Arch Capital Group Ltd.	7.350%	5/1/2034	625	712
Assurant, Inc.	6.750%	2/15/2034	1,200	1,310
AXA SA	8.600%	12/15/2030	2,700	3,611
Cincinnati Financial Corp.	6.125%	11/1/2034	1,000	1,044
Endurance Specialty Holdings	7.000%	7/15/2034	700	741
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	400	426
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	1,350	1,515
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	400	490
Genworth Financial, Inc.	6.500%	6/15/2034	875	980
Hartford Life, Inc.	7.650%	6/15/2027	400	497
Hartford Life, Inc.	7.375%	3/1/2031	800	980
Loews Corp.	5.250%	3/15/2016	500	493
Loews Corp.	6.000%	2/1/2035	800	802
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	400	386
MBIA, Inc.	5.700%	12/1/2034	1,000	986
MetLife, Inc.	6.500%	12/15/2032	1,825	2,028
MetLife, Inc.	6.375%	6/15/2034	1,200	1,315
MetLife, Inc.	5.700%	6/15/2035	1,250	1,252
Progressive Corp.	6.625%	3/1/2029	1,000	1,141
Prudential Financial, Inc.	5.750%	7/15/2033	1,000	1,010
Prudential Financial, Inc.	5.400%	6/13/2035	350	334
Royal & Sun Alliance	8.950%	10/15/2029	850	1,083
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	650	657
Transatlantic Holdings	5.750%	12/14/2015	1,000	1,012
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,000	1,056
XL Capital Ltd.	6.375%	11/15/2024	575	599
Real Estate Investment Trusts (0.2%)
EOP Operating LP	7.875%	7/15/2031	1,150	1,361
ERP Operating LP	5.200%	4/1/2013	500	497
ERP Operating LP	5.125%	3/15/2016	475	466
Health Care REIT, Inc.	6.200%	6/1/2016	175	175
HRPT Properties Trust	6.250%	8/15/2016	750	784
3 Simon Property Group Inc.	5.750%	12/1/2015	1,300	1,313
Other (0.1%)
J. Paul Getty Trust	5.875%	10/1/2033	750	794

	166,249

Industrial (22.9%)
Basic Industry (1.6%)
Alcan, Inc.	7.250%	3/15/2031	1,250	1,454
Alcan, Inc.	6.125%	12/15/2033	1,025	1,058
Aluminum Co. of America	6.750%	1/15/2028	1,350	1,555
BHP Finance USA Ltd.	6.420%	3/1/2026	1,000	1,113
Dow Chemical Co.	7.375%	11/1/2029	2,025	2,437
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	800	900
Eastman Chemical Co.	7.250%	1/15/2024	900	1,001
Eastman Chemical Co.	7.600%	2/1/2027	300	347
Inco Ltd.	7.200%	9/15/2032	900	987
International Paper Co.	5.250%	4/1/2016	450	428
Lubrizol Corp.	6.500%	10/1/2034	825	865
3 Monsanto Co.	5.500%	8/15/2025	1,350	1,311
Newmont Mining	5.875%	4/1/2035	1,100	1,090
Noranda, Inc.	5.500%	6/15/2017	1,250	1,202
Placer Dome, Inc.	6.450%	10/15/2035	700	735
2 Rohm & Haas Co.	9.800%	4/15/2020	399	507
Rohm & Haas Co.	7.850%	7/15/2029	1,300	1,678
Teck Cominco Ltd.	6.125%	10/1/2035	1,800	1,772
Vale Overseas Ltd.	8.250%	1/17/2034	1,725	1,979
Westvaco Corp.	8.200%	1/15/2030	1,325	1,542
Westvaco Corp.	7.950%	2/15/2031	400	453
Weyerhaeuser Co.	6.950%	8/1/2017	350	374
Weyerhaeuser Co.	8.500%	1/15/2025	600	729
Weyerhaeuser Co.	7.375%	3/15/2032	3,050	3,396
Willamette Ind	7.850%	7/1/2026	1,000	1,148
Capital Goods (2.2%)
Caterpillar, Inc.	6.625%	7/15/2028	500	579
Caterpillar, Inc.	7.300%	5/1/2031	900	1,136
Caterpillar, Inc.	6.950%	5/1/2042	1,425	1,756
CRH America Inc.	6.400%	10/15/2033	750	821
Deere & Co.	8.100%	5/15/2030	1,000	1,348
Emerson Electric Co.	4.500%	5/1/2013	600	580
Emerson Electric Co.	6.000%	8/15/2032	400	434
General Dynamics Corp.	5.375%	8/15/2015	500	514
Lockheed Martin Corp.	7.750%	5/1/2026	150	188
Lockheed Martin Corp.	8.500%	12/1/2029	4,200	5,698
Masco Corp.	7.750%	8/1/2029	550	649
Masco Corp.	6.500%	8/15/2032	1,275	1,301
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	500	567
Northrop Grumman Corp.	7.750%	2/15/2031	3,600	4,585
PACTIV Corp.	7.950%	12/15/2025	1,000	1,160
Raytheon Co.	6.400%	12/15/2018	500	545
Raytheon Co.	7.200%	8/15/2027	1,250	1,483
Raytheon Co.	7.000%	11/1/2028	1,000	1,173
Republic Services, Inc.	6.086%	3/15/2035	725	740
The Boeing Co.	8.750%	8/15/2021	300	407
The Boeing Co.	8.750%	9/15/2031	850	1,229
The Boeing Co.	6.125%	2/15/2033	1,725	1,902
The Boeing Co.	6.625%	2/15/2038	1,050	1,229
TRW, Inc.	7.750%	6/1/2029	250	320
Tyco International Group SA	7.000%	6/15/2028	2,675	2,919
United Technologies Corp.	8.875%	11/15/2019	545	722
United Technologies Corp.	6.700%	8/1/2028	250	290
United Technologies Corp.	7.500%	9/15/2029	1,875	2,380
United Technologies Corp.	5.400%	5/1/2035	1,200	1,200
USA Waste Services, Inc.	7.000%	7/15/2028	2,050	2,310
Waste Management, Inc.	7.750%	5/15/2032	1,125	1,398
WMX Technologies Inc.	7.100%	8/1/2026	125	142
Communication (7.2%)
Alltel Corp.	7.875%	7/1/2032	2,125	2,638
America Movil SA de C.V	6.375%	3/1/2035	2,100	2,048
Ameritech Capital Funding	6.550%	1/15/2028	1,000	1,013
4 AT&T Corp.	9.750%	11/15/2031	5,200	6,535
AT&T Wireless Services, Inc.	8.750%	3/1/2031	4,225	5,596
BellSouth Capital Funding	7.875%	2/15/2030	4,375	5,324
BellSouth Corp.	6.550%	6/15/2034	2,475	2,664
BellSouth Corp.	6.000%	11/15/2034	2,190	2,193
BellSouth Telecommunications	6.375%	6/1/2028	1,885	1,962
4 British Telecommunications PLC	8.875%	12/15/2030	4,975	6,686
CenturyTel Enterprises	6.875%	1/15/2028	550	562
Cingular Wireless	7.125%	12/15/2031	1,400	1,608
Clear Channel Communications, Inc.	5.500%	12/15/2016	275	255
Clear Channel Communications, Inc.	7.250%	10/15/2027	700	724
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	2,698	3,534
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,000	1,227
Comcast Corp.	4.950%	6/15/2016	3,250	3,062
Comcast Corp.	7.050%	3/15/2033	1,375	1,490
Comcast Corp.	5.650%	6/15/2035	1,525	1,405
Comcast Corp.	6.500%	11/15/2035	1,500	1,532
4 Deutsche Telekom International Finance	8.250%	6/15/2030	7,775	10,053
4 France Telecom	8.500%	3/1/2031	4,575	6,169
Grupo Televisa SA	6.625%	3/18/2025	1,600	1,650
Grupo Televisa SA	8.500%	3/11/2032	250	296
GTE Corp.	8.750%	11/1/2021	900	1,136
GTE Corp.	6.940%	4/15/2028	2,275	2,451
Knight Ridder, Inc.	5.750%	9/1/2017	1,075	913
Koninklijke KPN NV	8.375%	10/1/2030	1,575	1,905
Michigan Bell Telephone Co.	7.850%	1/15/2022	1,522	1,743
New England Telephone & Telegraph Co.	7.875%	11/15/2029	400	445
News America Holdings, Inc.	8.000%	10/17/2016	1,250	1,472
News America Holdings, Inc.	8.150%	10/17/2036	1,225	1,478
News America Holdings, Inc.	7.750%	12/1/2045	1,225	1,399
News America Inc.	7.250%	5/18/2018	350	394
News America Inc.	6.550%	3/15/2033	225	231
News America Inc.	6.200%	12/15/2034	2,625	2,604
3 News America Inc.	6.400%	12/15/2035	2,450	2,480
Pacific Bell	7.125%	3/15/2026	550	609
SBC Communications, Inc.	5.625%	6/15/2016	1,350	1,357
SBC Communications, Inc.	6.450%	6/15/2034	2,025	2,109
SBC Communications, Inc.	6.150%	9/15/2034	2,400	2,403
Sprint Capital Corp.	6.900%	5/1/2019	1,050	1,152
Sprint Capital Corp.	6.875%	11/15/2028	4,850	5,317
Sprint Capital Corp.	8.750%	3/15/2032	5,050	6,675
TCI Communications, Inc.	7.875%	2/15/2026	700	812
Telecom Italia Capital	6.375%	11/15/2033	1,975	2,000
Telecom Italia Capital	6.000%	9/30/2034	2,425	2,339
Telefonica Europe BV	8.250%	9/15/2030	2,300	2,855
Thomson Corp.	5.500%	8/15/2035	900	882
Time Warner Entertainment	8.375%	3/15/2023	2,225	2,560
Time Warner Entertainment	8.375%	7/15/2033	1,150	1,356
US Cellular	6.700%	12/15/2033	950	942
Verizon Global Funding Corp.	7.750%	12/1/2030	6,100	7,257
Verizon Global Funding Corp.	5.850%	9/15/2035	850	822
Verizon Maryland, Inc.	5.125%	6/15/2033	500	422
Verizon New York, Inc.	7.375%	4/1/2032	650	684
Vodafone AirTouch PLC	7.875%	2/15/2030	2,000	2,478
Vodafone Group PLC	4.625%	7/15/2018	1,500	1,370
Vodafone Group PLC	6.250%	11/30/2032	200	209
Consumer Cyclical (2.6%)
Chrysler Corp.	7.450%	3/1/2027	2,400	2,599
Chrysler Corp.	7.450%	2/1/2097	829	854
Chrysler Corp.	7.400%	8/1/2097	1,000	1,024
D.R. Horton, Inc.	5.625%	1/15/2016	750	711
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,875	2,272
Federated Department Stores, Inc.	6.790%	7/15/2027	800	844
Federated Department Stores, Inc.	7.000%	2/15/2028	600	651
Federated Department Stores, Inc.	6.900%	4/1/2029	150	162
Harrah's Operating Co., Inc.	5.750%	10/1/2017	1,675	1,627
Kohl's Corp.	6.000%	1/15/2033	400	395
Limited Brands Inc.	6.950%	3/1/2033	250	252
Lowe's Cos., Inc.	6.875%	2/15/2028	550	643
Lowe's Cos., Inc.	6.500%	3/15/2029	800	902
Lowe's Cos., Inc.	5.500%	10/15/2035	800	807
2 May Department Stores Co.	9.750%	2/15/2021	31	38
May Department Stores Co.	6.650%	7/15/2024	1,450	1,523
May Department Stores Co.	6.700%	7/15/2034	825	881
Nordstrom, Inc.	6.950%	3/15/2028	300	334
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,111
Pulte Homes, Inc.	6.375%	5/15/2033	600	560
Pulte Homes, Inc.	6.000%	2/15/2035	400	356
Target Corp.	7.000%	7/15/2031	550	670
Target Corp.	6.350%	11/1/2032	1,900	2,151
The Walt Disney Co.	7.000%	3/1/2032	2,100	2,403
Time Warner, Inc.	9.150%	2/1/2023	1,980	2,441
Time Warner, Inc.	7.570%	2/1/2024	500	546
Time Warner, Inc.	6.625%	5/15/2029	2,725	2,730
Time Warner, Inc.	7.625%	4/15/2031	6,335	7,028
Time Warner, Inc.	7.700%	5/1/2032	2,040	2,291
Viacom Inc.	4.625%	5/15/2018	150	130
Viacom Inc.	7.875%	7/30/2030	2,640	2,991
Viacom Inc.	5.500%	5/15/2033	775	674
Wal-Mart Stores, Inc.	7.550%	2/15/2030	2,500	3,188
Wal-Mart Stores, Inc.	5.250%	9/1/2035	4,450	4,308
Consumer Noncyclical (4.2%)
Albertson's, Inc.	7.450%	8/1/2029	1,050	975
Albertson's, Inc.	8.000%	5/1/2031	1,300	1,281
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	628
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,625	3,112
Anheuser-Busch Cos., Inc.	5.950%	1/15/2033	650	694
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,262
Archer-Daniels-Midland Co.	7.500%	3/15/2027	350	428
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,375	2,778
Archer-Daniels-Midland Co.	5.375%	9/15/2035	1,225	1,174
Boston Scientific	6.250%	11/15/2035	1,450	1,540
Bristol-Myers Squibb Co.	7.150%	6/15/2023	1,350	1,603
Bristol-Myers Squibb Co.	6.800%	11/15/2026	239	277
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	224
C.R. Bard, Inc.	6.700%	12/1/2026	500	574
Cardinal Health, Inc.	5.850%	12/15/2017	600	607
CIGNA Corp.	7.875%	5/15/2027	700	848
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	2,000	2,627
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	500	634
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	300	349
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	1,950	2,256
Coca-Cola Enterprises Inc.	6.750%	9/15/2028	1,750	1,990
ConAgra Foods, Inc.	9.750%	3/1/2021	750	970
ConAgra Foods, Inc.	7.125%	10/1/2026	1,650	1,813
ConAgra Foods, Inc.	8.250%	9/15/2030	950	1,174
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,214
Genentech Inc.	5.250%	7/15/2035	1,025	989
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,350	1,365
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,325	1,685
4 H.J. Heinz Co.	6.750%	3/15/2032	925	1,016
Johnson & Johnson	6.950%	9/1/2029	500	626
Johnson & Johnson	4.950%	5/15/2033	1,750	1,714
Kellogg Co.	7.450%	4/1/2031	2,350	2,901
Kimberly-Clark Corp.	6.250%	7/15/2018	675	741
Kraft Foods, Inc.	6.500%	11/1/2031	2,150	2,369
Kroger Co.	7.700%	6/1/2029	375	420
Kroger Co.	8.000%	9/15/2029	1,425	1,647
Kroger Co.	7.500%	4/1/2031	850	941
Merck & Co.	6.300%	1/1/2026	500	533
Merck & Co.	6.400%	3/1/2028	1,075	1,154
Merck & Co.	5.950%	12/1/2028	550	560
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,025	2,426
PepsiAmericas Inc.	5.000%	5/15/2017	750	733
4 Pharmacia Corp.	6.500%	12/1/2018	750	844
4 Pharmacia Corp.	6.600%	12/1/2028	2,000	2,322
Philip Morris Cos., Inc.	7.750%	1/15/2027	1,800	2,126
Procter & Gamble Co.	5.500%	2/1/2034	450	459
Procter & Gamble Co.	5.800%	8/15/2034	2,525	2,687
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	2,505	3,254
Safeway, Inc.	7.250%	2/1/2031	856	927
Sara Lee Corp.	6.125%	11/1/2032	500	473
4 Schering-Plough Corp.	6.750%	12/1/2033	1,950	2,205
Sysco Corp.	5.375%	9/21/2035	1,000	982
Unilever Capital Corp.	5.900%	11/15/2032	2,925	3,072
WellPoint Inc.	5.950%	12/15/2034	1,250	1,298
Wyeth	6.450%	2/1/2024	1,225	1,322
Wyeth	6.500%	2/1/2034	1,875	2,056
3 Wyeth	6.000%	2/15/2036	2,325	2,385
Energy (2.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,250	1,539
Amerada Hess Corp.	7.875%	10/1/2029	3,175	3,854
Amerada Hess Corp.	7.125%	3/15/2033	250	284
Anadarko Finance Co.	7.500%	5/1/2031	1,775	2,173
Apache Finance Canada	7.750%	12/15/2029	650	858
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,190
Burlington Resources, Inc.	7.200%	8/15/2031	650	804
Burlington Resources, Inc.	7.400%	12/1/2031	1,675	2,128
Canadian Natural Resources	7.200%	1/15/2032	600	702
Canadian Natural Resources	5.850%	2/1/2035	1,050	1,063
Conoco Funding Co.	7.250%	10/15/2031	400	497
Devon Energy Corp.	7.950%	4/15/2032	250	322
Devon Financing Corp.	7.875%	9/30/2031	3,700	4,714
Encana Corp.	6.500%	8/15/2034	1,975	2,215
Global Marine, Inc.	7.000%	6/1/2028	800	926
Husky Energy Inc.	6.150%	6/15/2019	510	529
Lasmo Inc.	7.300%	11/15/2027	600	753
Marathon Oil Corp.	6.800%	3/15/2032	1,000	1,155
Nexen, Inc.	7.875%	3/15/2032	550	686
Nexen, Inc.	5.875%	3/10/2035	1,850	1,839
Norsk Hydro	7.250%	9/23/2027	2,175	2,696
Norsk Hydro	7.150%	1/15/2029	1,000	1,234
Occidental Petroleum	7.200%	4/1/2028	1,400	1,724
Petro-Canada	7.875%	6/15/2026	150	187
Petro-Canada	7.000%	11/15/2028	250	285
Petro-Canada	5.350%	7/15/2033	1,650	1,551
Petro-Canada	5.950%	5/15/2035	1,350	1,380
Suncor Energy, Inc.	7.150%	2/1/2032	800	977
Suncor Energy, Inc.	5.950%	12/1/2034	875	933
Talisman Energy, Inc.	7.250%	10/15/2027	450	537
Texaco Capital, Inc.	9.750%	3/15/2020	500	710
Tosco Corp.	7.800%	1/1/2027	350	452
Tosco Corp.	8.125%	2/15/2030	7,150	9,629
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	1,275	1,605
Union Oil Co. of California	7.500%	2/15/2029	500	644
Valero Energy Corp.	7.500%	4/15/2032	1,300	1,572
Technology (0.8%)
Dell Inc.	7.100%	4/15/2028	500	601
Electronic Data Systems	7.450%	10/15/2029	650	689
International Business Machines Corp.	7.000%	10/30/2025	1,050	1,240
International Business Machines Corp.	6.220%	8/1/2027	4,475	4,874
International Business Machines Corp.	6.500%	1/15/2028	1,800	2,031
International Business Machines Corp.	7.125%	12/1/2096	400	484
Motorola, Inc.	7.500%	5/15/2025	900	1,080
Motorola, Inc.	6.500%	9/1/2025	975	1,058
Motorola, Inc.	6.500%	11/15/2028	1,150	1,264
Pitney Bowes, Inc.	4.750%	1/15/2016	750	725
Pitney Bowes, Inc.	4.750%	5/15/2018	1,000	956
Science Applications International Corp.	5.500%	7/1/2033	500	480
Transportation (1.4%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	233
Burlington Northern Santa Fe Corp.	7.950%	8/15/2030	1,300	1,712
Canadian National Railway Co.	6.800%	7/15/2018	1,025	1,161
Canadian National Railway Co.	6.250%	8/1/2034	850	934
Canadian Pacific Rail	7.125%	10/15/2031	1,325	1,616
CNF, Inc.	6.700%	5/1/2034	700	737
2 Continental Airlines, Inc.	6.648%	9/15/2017	2,644	2,618
2 Continental Airlines, Inc.	6.900%	1/2/2018	281	280
2 Continental Airlines, Inc.	6.545%	2/2/2019	905	903
CSX Corp.	7.900%	5/1/2017	1,000	1,212
Federal Express Corp.	7.600%	7/1/2097	1,000	1,215
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,861
Norfolk Southern Corp.	9.750%	6/15/2020	411	584
Norfolk Southern Corp.	5.590%	5/17/2025	716	722
Norfolk Southern Corp.	7.800%	5/15/2027	27	34
Norfolk Southern Corp.	5.640%	5/17/2029	698	699
Norfolk Southern Corp.	7.250%	2/15/2031	1,009	1,232
Norfolk Southern Corp.	7.050%	5/1/2037	1,775	2,123
Norfolk Southern Corp.	7.900%	5/15/2097	450	593
Southwest Airlines Co.	5.125%	3/1/2017	650	610
Union Pacific Corp.	7.000%	2/1/2016	550	622
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,185
Union Pacific Corp.	6.625%	2/1/2029	1,275	1,438
United Parcel Service of America	8.375%	4/1/2020	500	657
United Parcel Service of America	8.375%	4/1/2030	500	690
Other (0.0%)
Dover Corp.	5.375%	10/15/2035	350	343
Rockwell International Corp.	6.700%	1/15/2028	300	346

	433,803

Utilities (4.3%)
Electric (3.5%)
AEP Texas Central Co.	6.650%	2/15/2033	1,450	1,588
Alabama Power Co.	5.500%	10/15/2017	2,425	2,479
AmerenEnergy Generating	7.950%	6/1/2032	1,750	2,258
Appalachian Power Co.	5.800%	10/1/2035	350	342
Arizona Public Service Co.	5.500%	9/1/2035	600	570
CenterPoint Energy Houston	5.750%	1/15/2014	500	516
CenterPoint Energy Houston	6.950%	3/15/2033	375	438
Cleveland Electric Illumination Co.	7.880%	11/1/2017	250	305
Columbus Southern Power	5.850%	10/1/2035	800	803
Commonwealth Edison Co.	5.875%	2/1/2033	250	252
Consolidated Edison, Inc.	5.300%	3/1/2035	775	748
Constellation Energy Group, Inc.	7.600%	4/1/2032	1,500	1,806
Consumers Energy Co.	5.500%	8/15/2016	1,125	1,112
Consumers Energy Co.	5.650%	4/15/2020	400	393
Detroit Edison Co.	5.700%	10/1/2037	500	490
Dominion Resources, Inc.	6.750%	12/15/2032	1,000	1,080
Dominion Resources, Inc.	6.300%	3/15/2033	1,650	1,696
Dominion Resources, Inc.	5.250%	8/1/2033	250	245
Dominion Resources, Inc.	5.950%	6/15/2035	950	932
DTE Energy Co.	6.375%	4/15/2033	500	512
Duke Capital Corp.	8.000%	10/1/2019	425	508
Duke Capital Corp.	6.750%	2/15/2032	575	632
Duke Energy Corp.	6.000%	12/1/2028	400	407
Duke Energy Corp.	6.450%	10/15/2032	2,050	2,210
El Paso Electric Co.	6.000%	5/15/2035	725	727
Exelon Corp.	5.625%	6/15/2035	975	920
FirstEnergy Corp.	7.375%	11/15/2031	3,925	4,636
Florida Power & Light Co.	5.950%	10/1/2033	350	370
Florida Power & Light Co.	5.625%	4/1/2034	1,174	1,188
Florida Power & Light Co.	4.950%	6/1/2035	775	709
Florida Power & Light Co.	5.400%	9/1/2035	500	490
Jersey Central Power & Light	5.625%	5/1/2016	675	695
3 Kansas City Power & Light	6.050%	11/15/2035	500	515
MidAmerican Energy Co.	6.750%	12/30/2031	1,800	2,058
MidAmerican Energy Co.	5.750%	11/1/2035	850	855
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	300	383
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,900	2,510
NiSource Finance Corp.	5.250%	9/15/2017	1,275	1,242
NiSource Finance Corp.	5.450%	9/15/2020	725	704
Northern States Power Co.	5.250%	7/15/2035	600	577
Ohio Power Co.	6.600%	2/15/2033	400	441
Oncor Electric Delivery Co.	7.000%	9/1/2022	1,350	1,500
Oncor Electric Delivery Co.	7.000%	5/1/2032	1,150	1,311
Oncor Electric Delivery Co.	7.250%	1/15/2033	325	382
Pacific Gas & Electric Co.	6.050%	3/1/2034	5,775	5,983
PacifiCorp	7.700%	11/15/2031	400	505
PacifiCorp	5.250%	6/15/2035	1,150	1,071
Pepco Holdings, Inc.	7.450%	8/15/2032	300	350
Progress Energy, Inc.	7.750%	3/1/2031	1,150	1,386
Progress Energy, Inc.	7.000%	10/30/2031	925	1,027
PSE&G Power LLC	5.500%	12/1/2015	400	397
PSE&G Power LLC	8.625%	4/15/2031	1,750	2,305
PSI Energy Inc.	6.120%	10/15/2035	600	613
Puget Sound Energy Inc.	5.483%	6/1/2035	825	807
South Carolina Electric & Gas Co.	6.625%	2/1/2032	500	586
South Carolina Electric & Gas Co.	5.300%	5/15/2033	950	938
Southern California Edison Co.	5.000%	1/15/2016	925	913
Southern California Edison Co.	6.650%	4/1/2029	250	280
Southern California Edison Co.	6.000%	1/15/2034	1,125	1,190
Southern California Edison Co.	5.750%	4/1/2035	400	409
Southern California Edison Co.	5.350%	7/15/2035	1,250	1,211
Union Electric Co.	5.400%	2/1/2016	300	304
United Utilities PLC	5.375%	2/1/2019	1,000	978
United Utilities PLC	6.875%	8/15/2028	675	744
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	454
Natural Gas (0.8%)
Boardwalk Pipelines LLC	5.500%	2/1/2017	175	174
Consolidated Natural Gas	6.800%	12/15/2027	500	556
Duke Energy Field Services	8.125%	8/16/2030	500	634
Enbridge Energy Partners	4.900%	3/1/2015	300	295
Enterprise Products Operating LP	6.875%	3/1/2033	850	906
Enterprise Products Operating LP	6.650%	10/15/2034	1,275	1,324
KeySpan Corp.	8.000%	11/15/2030	650	865
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	500	593
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,000	1,127
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	550	524
3 Kinder Morgan, Inc.	6.400%	1/5/2036	700	710
KN Energy, Inc.	7.250%	3/1/2028	1,550	1,737
Oneok Inc.	6.000%	6/15/2035	975	957
San Diego Gas & Electric	5.350%	5/15/2035	1,275	1,244
Southern California Gas Co.	5.750%	11/15/2035	250	256
Southern Union Co.	7.600%	2/1/2024	500	561
Trans-Canada Pipelines	5.600%	3/31/2034	1,725	1,747

	81,196

Total Corporate Bonds
(Cost $666,451)	684,617

Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)

Asian Development Bank	5.593%	7/16/2018	2,200	2,354
Inter-American Development Bank	7.000%	6/15/2025	750	942
International Bank for Reconstruction & Development	7.625%	1/19/2023	1,807	2,412
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,000	1,507
International Bank for Reconstruction & Development	4.750%	2/15/2035	2,225	2,222
Korea Electric Power	7.000%	2/1/2027	750	870
3 Pemex Project Funding Master Trust	5.750%	12/15/2015	2,240	2,227
4 Pemex Project Funding Master Trust	8.625%	2/1/2022	1,500	1,834
3 Pemex Project Funding Master Trust	6.625%	6/15/2035	1,000	1,001
Province of British Columbia	6.500%	1/15/2026	1,500	1,789
Province of Manitoba	9.250%	4/1/2020	1,500	2,146
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,834
Province of Quebec	4.875%	5/5/2014	500	500
Province of Quebec	7.500%	7/15/2023	600	769
Province of Quebec	7.125%	2/9/2024	3,800	4,718
Province of Quebec	7.500%	9/15/2029	2,000	2,656
Province of Saskatchewan	7.375%	7/15/2013	600	699
Quebec Hydro Electric	7.500%	4/1/2016	4,525	5,377
Quebec Hydro Electric	9.400%	2/1/2021	1,480	2,162
Quebec Hydro Electric	8.400%	1/15/2022	775	1,057
Quebec Hydro Electric	8.050%	7/7/2024	750	1,018
Quebec Hydro Electric	8.500%	12/1/2029	500	728
Region of Lombardy, Italy	5.804%	10/25/2032	2,375	2,578
Republic of Finland	6.950%	2/15/2026	195	247
Republic of Italy	6.875%	9/27/2023	5,600	6,723
Republic of Italy	5.375%	6/15/2033	4,200	4,314
Republic of Korea	5.625%	11/3/2025	900	916
Republic of South Africa	8.500%	6/23/2017	900	1,129
United Mexican States	11.375%	9/15/2016	1,700	2,508
United Mexican States	8.125%	12/30/2019	8,225	10,076
United Mexican States	8.000%	9/24/2022	4,000	4,920
United Mexican States	8.300%	8/15/2031	7,250	9,280
United Mexican States	7.500%	4/8/2033	1,000	1,180
United Mexican States	6.750%	9/27/2034	4,125	4,496

Total Sovereign Bonds
(Cost $83,293)	89,189

Taxable Municipal Bonds (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,225	1,200
Illinois (Taxable Pension) GO	5.100%	6/1/2033	15,650	15,383
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	500	515
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	1,250	1,604
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	30	29
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	570	542
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	642
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	1,999
Oregon School Board Assn	5.528%	6/30/2028	1,500	1,553
Wisconsin Public Service Rev	5.700%	5/1/2026	900	954

Total Taxable Municipal Bonds
(Cost $23,228)	24,421

	Shares

Temporary Cash Investment (0.7%)

5 Vanguard Market Liquidity Fund, 4.274%
(Cost $13,557)	13,557,163	13,557

Total Investments (98.9%)
(Cost $1,796,107)		1,871,957

Other Assets and Liabilities—Net (1.1%)		21,090

Net Assets (100%)		1,893,047

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $14,924,000, representing 0.8% of net assets.
4	Adjustable-rate note.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Balanced Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund, (the "Fund") as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 9, 2006. Our audit included an audit of the Fund's schedule of investments as of December 31, 2005. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2006

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Fund and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (separate funds of Vanguard Bond Index Fund, the "Funds") as of December 31, 2005, and for the year then ended and have issued our unqualified reports thereon dated February 9, 2006 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of December 31, 2005 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2006

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.